                                                           semi-annual report
                                            LIQUIDITY PLUS MONEY MARKET FUND  --
                                                               June 30, 2001  --


                                                                    "The goal of this Fund is to provide
                                                                    shareholders with a competitive money
                                                                    market return consistent with the
                                                                    stability of principal."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER:

       On the following pages, you will find the most recent financial information for the Liquidity Plus Money Market Fund. The information extends through June 30, 2001.

       The goal of this Fund is to provide shareholders with a competitive money market return consistent with the stability of principal. Purchases are targeted at those money market securities and maturities that offer the most attractive yields. For example, during the fourth quarter of 2000, Fund purchases were targeted, in part, on maturities in the six-month to nine-month maturity range to take advantage of attractive yields. As a result, the Fund was well positioned in longer-maturity and higher-yielding money market securities when the Federal Reserve announced a surprise rate cut in January and money market rates fell. To position the Fund for the additional rate cuts that were anticipated, purchases of longer-term money market securities were made during the first quarter of 2001 as attractive opportunities arose. During the second quarter of the year, there was a back up in interest rates and purchases were made in the Fund to lock in these temporarily higher yields. This helped the Fund to offset the decline in money market rates that occurred as the Federal Reserve continued to cut rates throughout the quarter.

       If you have any questions about this Fund, please contact your financial advisor. You may also contact us through our website at www.munder.com. Thank you for your confidence in Munder Capital Management. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, Chairman and CEO
       Munder Capital Management

               Liquidity Plus Money Market Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------

                                                                              RATING
      PRINCIPAL                                                       -------------------------
      AMOUNT                                                          S&P               MOODY'S                VALUE
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 10.6%
$      5,000,000     Canadian Imperial Commerce Bank
                        3.840% due 06/21/2002                          A-1+/AA-         P1/Aa3         $      4,999,526
       5,000,000     Deutsche Bank AG
                        6.720% due 10/10/2001                          A1+/AA           P1/Aa3                4,999,606
       5,000,000     UBS AG
                        6.890% due 08/20/2001                          A-1+/AA+         P1/Aa2                4,999,805
                                                                                                       ----------------

                     TOTAL CERTIFICATE OF DEPOSIT
                        (Cost $14,998,937)                                                                   14,998,937
                                                                                                       ----------------

COMMERCIAL PAPER -- 49.2%
       5,000,000     Asset Securitization Cooperative Corporation, 144A
                        3.900% due 07/19/2001 +                        A1+/NR           P1/NR                 4,990,250
       5,000,000     CXC, Inc.
                        3.700% due 08/16/2001                          A1+/NR           P1/NR                 4,976,361
       5,000,000     Golden Funding Corporation
                        3.800% due 07/18/2001                          A1/NR            P1/NR                 4,991,028
       5,000,000     International Lease Finance Corporation
                        4.000% due 07/06/2001                          A1+/AA-          P1/A1                 4,997,222
       5,000,000     International Nederlanden U.S. Funding
                        3.960% due 11/13/2001                          A1+/AA-          P1/NR                 4,925,750
       5,000,000     Lexington Parker Capital Corporation
                        4.780% due 08/31/2001++                        A1/NR            NR/NR                 4,959,503
       5,000,000     Liberty Street Funding Corporation
                        4.010% due 07/10/2001                          A1/NR            P1/NR                 4,994,987
       5,000,000     Marsh & McLennan Companies, Inc.
                        3.720% due 12/03/2001                          A-1+/AA-         P1/NR                 4,919,917
       5,000,000     Moat Funding LLC
                        3.650% due 09/25/2001                          A-1+/NR          P1/NR                 4,956,403
       5,000,000     Park Avenue Receivables Corporation
                        3.680% due 07/23/2001                          A1/NR            P1/NR                 4,988,756
       5,000,000     Receivables Capital Corporation
                        3.960% due 07/05/2001                          A1+/NR           P1/NR                 4,997,800
       5,000,000     Sigma Finance, Inc.
                        3.600% due 09/20/2001                          A-1+/AAA         P-1/Aaa               4,959,500
       5,000,000     Sony Capital Corporation
                        3.950% due 07/27/2001                          A1/A+            P1/Aa3                4,985,736
       5,000,000     Tribune Company
                        3.620% due 08/21/2001                          A1/A             P1/A2                 4,974,358
                                                                                                       ----------------

                     TOTAL COMMERCIAL PAPER
                        (Cost $69,617,571)                                                                   69,617,571
                                                                                                       ----------------

CORPORATE BONDS AND NOTES -- 21.2%
       5,000,000     American Express Centurion Bank
                        3.970% due 11/13/2001++                        A+/A+            P1/Aa3                5,000,000
       5,000,000     AT&T Corporation
                        4.130% due 08/06/2001                          A1/A             P1/A2                 4,979,350


                       See Notes to Financial Statements.

               Liquidity Plus Money Market Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

                                                                                RATING
     PRINCIPAL                                                        -------------------------
      AMOUNT                                                          S&P               MOODY'S                VALUE
-----------------------------------------------------------------------------------------------------------------------
       5,000,000     Beta Finance, Inc.
                        3.960% due 03/08/2002                          A1+/AAA          P1/Aaa         $      5,000,000
       5,000,000     First Union National Bank
                        3.980% due 09/19/2001++                        A1/A+            P1/A1                 5,000,000
       5,000,000     LaSalle Bank NA
                        4.220% due 05/22/2002                          A++/AA-          P/Aa3                 4,999,567
       5,000,000     Toronto-Dominion Bank
                        4.730% due 04/22/2002                          A1+/AA-          P1/Aa3                4,999,609
                                                                                                       ----------------

TOTAL CORPORATE BONDS AND NOTES
        (Cost $29,978,526)                                                                                   29,978,526
                                                                                                       ----------------

REPURCHASE AGREEMENT -- 18.2%
        (Cost $25,808,805)

$25,808,805       Agreement with Lehman Brothers Holdings, Inc., 3.940%
                  dated 06/29/2001, to be repurchased at $25,817,278 on 07/02/2001, collateralized by $25,340,000 U.S. Treasury Note, 5.500%,
                  maturing 02/15/2008 (value $26,315,314)                                                    25,808,805
                                                                                                       ----------------

TOTAL INVESTMENTS (Cost $140,403,839*)                                                     99.2%            140,403,839
OTHER ASSETS AND LIABILITIES (NET)                                                          0.8               1,077,958
                                                                                      ---------        ----------------

NET ASSETS                                                                                100.0%       $    141,481,797
                                                                                      =========        ================


----------------------

*    Aggregate cost for Federal tax purposes.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

++ This security has a F1 rating by Fitch Investor Services and thus is defined as an eligible security under Rule 2a-7.


                       See Notes to Financial Statements.

            Liquidity Plus Money Market Fund
                  Statement of Assets and Liabilities, June 30, 2001 (Unaudited)

            --------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $140,403,839)
    See accompanying schedule:
       Securities.......................................................................                $    114,595,034
       Repurchase agreements............................................................                      25,808,805
                                                                                                        ----------------
Total investments.......................................................................                     140,403,839
Receivable for Fund Shares sold.........................................................                         704,822
Interest receivable.....................................................................                         663,455
Prepaid expenses .......................................................................                           1,571
Unamortized organization costs..........................................................                           2,466
                                                                                                        ----------------
    Total Assets........................................................................                     141,776,153
                                                                                                        ----------------

LIABILITIES:
Custodian fee payable...................................................................                          45,185
Distribution and shareholder servicing fees payable.....................................                          42,435
Investment advisory fee payable.........................................................                          41,669
Transfer agent fee payable..............................................................                          23,032
Administration fees payable.............................................................                          11,621
Accrued expenses and other payables.....................................................                         130,414
                                                                                                        ----------------
    Total Liabilities...................................................................                         294,356
                                                                                                        ----------------

NET ASSETS..............................................................................                $    141,481,797
                                                                                                        ================

NET ASSETS consist of:
Accumulated net realized loss on investments sold.......................................                $           (123)
Par value...............................................................................                         141,482
Paid-in capital in excess of par value..................................................                     141,340,438
                                                                                                        ----------------
Total Net Assets........................................................................                $    141,481,797
                                                                                                        ================

NET ASSET VALUE, offering price and redemption price per share
    ($141,481,797 / 141,481,920 shares outstanding).....................................                $           1.00
                                                                                                        ================

                       See Notes to Financial Statements.

          Liquidity Plus Money Market Fund
                 Statement of Operations, Period Ended June 30, 2001 (Unaudited)

          ----------------------------------------------------------------------

INVESTMENT INCOME:
Interest................................................................................                $      3,636,284
                                                                                                        ----------------
    Total investment income.............................................................                       3,636,284
                                                                                                        ----------------
EXPENSES:
Investment advisory fee.................................................................                         237,767
Distribution and shareholder servicing fees.............................................                         237,767
Administration fee......................................................................                          53,851
Legal and audit fee.....................................................................                          26,001
Custodian fees..........................................................................                          15,872
Registration and filing fees............................................................                          14,761
Transfer agent fee......................................................................                           2,310
Directors' fees and expenses............................................................                           1,498
Amortization of organizational costs....................................................                             920
Other...................................................................................                          86,855
                                                                                                        ----------------
       Total Expenses...................................................................                         677,602
                                                                                                        ----------------
NET INVESTMENT INCOME...................................................................                       2,958,682
                                                                                                        ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................                $      2,958,682
                                                                                                        ================

                       See Notes to Financial Statements.

               Liquidity Plus Money Market Fund
                      Statements of Changes in Net Assets

               -----------------------------------------------------------------


                                                                                        --------------------------------
                                                                                        PERIOD
                                                                                        ENDED           YEAR
                                                                                        6/30/01         ENDED
                                                                                        (UNAUDITED)     12/31/00
                                                                                        --------------------------------
Net investment income......................................................             $    2,958,682  $      6,293,757
                                                                                        --------------  ----------------
Net increase in net assets resulting from operations.......................                  2,958,682         6,292,757

Distributions to shareholders from net investment income...................                 (2,958,682)       (6,293,757)
Net increase in net assets from Fund share transactions....................                 11,107,034        20,824,000
                                                                                        --------------  ----------------
Net increase in net assets.................................................                 11,107,034        20,824,000

NET ASSETS:
Beginning of year..........................................................                130,374,763       109,550,763
                                                                                        --------------  ----------------

End of year................................................................             $  141,481,797  $    130,374,763
                                                                                        ==============  ================


                       See Notes to Financial Statements.

     Liquidity Plus Money Market Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

     ---------------------------------------------------------------------------

                                                              ------------------------------------------------------------
                                                              PERIOD
                                                              ENDED        YEAR         YEAR         YEAR         PERIOD
                                                              6/30/01      ENDED        ENDED        ENDED       ENDED
                                                              (UNAUDITED)  12/31/00     12/31/99     12/31/98    12/31/97
                                                              ------------------------------------------------------------
Net asset value, beginning of period....................       $   1.00     $   1.00     $   1.00     $   1.00   $  1.00
                                                              ---------    ---------    ---------    ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................          0.022        0.054        0.043        0.050     0.030
                                                              ---------    ---------    ---------    ---------  --------
Total from investment operations........................          0.022        0.054        0.043        0.050     0.030
                                                              ---------    ---------    ---------    ---------  --------
LESS DISTRIBUTIONS:
Distributions from net investment income................         (0.022)      (0.054)      (0.043)      (0.050)   (0.030)
                                                              ---------    ---------    ---------    ---------  --------
Total distributions.....................................         (0.022)      (0.054)      (0.043)      (0.050)   (0.030)
                                                              ---------    ---------    ---------    ---------  --------
Net asset value, end of period..........................       $   1.00     $   1.00     $   1.00     $   1.00   $  1.00
                                                              =========    =========    =========    =========  ========
TOTAL RETURN (B)........................................           2.19%        5.54%        4.35%        4.68%     2.59%
                                                              =========    =========    =========    =========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................       $141,482     $130,375     $109,551     $ 76,965  $ 56,636
Ratio of operating expenses to average net assets.......           1.00%(c)     1.00%        0.96%        0.97%     0.86%(c)
Ratio of net investment income to average net assets....           4.35%(c)     5.41%        4.28%        4.58%     4.29%(c)
Ratio of operating expenses to average net assets
    without expenses reimbursed.........................           1.00%(c)     1.00%        0.96%        0.97%     0.86%(c)


--------

(a)  Liquidity Plus Money Market Fund commenced operations on June 4, 1997.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.


                       See Notes to Financial Statements.

                Liquidity Plus Money Market Fund
                       Notes To Financial Statements, June 30, 2001 (Unaudited)

                ----------------------------------------------------------------


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund. As determined at December 31, 2000, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income Recognition: In November 2000, the American Institute of Certified Public Accountants "(AICPA)" issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

                Liquidity Plus Money Market Fund
                       Notes To Financial Statements, June 30, 2001 (Unaudited)
                                    (Continued)
                ----------------------------------------------------------------

2.   INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($55,000 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meetings. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive an annual retainer of $4,000 per committee ($6,000 for the Committee Chairman) plus a fee of $1,500 for each meeting of the committee attended or $750 for each telephone meeting, if any. No officer, director or employee of the Advisor or Comerica, Inc. ("Comerica") received any compensation from the Company. Comerica, through its wholly owned subsidiary Comerica Bank, owns approximately 94% of the Advisor.

3.   DISTRIBUTION AND SERVICE PLAN

     The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor or directly to other service providers for expenditures incurred by the Distributor or other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services. The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

     Comerica Securities, a wholly owned subsidiary of Comerica, may receive trail commissions for providing shareholder services. For the period ended June 30, 2001, the Distributor paid $1,001 to Comerica Securities for shareholder services provided to the Fund.

4.   COMMON STOCK

     At June 30, 2001, two billion shares of $.001 par value common stock were authorized for the Fund.

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

     Changes in common stock for the Fund were as follows:

                                                                           PERIOD ENDED       YEAR ENDED
                                                                                6/30/01         12/31/00
                                                                                 AMOUNT           AMOUNT
                                                                                 ------           ------
     Sold........................................                           $75,362,304    $ 155,527,630
     Issued as reinvestment of dividends...                                   2,960,810        6,293,140
     Redeemed.................................                              (67,216,080)    (140,996,770)
                                                                            -----------    -------------
     Net increase...............................                            $11,107,034     $ 20,824,000
                                                                            ===========     ============

5.   ORGANIZATIONAL COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

                Liquidity Plus Money Market Fund
                       Notes To Financial Statements, June 30, 2001 (Unaudited)
                                    (Continued)
                ----------------------------------------------------------------


6.   INCOME TAX INFORMATION

     As determined at December 31, 2000, the Fund had available for Federal income tax purposes, $123 of unused capital losses, expiring December 2007.

                         [This Page Intentionally Left Blank]

                         [This Page Intentionally Left Blank]

                         [This Page Intentionally Left Blank]


                                                        THE MUNDER FUNDS

BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            Thomas B. Bender
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan
            Arthur T. Porter
OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Melanie Mayo West, Assistant Secretary
            Cherie N. Ugorowski, Treasurer
            David W. Rumph, Assistant Treasurer
            Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR
            Munder Capital Management
            Munder Capital Center
            480 Pierce Street
            Birmingham, MI 48009
TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581
ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110
DISTRIBUTOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109
LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006
INDEPENDENT AUDITORS
            Ernst & Young LLP
            200 Clarendon Street
            Boston, MA 02116

SANNSTCL0601

INVESTMENT ADVISOR: Munder Capital Management
DISTRIBUTED BY: Funds Distributor, Inc.

                                                              Semi-Annual Report
                                                                  CLASS K SHARES

                                                                   June 30, 2001

                                                  THE MUNDER INSTITUTIONAL FUNDS

                                              Institutional S&P 500 Index Equity
                                           Institutional S&P MidCap Index Equity
                                         Institutional S&P SmallCap Index Equity


                                                                    "The Munder Institutional Funds were
                                                                    created with the special requirements
                                                                    of the large institutional investor in
                                                                    mind."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

       On the following pages, you will find the most recent financial information for The Munder Institutional Funds. The information extends through June 30, 2001.

       The Munder Institutional Funds were created with the special requirements of the large institutional investor in mind. We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives.

       Currently, three Class K institutional funds have commenced operations. These three offerings are equity funds that are indexed to the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index. Together, these funds provide representation in three of the major size segments of the stock market.

       If you have any questions about these Funds, please contact your financial advisor. You can also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, President
       The Munder Funds

           Table of
                   Contents

           ---------------------------------------------------------------------

                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                                iii         Munder Institutional S&P 500 Index Equity Fund
                                iv          Munder Institutional S&P MidCap Index Equity Fund
                                iv          Munder Institutional S&P SmallCap Index Equity Fund

                 PORTFOLIO OF INVESTMENTS --
                                1           Munder Institutional S&P 500 Index Equity Fund
                                10          Munder Institutional S&P MidCap Index Equity Fund
                                17          Munder Institutional S&P SmallCap Index Equity Fund
                                27          FINANCIAL STATEMENTS
                                32          FINANCIAL HIGHLIGHTS
                                35          NOTES TO FINANCIAL STATEMENTS

           ---------------------------------------------------------------------
           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE
           NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
           OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           Management's Discussion of
                   Fund Performance

           ---------------------------------------------------------------------

THE INVESTMENT ENVIRONMENT
     The year ending June 30, 2001, was marked by a sharp deceleration in economic growth. One year ago, in June 2000, the National Association of Purchasing Management's (NAPM) Index, which provides a snapshot of the strength in industrial activity, stood at 52.1. The dividing line between an expansion and contraction in manufacturing activity is 50. By August 2000, the Index had fallen below 50, indicating a contraction in the manufacturing sector. After reaching a low of 41.2 in January, the Index has rebounded slightly, reaching
44.7 by June 2001. As the 12-month time period ended, therefore, manufacturing activity was continuing to contract.

     In contrast to the manufacturing sector, Gross Domestic Product (GDP), a measure of total economic activity, has remained positive although it has decelerated sharply. Real GDP (adjusted for inflation) rose by 1.32% between June 2000 and June 2001. This was a marked deceleration in growth from the 5.22% GDP increase posted for June 1999 through June 2000. Consumption, which accounts for approximately two-thirds of economic activity, has held up reasonably well. Construction activity has also been a source of strength. Business spending on equipment and software, however, moved from a 13.19% increase for the year ending June 30, 2000 to a 4.00% decline for the year ending June 30, 2001. As the economy slowed, inventory accumulation slowed as well, turning negative in the first two quarters of 2001. Net exports have also taken their toll on growth. While imports have fallen by 6.7% over the past year as the pace of domestic economic activity declined, exports have fallen even faster in response to the slowing of the global economy.

     The news on inflation over the past year has been more positive than the news on economic growth. As of June 2001, the Consumer Price Index (CPI) was 3.31% higher than June 2000. This is lower than the 3.67% CPI increase from June 1999 through June 2000.

     Whether the economy is or will be in a technical recession (two consecutive quarters of negative GDP growth), we will know with certainty only in hindsight. What is clear is that slowing economic growth has had a significant impact on the financial markets.

THE STOCK MARKET
     The decline in economic growth, with its negative impact on actual and anticipated corporate earnings, took a heavy toll on the stock market during the year ending June 30, 2001. While there is debate about whether the economy is in recession, there is no doubt that there is a profits recession. S&P 500 earnings for the second quarter of 2001 are expected to fall by 21.10%, compared to year-ago levels. By contrast, earnings for the second quarter of 2000 increased 12.64% versus year-earlier levels.

     For the year ending June 30, 2001, the S&P 500 Index generated a return of -14.83%. Even with this double-digit negative performance, six of the 10 sectors of the S&P 500 Index turned in a positive return. In fact, the financials and utilities sectors both earned returns of greater than 20%, while the materials sector earned a return of over 18%. The weakness in the S&P 500 Index came primarily from one sector: technology. With a 23.8% weight in the Index and a return of -52.73% for the year, the technology sector alone subtracted over 16 percentage points from the Index's return for the 12-month time period. Although telecommunications services

           ---------------------------------------------------------------------

also had a very weak return (-30.24%), its relatively small weight in the Index limited its impact on the performance of the S&P 500 Index.

     Across the capitalization ranges of the stock market, smaller company stocks had better relative performance than the larger-cap S&P 500 for the year. The S&P MidCap 400 Index generated a return of 8.87% while the S&P SmallCap 600 Index had an even stronger return of 11.12%.

     International stocks trailed the U.S. stock market. The MSCI EAFE Index, a widely followed benchmark for international stocks, posted a -23.63% return for the year ending June 30.

Please Note: The following paragraphs detail the performance of The Munder Institutional Funds for the year ending June 30, 2001. Each Fund offers its shares to investors in more than one class. These classes have different sales charges and expenses, which affect performance. Performance data in the following narrative discussion represent the performance of Class K shares, net of Fund expenses.

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of -6.87% for the six-months ending June 30, 2001, relative to the -6.70% return for the S&P 500 Index.

     The Fund closely tracked the return of the S&P 500 Index for the period. The primary reason for the difference between the Fund's return and that of the S&P 500 Index is that the Fund's return is reported after the deduction of expenses. Since the S&P 500 Index is not an actual fund, there are no expenses charged against its return.

     Although the S&P 500 Index generated a -14.83% return for the year ending June 30, six of the ten S&P 500 sectors showed positive returns for the year. The financials sector was the top-performing sector for the year, with a return of 21.56%. Given its 16% weight in the Index, financials contributed over two percentage points to the Index's return for the year. Other sectors that generated a positive double-digit return included utilities (+21.29%) and materials (+18.41%).

     These positive contributions were more than outweighed by the negative contribution of the technology sector. With its return of -52.73% for the year and its weight of 24% in the Index, technology subtracted 16.30% from the S&P 500's return. This is a sharp contrast to the previous year (ending June 30, 2000) in which technology generated a 50.37% return. Telecommunications had a -30.24% return for the past year. However, with a weight of only 6% in the Index, it subtracted only 1.96% from the S&P 500's return.

     The sector returns of the S&P 500 Index were closely mirrored in the sector returns of the Fund. Since the goal of the Fund is to track the total return of the S&P 500 Index, the weight of each of the 500 stocks in the Fund is monitored closely relatively to its weight in the S&P 500 Index. Therefore, both sector and issue weights of the Fund remain close to the weights of the

           ---------------------------------------------------------------------

S&P 500 Index. Cash flows are promptly invested in order to minimize their impact on the Fund's return.

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of 0.75% for the six-months ending June 30, 2001, relative to the 0.97% return for the S&P MidCap 400 Index.

     The Fund closely tracked the S&P MidCap 400 Index for the period. The primary reason for the difference between the Fund's return and that of the S&P MidCap 400 Index is that the Fund's return is reported after the deduction of expenses. Since the Index is not an actual fund, there are no expenses charged against its return.

     While the 8.87% return of the S&P MidCap 400 Index lagged the 11.12% return of the S&P SmallCap 600 Index for the year ending June 30, 2001, it was significantly ahead of the -14.83% return for the S&P 500 Index. Of the 10 sectors in the S&P MidCap 400 Index, only the technology and energy sectors posted a negative return. However, the -25.82% return for the technology sector of the S&P MidCap 400 Index was significantly better than the -52.73% return for the technology sector of the S&P 500 Index.

     The consumer staples sector was the top-performing sector of the S&P MidCap 400 Index for the year, with a return of 36.30%. Not far behind was the financials sector with a return of 35.47%. Other sector posting double-digit returns included utilities (+21.79%), materials (+19.54%), healthcare (+19.50%), consumer discretionary (+17.94%) and industrials (+17.25%).

     As a result of the tight alignment between individual issues in the Fund and those represented in the Index, the sector returns of the Index were closely mirrored in the sector returns of the Fund. Since the goal of the Fund is to track the total return of the S&P MidCap 400 Index, the weight of each of the 400 stocks in the Fund is monitored closely relatively to its weight in the Index. This helps to keep both sector and issue weights of the Fund in line with the weights of the S&P MidCap 400 Index. Index. Cash flows are promptly invested in order to minimize their impact on the Fund's return.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND BRIAN KOZELISKI
     The Fund earned a return of 6.18% for the six-months ending June 30, 2001, relative to the 6.23% return for the S&P SmallCap 600 Index.

     The return of the Fund closely tracked the S&P SmallCap 600 Index for the period. The primary reason for the difference between the Fund's return and that of the Index is that the Fund's return is reported after the deduction of expenses. Since the Index is not an actual fund, there are no expenses charged against its return.

           ---------------------------------------------------------------------

     Of the 10 sectors in the S&P SmallCap 600 Index, eight earned a positive return for the year ending June 30, 2001. The best performance came from the financials sector, which posted a 53.70% return for the year. Other strong sectors included consumer staples (+43.56%), utilities (+33.49%) and healthcare (+23.44%). Even the -29.05% return of the technology sector and the -42.79% return of the telecommunications services sector could not offset the positive results of the other sectors of the Index. Technology has an 18.94% weight in the Index and subtracted over eight percentage points from the Index's return. The negative impact of the telecommunications sector was limited, however, by the fact that it has only a 0.27% weight in the S&P SmallCap 600 universe of stocks.

     The weight of each of the 600 stocks held in the Fund is monitored carefully relative to its weight in the Index. This helps to keep the sector and issue weights of the Fund and the Index in tight alignment. As a result, both the total return and sector returns of the Fund closely mirrored the returns of the Index. The prompt investment of cash flows also contributes to the close tracking of the Fund return with the return of the S&P SmallCap 600 Index.

                      [This Page Intentionally Left Blank]

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------


SHARES                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.6%
     ADVERTISING -- 0.3%
    6,500 Interpublic Group of
             Companies, Inc.                  $   190,775
    3,000 Omnicom, Inc.                           258,000
    1,900 TMP Worldwide, Inc. +                   114,000
                                              -----------
                                                  562,775
                                              -----------

     AEROSPACE -- 1.4%
   15,200 Boeing Company                          845,120
    3,400 General Dynamics Corporation            264,554
   13,962 Honeywell International, Inc.           488,530
    7,400 Lockheed Martin Corporation             274,170
    1,500 Northrop Grumman Corporation            120,150
    6,000 Raytheon Company +                      159,300
    8,323 United Technologies Corporation         609,743
                                              -----------
                                                2,761,567
                                              -----------

     AIRLINES -- 0.2%
    2,600 AMR Corporation                          93,938
    2,100 Delta Air Lines, Inc.                    92,568
   13,280 Southwest Airlines Company              245,547
    1,100 US Airways Group, Inc. +                 26,730
                                              -----------
                                                  458,783
                                              -----------

     APPAREL -- 0.2%
      900 Liz Claiborne, Inc.                      45,405
    4,600 NIKE, Inc., Class B                     193,154
    1,000 Reebok International Ltd. +              31,950
    1,900 V.F. Corporation                         69,122
                                              -----------
                                                  339,631
                                              -----------

     AUTOMOBILES -- 0.8%
   31,933 Ford Motor Company                      783,955
    9,700 General Motors Corporation              624,195
    5,200 Harley-Davidson, Inc.                   244,816
    1,000 Navistar International
             Corporation +                         28,130
                                              -----------
                                                1,681,096
                                              -----------

     AUTOMOBILE PARTS AND EQUIPMENT-- 0.4%
    1,900 AutoZone, Inc. +                         71,250
      700 Cummins Engine, Inc.                     27,090
    2,557 Dana Corporation                         59,680
    2,500 Danaher Corporation                     140,000
    9,775 Delphi Automotive Systems
             Corporation                          155,716
    3,000 Genuine Parts Company                    94,500
    1,500 Johnson Controls, Inc.                  108,705
    1,000 Snap-On, Inc.                            24,160
    2,100 TRW, Inc.                                86,100
    2,205 Visteon Corporation                      40,528
                                              -----------
                                                  807,729
                                              -----------

     BANKS -- 6.4%
    6,700 AmSouth Bancorporation                  123,883
   27,949 Bank of America Corporation           1,677,778
   12,800 Bank of New York, Inc.                  614,400
   20,230 Bank One Corporation                    724,234
    6,900 BB&T Corporation                        253,230
    3,510 Charter One Financial, Inc.             111,969
    3,050 Comerica, Inc.                          175,680
    9,921 Fifth Third Bancorporation              595,756
   17,168 First Union Corporation                 599,850
   19,000 FleetBoston Financial
             Corporation                          749,550
    4,290 Huntington Bancshares, Inc.              70,142
    7,600 KeyCorp                                 197,980
   14,950 MBNA Corporation                        492,602
    8,500 Mellon Financial Corporation            391,000
   19,600 Morgan Stanley, Dean Witter
             and Company                        1,258,908
   10,500 National City Corporation               323,190
    3,800 Northern Trust Corporation              237,500
    5,000 PNC Financial Services Group            328,950
    5,800 Southtrust Corporation                  150,800
    5,600 State Street Corporation                277,144
    5,100 SunTrust Banks, Inc.                    330,378
    4,900 Synovus Financial Corporation           153,762
   33,168 U.S. Bancorp                            755,899
    3,600 Wachovia Corporation                    256,140
   15,316 Washington Mutual, Inc.                 575,116
   29,800 Wells Fargo & Company                 1,383,614
    1,600 Zions Bancorporation                     94,400
                                              -----------
                                               12,903,855
                                              -----------

     BIOTECHNOLOGY -- 0.1%
    3,600 Applera Corporation-- Applied
             Biosystems Group                      96,300
    3,300 Chiron Corporation +                    168,300
                                              -----------
                                                  264,600
                                              -----------

     BROADCASTING -- 0.4%
   10,196 Clear Channel
             Communications +                     639,289
      900 Meredith Corporation                     32,229
    3,500 Univision Communications,
             Inc. +                               149,730
                                              -----------
                                                  821,248
                                              -----------



                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     BUILDING MATERIALS -- 1.1%
    1,000 Centex Corporation                  $    40,750
    1,000 Crane Company                            31,000
   40,550 Home Depot, Inc.                      1,887,602
      800 KB HOME                                  24,136
    7,900 Masco Corporation                       197,184
      700 Pulte Corporation                        29,841
    1,700 Vulcan Materials Company                 91,375
                                              -----------
                                                2,301,888
                                              -----------

     BUSINESS EQUIPMENT AND SUPPLIES-- 1.9%
    1,900 Avery Dennison Corporation               96,995
   30,300 International Business Machines
             Corporation                        3,423,900
    4,300 Pitney Bowes, Inc.                      181,116
   12,100 Xerox Corporation                       115,797
                                              -----------
                                                3,817,808
                                              -----------

     BUSINESS SERVICES -- 0.9%
   14,862 Cendant Corporation +                   289,809
    2,900 Cintas Corporation                      134,125
    2,900 Convergys Corporation +                  87,725
    1,200 Deluxe Corporation                       34,680
    5,380 FedEx Corporation +                     216,276
    1,300 Fluor Corporation                        58,695
    1,600 NCR Corporation +                        75,200
    6,425 Paychex, Inc.                           257,000
    4,930 PeopleSoft, Inc. +                      242,704
    3,000 Robert Half International, Inc. +        74,670
    2,256 Sabre Holdings Corporation,
             Class A                              112,800
    9,900 Yahoo!, Inc. +                          197,901
                                              -----------
                                                1,781,585
                                              -----------

     CHEMICALS AND PLASTICS -- 2.1%
    3,900 Air Products & Chemicals, Inc.          178,425
   15,733 Dow Chemical Company                    523,122
   18,276 dupont (E.I.) de Nemours &
             Company                              881,634
    1,300 Eastman Chemical Company                 61,919
    2,200 Ecolab, Inc.                             90,134
    2,200 Engelhard Corporation                    56,738
      500 FMC Corporation +                        34,280
      900 Great Lakes Chemical
             Corporation                           27,765
    1,800 Hercules, Inc.                           20,340
    1,632 Kerr-McGee Corporation                  108,153
    6,800 Minnesota Mining &
             Manufacturing Company                775,880
   22,526 Pharmacia Corporation                 1,035,070
    2,700 Praxair, Inc.                           126,900
    3,100 Rockwell International
             Corporation +                        118,172
    3,795 Rohm & Haas Company                     124,855
    1,300 Sigma-Aldrich Corporation                50,206
                                              -----------
                                                4,213,593
                                              -----------

     COAL -- 0.1%
    3,600 CSX Corporation                         130,464
                                              -----------

     COMMUNICATION EQUIPMENT -- 0.5%
    3,200 Cabletron Systems, Inc. +                73,120
   38,186 Motorola, Inc.                          632,360
    3,000 National Semiconductor
             Corporation +                         87,360
    2,800 Scientific-Atlanta, Inc.                113,680
    7,300 Tellabs, Inc. +                         141,474
                                              -----------
                                                1,047,994
                                              -----------

     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- 9.2%
    4,100 Adobe Systems, Inc.                     192,700
    6,000 Advanced Micro Devices, Inc. +          173,280
    6,100 Apple Computer, Inc. +                  141,825
    1,000 Autodesk, Inc.                           37,300
   11,100 Automatic Data Processing, Inc.         551,670
    4,200 BMC Software, Inc. +                     94,668
    4,600 BroadVision, Inc. +                      23,000
  127,400 Cisco Systems, Inc. +                 2,318,680
    3,200 Citrix Systems, Inc. +                  111,680
   29,445 Compaq Computer Corporation             456,103
   10,050 Computer Associates
             International, Inc.                  361,800
    2,900 Computer Sciences
             Corporation +                        100,340
    6,300 Compuware Corporation +                  88,137
   45,300 Dell Computer Corporation +           1,184,595
    8,300 Electronic Data Systems
             Corporation                          518,750
    5,700 Gateway 2000, Inc. +                     93,765
   33,800 Hewlett Packard Company                 966,680
    3,500 Intuit +                                139,965
    1,400 Mercury Interactive
             Corporation +                         83,860
   93,800 Microsoft Corporation +               6,847,400
    5,500 Network Appliance, Inc. +                75,350
    5,600 Novell, Inc. +                           31,864





                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- (CONTINUED)
   97,800 Oracle Corporation +                $ 1,858,200
    4,700 Parametric Technology+
             Corporation                           65,753
    2,100 Sapient Corporation +                    20,475
    7,900 Siebel Systems, Inc. +                  370,510
   11,400 Solectron Corporation +                 208,620
   56,800 Sun Microsystems, Inc. +                892,896
    3,750 Symbol Technologies, Inc.                83,250
    5,400 Unisys Corporation +                     79,434
    6,900 VERITAS Software
             Corporation +                        459,057
                                              -----------
                                               18,631,607
                                              -----------

     COMPUTERS -- SEMICONDUCTORS -- 2.6%
    6,800 Altera Corporation +                    197,200
   38,500 EMC Corporation                       1,118,425
  117,200 Intel Corporation                     3,428,100
    6,200 LSI Logic Corporation +                 116,560
   10,500 Micron Technology, Inc. +               431,550
                                              -----------
                                                5,291,835
                                              -----------

     CONSUMER NON-DURABLES -- 4.6%
   16,098 Corning, Inc.                           268,998
  173,100 General Electric Company              8,438,625
    1,600 Grainger (W.W.), Inc.                    65,856
    6,800 Lowes Companies, Inc.                   493,340
                                              -----------
                                                9,266,819
                                              -----------

     CONTAINERS -- 0.0%#
      500 Ball Corporation                         23,780
    2,700 Pactiv Corporation +                     36,180
    1,406 Sealed Air Corporation +                 52,374
                                              -----------
                                                  112,334
                                              -----------

     COSMETICS -- TOILETRY -- 0.1%
    1,000 Alberto-Culver Company,
             Class B                               42,040
    4,100 Avon Products, Inc.                     189,748
                                              -----------
                                                  231,788
                                              -----------

     DIVERSIFIED -- 1.5%
    2,600 Fortune Brands, Inc.                     99,736
    3,400 Loews Corporation                       219,062
    2,400 Textron, Inc.                           132,096
    3,100 Thermo Electron Corporation +            68,262
   33,682 Tyco International Ltd.               1,835,669
   10,128 Unilever NV                             603,325
                                              -----------
                                                2,958,150
                                              -----------

     ELECTRICAL EQUIPMENT -- 0.7%
    3,300 American Power Conversion
             Corporation +                         51,975
    1,600 Cooper Industries, Inc.                  63,344
    3,300 Molex, Inc.                             120,549
    9,891 Palm, Inc. +                             60,038
    1,300 Power-One, Inc. +                        21,632
    1,600 Tektronix, Inc.                          43,440
   30,300 Texas Instruments, Inc.                 954,450
    1,000 Thomas & Betts Corporation               22,070
                                              -----------
                                                1,337,498
                                              -----------

     ELECTRONICS -- 2.0%
    8,071 Agilent Technologies, Inc. +            262,308
    6,200 Analog Devices, Inc. +                  268,150
   14,200 Applied Materials, Inc. +               697,220
    5,100 Applied Micro Circuits
             Corporation +                         87,720
    4,500 Broadcom Corporation,
             Class A +                            192,420
    4,200 Conexant Systems, Inc. +                 37,590
    1,200 Eaton Corporation                        84,120
    7,600 Emerson Electric Company                459,800
    3,300 Jabil Circuit, Inc. +                   101,838
   22,900 JDS Uniphase Corporation +              286,250
    3,200 KLA-Tencor Corporation +                187,104
    2,200 Lexmark International Group,
             Inc., Class A +                      147,950
    5,400 Linear Technology Corporation           238,788
    5,516 Maxim Integrated Products,
             Inc. +                               243,862
    2,400 Novellus Systems, Inc. +                136,296
    1,600 QLogic Corporation +                    103,120
    5,400 Sanmina Corporation +                   126,414
    3,000 Teradyne, Inc. +                         99,300
    3,200 Vitesse Semiconductor
             Corporation +                         67,328
    5,900 Xilinx, Inc. +                          243,316
                                              -----------
                                                4,070,894
                                              -----------

     ENERGY AND RESOURCES -- 0.2%
    3,705 Burlington Resources, Inc.              148,015
    4,400 TXU Corporation                         212,036
                                              -----------
                                                  360,051
                                              -----------


                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     ENTERTAINMENT -- 2.6%
   77,200 AOL Time Warner, Inc. +             $ 4,091,600
    1,500 Brunswick Corporation                    36,045
   36,400 Disney (Walt) Company                 1,051,596
    2,900 Hasbro, Inc.                             41,905
    7,600 Mattel, Inc.                            143,792
                                              -----------
                                                5,364,938
                                              -----------

     FINANCIAL SERVICES -- 7.1%
   23,300 American Express Company                904,040
    8,900 American General Corporation            413,405
    1,782 Bear Stearns Companies, Inc.            105,085
    1,600 Block (H & R), Inc.                     103,280
    3,400 Capital One Financial
             Corporation                          204,000
   24,200 Charles Schwab Corporation              370,260
   87,623 Citigroup, Inc.                       4,629,999
    4,200 Concord EFS, Inc. +                     218,442
    2,000 Countrywide Credit Industries, Inc.      91,760
    1,500 Dow Jones & Company, Inc.                89,565
    2,400 Equifax, Inc.                            88,032
   17,600 Fannie Mae                            1,498,640
   12,300 Federal Home Loan Mortgage
             Corp.                                861,000
    6,800 First Data Corporation                  436,900
    2,100 Fiserv, Inc. +                          134,358
    4,500 Franklin Resources, Inc.                205,965
    8,326 Household International, Inc.           555,344
   34,560 J. P. Morgan Chase & Company          1,541,376
    4,300 Lehman Brothers Holdings, Inc.          334,325
   14,600 Merrill Lynch & Company, Inc.           865,050
    2,800 Moody's Corporation                      93,800
    4,100 Regions Financial Corporation           131,200
    3,800 Stilwell Financial, Inc.                127,528
    2,100 T. Rowe Price Group, Inc.                78,519
      800 Temple-Inland, Inc.                      42,632
    2,400 Union Planters Corporation              104,640
    2,800 USA Education, Inc.                     204,400
                                              -----------
                                               14,433,545
                                              -----------

     FOOD AND BEVERAGES -- 3.9%
    7,297 Albertson's, Inc.                       218,837
   15,800 Anheuser-Busch Companies, Inc.          650,960
    7,100 Campbell Soup Company                   182,825
   43,500 Coca-Cola Company                     1,957,500
    7,400 Coca-Cola Enterprises, Inc.             120,990
    9,500 ConAgra, Inc.                           188,195
      600 Coors (Adolph) Company,
             Class B                               30,108
    6,200 Heinz (H.J.) Company                    253,518
    2,300 Hershey Foods Corporation               141,933
    7,200 Kellogg Company                         208,800
    2,500 Pepsi Bottling Group, Inc.              100,250
   25,300 PepsiCo, Inc.                         1,118,260
   38,300 Philip Morris Companies, Inc.         1,943,725
    2,300 Quaker Oats Company                     209,875
    5,300 Ralston-Purina Company                  159,106
   13,900 Sara Lee Corporation                    263,266
    2,800 UST, Inc.                                80,808
    3,900 Wrigley (Wm) Jr. Company                182,715
                                              -----------
                                                8,011,671
                                              -----------

     FOOD DISTRIBUTION -- 0.6%
   11,088 Archer-Daniels-Midland Company          144,144
    4,900 General Mills, Inc.                     214,522
   14,300 Kroger Company +                        357,500
    2,300 Supervalu, Inc.                          40,365
   11,800 Sysco Corporation                       320,370
    2,400 Winn Dixie Stores, Inc.                  62,712
                                              -----------
                                                1,139,613
                                              -----------

     GAS AND PIPELINE UTILITIES -- 0.4%
    5,700 Dynegy, Inc., Class A                   265,050
    8,660 El Paso Corporation                     454,996
    2,000 Kinder Morgan, Inc.                     100,500
    3,447 NiSource, Inc.                           94,207
                                              -----------
                                                  914,753
                                              -----------

     GLASS PRODUCTS -- 0.1%
    2,900 PPG Industries, Inc.                    152,453
                                              -----------

     HEALTH CARE FACILITIES -- 0.4%
    9,400 HCA-The Healthcare Company              424,786
    2,900 Humana, Inc. +                           28,565
    1,800 Manor Care, Inc. +                       57,150
    5,500 Tenet Healthcare Corporation            283,745
    1,100 Wellpoint Health Networks, Inc.,
             Class A +                            103,664
                                              -----------
                                                  897,910
                                              -----------

     HEALTH CARE PRODUCTS -- 4.7%
   27,100 Abbott Laboratories                   1,301,071
    2,200 Allergan, Inc.                          188,100
      900 Bausch & Lomb, Inc.                      32,616
    4,400 Becton, Dickinson & Company             157,476





                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     HEALTH CARE PRODUCTS -- (CONTINUED)
    2,500 Biogen, Inc. +                      $   135,900
    4,884 McKesson HBOC, Inc.                     181,294
    3,600 MedImmune, Inc. +                       169,920
   40,000 Merck & Company, Inc.                 2,556,400
  110,000 Pfizer, Inc.                          4,405,500
    2,000 Quintiles TransNational
             Corporation +                         50,500
    5,500 UnitedHealth Group, Inc.                339,625
    1,800 Watson Pharmaceuticals, Inc. +          110,952
                                              -----------
                                                9,629,354
                                              -----------

     HOLDING COMPANIES -- 0.2%
    4,900 Providian, LLC                          290,080
    3,700 Public Service Enterprise               180,930
                                              -----------
                                                  471,010
                                              -----------

     HOME APPLIANCES -- 0.1%
    1,400 Black & Decker Corporation               55,244
    1,300 Maytag Corporation                       38,038
    1,100 Whirlpool Corporation                    68,750
                                              -----------
                                                  162,032
                                              -----------

     HOME FURNISHINGS AND HOUSEWARES -- 0.8%
   22,900 American Home Products
             Corporation                        1,338,276
    3,400 Leggett & Platt, Inc.                    74,902
    4,588 Newell Rubbermaid, Inc.                 115,159
    1,000 Tupperware Corporation                   23,430
                                              -----------
                                                1,551,767
                                              -----------

     HOTELS AND RESTAURANTS -- 0.7%
    2,100 Darden Restaurants, Inc.                 58,590
    2,000 Harrah's Entertainment, Inc. +           70,600
    6,500 Hilton Hotels Corporation                75,400
    4,100 Marriott International, Inc.            194,094
   22,500 McDonald's Corporation                  608,850
    6,600 Starbucks Corporation +                 151,800
    3,300 Starwood Hotels & Resorts
             Worldwide, Inc.                      123,024
    2,500 Tricon Global Restaurants, Inc. +       109,750
    1,900 Wendy's International, Inc.              48,526
                                              -----------
                                                1,440,634
                                              -----------

     INDUSTRIAL MACHINERY -- 0.2%
    9,400 AES Corporation +                       404,670
                                              -----------

     INSURANCE -- 3.9%
    9,400 AFLAC, Inc.                         $   296,006
   12,800 Allstate Corporation                    563,072
    1,800 Ambac Financial Group, Inc.             104,760
   40,732 American International Group,
             Inc.                               3,502,952
    4,400 AON Corporation                         154,000
    3,023 Chubb Corporation                       234,071
    2,600 CIGNA Corporation                       249,132
    2,800 Cincinnati Financial Corporation        110,600
    5,908 Conseco, Inc.                            80,644
    4,000 Hartford Financial Services
             Group, Inc.                          273,600
    2,700 Jefferson-Pilot Corporation             130,464
    5,400 John Hancock Financial
             Services, Inc.                       217,404
    3,300 Lincoln National Corporation            170,775
    4,700 Marsh & McLennan
             Companies, Inc.                      474,700
    2,550 MBIA, Inc.                              141,984
   13,100 MetLife, Inc.                           405,838
    1,800 MGIC Investment Corporation             130,752
    1,300 Progressive Corporation                 175,747
    2,200 SAFECO Corporation                       64,900
    3,706 St. Paul Companies, Inc.                187,857
    2,200 Torchmark, Inc.                          88,462
    4,157 UnumProvident Corporation               133,523
                                              -----------
                                                7,891,243
                                              -----------

     MACHINERY AND HEAVY EQUIPMENT-- 0.4%
    5,900 Caterpillar, Inc.                       295,295
    4,000 Deere & Company                         151,400
    3,500 Dover Corporation                       131,775
    2,700 Ingersoll-Rand Company                  111,240
    2,000 Parker-Hannifin Corporation              84,880
    1,500 Stanley Works                            62,820
                                              -----------
                                                  837,410
                                              -----------

     MANUFACTURING -- 0.3%
    5,600 Alcan Aluminum Ltd.                     235,312
    7,200 Boston Scientific Corporation +         122,400
    1,200 Brown-Forman Corporation,
             Class B                               76,728
    1,300 PACCAR, Inc.                             66,846
    2,100 Pall Corporation                         49,413
    2,700 Sherwin-Williams Company                 59,940
                                              -----------
                                                  610,639
                                              -----------





                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     MEDICAL INSTRUMENTS, SERVICES,
     AND SUPPLIES -- 2.8%
    2,500 Aetna, Inc. +                       $    64,675
      900 Bard (C.R.), Inc.                        51,255
   10,300 Baxter International, Inc.              504,700
    3,100 Biomet, Inc.                            148,986
    7,722 Cardinal Health, Inc.                   532,818
    5,300 Guidant Corporation +                   190,800
    6,900 HEALTHSOUTH Corporation +               110,193
    5,000 IMS Health, Inc.                        142,500
   52,579 Johnson & Johnson                     2,628,940
   21,000 Medtronic, Inc.                         966,210
    1,500 St. Jude Medical, Inc. +                 90,000
    3,300 Stryker Corporation                     181,005
                                              -----------
                                                5,612,082
                                              -----------

     METAL FABRICATING -- 0.2%
    5,323 Illinois Tool Works, Inc.               336,946
                                              -----------

     METALS & MINING -- 0.5%
   15,184 Alcoa, Inc.                             598,250
    6,800 Barrick Gold Corporation                103,020
    2,500 Freeport McMoRan Copper &
             Gold, Class B +                       27,625
    4,500 Homestake Mining Company                 34,875
    3,100 Inco Ltd. +                              53,506
    3,300 Newmont Mining Corporation               61,413
    1,345 Phelps Dodge Corporation                 55,817
    5,600 Placer Dome, Inc.                        54,880
                                              -----------
                                                  989,386
                                              -----------

     NATURAL GAS -- 0.4%
   13,200 Enron Corporation                       646,800
      800 NICOR, Inc.                              31,184
    1,000 ONOEK, Inc.                              19,700
    3,452 Sempra Energy                            94,378
                                              -----------
                                                  792,062
                                              -----------

     NEWS AND PUBLISHING -- 0.3%
    4,500 Gannett Company, Inc.                   296,550
    1,300 Knight-Ridder, Inc.                      77,090
    2,800 New York Times Company,
             Class A                              117,600
    5,200 Tribune Company                         208,052
                                              -----------
                                                  699,292
                                              -----------


     OIL -- 5.7%
    1,500 Amerada Hess Corporation            $   121,200
    2,150 Apache Corporation                      109,113
    1,200 Ashland, Inc.                            48,120
    5,680 Baker Hughes, Inc.                      190,280
   11,200 Chevron Corporation                   1,013,600
   11,019 Conoco, Inc., Class B                   318,449
    2,243 Devon Energy Corporation                117,757
    2,000 EOG Resources, Inc.                      71,100
   60,136 Exxon Mobil Corporation               5,252,880
    7,600 Halliburton Company                     270,560
    1,800 Louisiana Land & Exploration
             Company                               21,114
    1,000 McDermott International, Inc.            11,650
    6,600 Occidental Petroleum
             Corporation                          175,494
    4,400 Phillips Petroleum Company              250,800
   37,300 Royal Dutch Petroleum
             Company, GDR                       2,173,471
    1,400 Sunoco, Inc.                             51,282
    9,600 Texaco, Inc.                            639,360
    2,500 Tosco Corporation                       110,125
    4,200 Union Pacific Corporation               230,622
    4,200 Unocal Corporation                      143,430
    5,300 USX-Marathon Group                      156,403
                                              -----------
                                               11,476,810
                                              -----------

     OIL EQUIPMENT AND SERVICES -- 0.4%
    2,500 Nabors Industries, Inc. +                93,000
    2,300 Noble Drilling Corporation +             75,325
   10,154 Schlumberger Ltd.                       534,608
    5,455 Transocean Sedco Forex, Inc.            225,019
                                              -----------
                                                  927,952
                                              -----------

     PAPER AND FOREST PRODUCTS -- 0.3%
    9,442 Kimberly-Clark Corporation              527,808
                                              -----------

     PAPER & FOREST PRODUCTS -- 0.4%
      900 Bemis Company, Inc.                      36,153
    1,000 Boise Cascade Corporation                35,170
    3,828 Georgia-Pacific Group                   129,578
    8,491 International Paper Company             303,128
    1,700 Mead Corporation                         46,138
      500 Potlatch Corporation                     17,205
    3,700 Weyerhaeuser Company                    203,389
    1,900 Willamette Industries, Inc.              94,050
                                              -----------
                                                  864,811
                                              -----------




                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     PERSONAL ITEMS -- 1.3%
    9,800 Colgate-Palmolive Company           $   578,102
   18,400 Gillette Company                        533,416
    1,700 International Flavors &
             Fragrances, Inc.                      42,721
   22,800 Procter & Gamble Company              1,454,640
                                              -----------
                                                2,608,879
                                              -----------

     PETROLEUM REFINING -- 0.3%
    4,246 Anadarko Petroleum Corporation          229,411
    1,600 Rowan Companies, Inc. +                  35,360
    8,600 Williams Companies, Inc.                283,370
                                              -----------
                                                  548,141
                                              -----------

     PHARMACEUTICALS -- 2.2%
   33,900 Bristol-Myers Squibb Company          1,772,970
    3,000 Forest Laboratories, Inc. +             213,000
    2,900 King Pharmaceuticals, Inc. +            155,875
   19,700 Lilly (Eli) & Company                 1,457,800
   25,600 Schering-Plough Corporation             927,744
                                              -----------
                                                4,527,389
                                              -----------

     PHOTOGRAPHIC EQUIPMENT AND
     SUPPLIES -- 0.1%
    5,300 Eastman Kodak Company                   247,404
                                              -----------

     PRINTING AND PUBLISHING -- 0.2%
    1,100 American Greetings Corporation,
             Class A                               12,100
    2,100 Donnelley (R.R.) & Sons
             Company                               62,370
    3,300 McGraw-Hill, Inc.                       218,295
    1,700 Westvaco Corporation                     41,293
                                              -----------
                                                  334,058
                                              -----------

     RAILROADS -- 0.1%
    6,600 Norfolk Southern Corporation            136,620
                                              -----------

     RECREATION -- 0.1%
   10,200 Carnival Corporation, Class A           313,140
                                              -----------

     RESEARCH AND DEVELOPMENT -- 0.5%
   18,200 Amgen, Inc. +                         1,104,376
                                              -----------


     RETAIL -- STORE -- 4.4%
    4,900 Bed Bath & Beyond, Inc. +           $   152,880
    3,600 Best Buy Company, Inc. +                228,672
    1,900 Big Lots, Inc. +                         25,992
    3,500 Circuit City Stores --
             Circuit City Group                    63,000
    7,700 Costco Wholesale Corporation +          316,316
    6,900 CVS Corporation                         266,340
    1,500 Dillard's, Inc.                          22,905
    5,700 Dollar General Corporation              111,150
    3,400 Federated Department Stores +           144,500
   14,837 Gap, Inc.                               430,273
    8,600 K-mart Corporation +                     98,642
    5,700 Kohls Corporation +                     357,561
    7,600 Limited, Inc.                           125,552
    5,100 May Department Stores
             Company                              174,726
    2,300 Nordstrom, Inc.                          42,665
    5,100 Office Depot, Inc. +                     52,938
    4,500 Penney (J.C.) Company, Inc.             118,620
    3,200 RadioShack Corporation                   97,600
    8,900 Safeway, Inc.                           427,200
    5,700 Sears, Roebuck & Company                241,167
    8,000 Staples, Inc. +                         127,920
   15,700 Target Corporation                      543,220
    2,500 Tiffany & Company                        90,550
    4,800 TJX Companies, Inc.                     152,976
    3,400 Toys R Us, Inc. +                        84,150
   77,900 Wal-Mart Stores, Inc.                 3,801,520
   17,800 Walgreen Company                        607,870
                                              -----------
                                                8,906,905
                                              -----------

     SAVINGS AND LOAN -- 0.1%
    2,700 Golden West Financial
             Corporation                          173,448
                                              -----------

     SOAPS AND DETERGENTS -- 0.1%
    4,008 Clorox Company                          135,671
                                              -----------

     STEEL -- 0.1%
    1,350 Allegheny Technologies, Inc.             24,421
    1,300 Nucor Corporation                        63,557
    1,000 Timken Company                           16,940
    1,500 USX-U.S.Steel Group, Inc.                30,225
    1,500 Worthington Industries, Inc.             20,400
                                              -----------
                                                  155,543
                                              -----------




                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     TECHNOLOGY -- 0.1%
    1,500 ITT Industries, Inc.                $    66,375
      800 Millipore Corporation                    49,584
    1,800 PerkinElmer, Inc.                        49,554
                                              -----------
                                                  165,513
                                              -----------

     TELECOMMUNICATIONS -- 7.4%
   13,600 ADC Telecommunications, Inc. +           89,760
    5,366 ALLTEL Corporation                      328,721
    1,400 Andrew Corporation +                     25,830
   60,135 AT&T Corporation                      1,322,970
    4,809 Avaya, Inc. +                            65,883
   32,700 BellSouth Corporation                 1,316,829
    2,400 CenturyTel, Inc.                         72,720
    5,000 Citizens Communications
             Company +                             60,150
   16,400 Comcast Corporation,Class A +           711,760
    2,800 Comverse Technology, Inc. +             159,880
   15,455 Global Crossing Ltd., ADR +             133,531
   59,310 Lucent Technologies, Inc.               367,722
   13,300 Nextel Communications, Inc. +           232,750
   55,780 Nortel Networks Corporation             507,040
   13,200 Qualcomm, Inc. +                        771,936
   28,852 Qwest Communications
             International, Inc.                  919,513
   58,712 SBC Communications                    2,352,003
   15,500 Sprint Corporation                      331,080
   16,300 Sprint PCS +                            393,645
   47,290 Verizon Communications, Inc.          2,530,015
   30,998 Viacom, Inc., Class B +               1,604,147
   50,405 WorldCom, Inc.                          715,751
      516 WorldCom, Inc.-- MCI Group +              8,308
                                              -----------
                                               15,021,944
                                              -----------

     TIRE AND RUBBER -- 0.1%
    1,200 Cooper Tire & Rubber Company             17,040
    1,800 Goodrich (B.F.) Company                  68,364
    2,700 Goodyear Tire & Rubber
             Company                               75,600
                                              -----------
                                                  161,004
                                              -----------

     TRANSPORTATION -- 0.1%
    7,000 Burlington Northern Santa Fe            211,190
    1,000 Ryder System, Inc.                       19,600
                                              -----------
                                                  230,790
                                              -----------

     UTILITIES -- 2.1%
    2,200 Allegheny Energy, Inc.              $   106,150
    2,300 Ameren Corporation                       98,210
    5,500 American Electric Power
             Company, Inc.                        253,935
    5,100 Calpine Corporation +                   192,780
    2,700 Cinergy Corporation                      94,365
    2,200 CMS Energy Corporation                   61,270
    3,600 Consolidated Edison Company             143,280
    2,800 Constellation Energy Group              119,280
    4,089 Dominion Resources, Inc.                245,872
    3,000 DTE Energy Company                      139,320
   13,400 Duke Energy Corporation                 522,734
    5,600 Edison International                     62,440
    3,800 Entergy Corporation                     145,882
    5,612 Exelon Corporation                      359,841
    3,872 FirstEnergy Corporation                 124,524
    3,000 FPL Group, Inc.                         180,630
    2,100 GPU, Inc.                                73,815
    2,300 KeySpan Corporation                      83,904
    5,812 Mirant Corporation +                    199,933
      700 National Service Industries, Inc.        15,799
    2,700 Niagara Mohawk Holdings,
             Inc. +                                47,763
      600 People's Energy Corporation              24,120
    6,900 PG & E Corporation                       77,280
    1,400 Pinnacle West Capital
             Corporation                           66,360
    2,500 PPL Corporation                         137,500
    3,500 Progress Energy, Inc.                   157,220
    5,200 Reliant Energy, Inc.                    167,492
   11,800 Southern Company                        274,350
    6,005 Xcel Energy, Inc.                       170,842
                                              -----------
                                                4,346,891
                                              -----------

     WASTE MANAGEMENT -- 0.2%
    3,400 Allied Waste Industries, Inc. +          63,512
   10,847 Waste Management, Inc.                  334,305
                                              -----------
                                                  397,817
                                              -----------

TOTAL COMMON STOCKS
   (Cost $204,135,039)                        191,811,916
                                              -----------




                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


PRINCIPAL
AMOUNT                                            VALUE
--------------------------------------------------------------------------------

U.S. TREASURY BILLS -- 0.3%
   (Cost $488,098)
 $500,000 3.43%++, due 02/28/2002 **        $     488,098
                                            -------------

REPURCHASE AGREEMENT -- 5.4%
   (Cost $11,007,000)
11,007,000   Agreement with State Street Bank and Trust Company, 3.880% dated
             06/29/2001, to be repurchased at $11,010,559 on 07/02/2001, collateralized by $11,410,000 U.S. Treasury Bill, 3.500% maturing
             12/31/2001
             (value $11,227,440)               11,007,000
                                            -------------

TOTAL INVESTMENTS
   (Cost $215,630,137*)            100.3%   $ 203,307,014
OTHER ASSETS AND
LIABILITIES (NET)                   (0.3)        (601,071)
                                   -----    -------------

NET ASSETS                         100.0%   $ 202,705,943
                                   =====    =============


----------------------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.



NUMBER OF                                   UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
37       S&P 500 Index, September 2001      $    363,216
                                            ============




























                       See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------


SHARES                                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 87.8%
     AGRICULTURAL MACHINERY -- 0.1%
      900 Agco Corporation                    $     8,235
                                              -----------

     AIR TRAVEL -- 0.1%
      300 Alaska Air Group, Inc. +                  8,670
                                              -----------

     APPAREL AND TEXTILES -- 1.3%
      414 Albany International
             Corporation +                          7,825
      900 American Eagle Outfitters, Inc. +        31,716
      500 Coach, Inc. +                            19,025
    1,500 Jones Apparel Group, Inc. +              64,800
      600 Mohawk Industries, Inc. +                21,120
      300 Rayonier, Inc.                           13,935
      700 Unifi, Inc. +                             5,950
                                              -----------
                                                  164,371
                                              -----------

     AUTOMOBILES -- 0.1%
      600 Federal Signal Corporation               14,082
                                              -----------

     AUTOMOBILE PARTS AND EQUIPMENT -- 0.7%
      825 ArvinMeritor, Inc.                       13,810
      300 Borg Warner, Inc.                        14,886
      800 Lear Corporation +                       27,920
      400 Modine Manufacturing Company             11,032
      928 Pennzoil-Quaker State Company            10,394
      300 Superior Industries
             International, Inc.                   11,490
                                              -----------
                                                   89,532
                                              -----------

     BANKS -- 5.0%
    1,700 Banknorth Group, Inc.                    38,505
      600 City National Corporation                26,574
    1,600 Compass Bancshares, Inc.                 42,400
    1,600 First Tennessee National
             Corporation                           55,536
      600 First Virginia Banks, Inc.               28,272
    1,900 Hibernia Corporation                     33,820
    1,200 M&T Bank Corporation                     90,600
    1,300 Marshall & Ilsley Corporation            70,070
      900 Mercantile Bankshares
             Corporation                           35,217
    1,950 North Fork Bancorporation, Inc.          60,450
    1,000 Pacific Century Financial
             Corporation                           25,790
      800 Roslyn Bancorp, Inc.                     21,040
      600 Silicon Valley Bancshares +              13,200
    1,400 The Colonial BancGroup, Inc.             20,132
      600 Webster Financial Corporation            19,668
      400 Westamerica Bancorp                      15,700
      400 Wilmington Trust Corporation             25,060
                                              -----------
                                                  622,034
                                              -----------

     BANKING AND FINANCIAL SERVICES -- 2.6%
    1,000 AmeriCredit Corporation +                51,950
    1,000 FirstMerit Corporation                   26,400
    1,700 Golden State Bancorp, Inc.               52,360
      500 Greater Bay Bancorp                      12,490
    1,200 GreenPoint Financial
             Corporation                           46,080
      400 Investors Financial Services
             Corporation                           26,800
    2,480 National Commerce Financial
             Corporation                           60,438
      600 Neuberger Berman, Inc.                   40,800
                                              -----------
                                                  317,318
                                              -----------

     BIOTECHNOLOGY -- 1.9%
    1,200 Gilead Sciences, Inc. +                  69,828
      800 Incyte Genomics, Inc. +                  19,616
    2,680 Millennium Pharmaceuticals,
             Inc. +                                95,354
      500 Protein Design Labs, Inc. +              43,380
                                              -----------
                                                  228,178
                                              -----------

     BROADCASTING -- 1.5%
    1,300 Belo (A.H.) Corporation                  24,492
      427 Chris Craft Industries, Inc.             30,488
      600 Emmis Communications
             Corporation, Class A +                18,450
      600 Entercom Communications
             Corporation +                         32,166
    1,300 Hispanic Broadcasting
             Corporation +                         37,297
    1,300 Westwood One, Inc. +                     47,905
                                              -----------
                                                  190,798
                                              -----------

     BUILDING CONSTRUCTION -- 0.5%
      500 Dycom Industries, Inc. +                 11,465
      500 Harsco Corporation                       13,565
      800 Lennar Corporation                       33,360
                                              -----------
                                                   58,390
                                              -----------




                       See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     BUSINESS SERVICES -- 6.4%
    1,100 Acxiom Corporation +                $    14,399
    1,400 Apollo Group, Inc. +                     59,430
      527 Avocent Corporation +                    11,989
      300 Banta Corporation                         8,790
      700 Catalina Marketing
             Corporation +                         21,357
    1,800 Ceridian Corporation +                   34,506
      900 CheckFree Corporation +                  31,563
      750 ChoicePoint, Inc. +                      31,538
      600 CSG Systems International, Inc +         34,800
      900 DeVry, Inc. +                            32,508
    1,000 Dun & Bradstreet Corporation +           28,200
    1,100 Galileo International, Inc.              35,750
    1,100 Gartner Group, Inc., Class B +           10,120
      400 Gtech Holdings Corporation +             14,204
      300 Jacobs Engineering Group, Inc. +         19,569
      400 Kelly Services, Inc.                      9,700
      500 Korn/Ferry International +                7,750
      900 Manpower, Inc.                           26,910
    1,200 Modis Professional Services,
             Inc. +                                 8,280
      300 NCO Group, Inc. +                         9,279
      800 NOVA Corporation +                       25,160
    1,000 Polycom, Inc. +                          23,090
      700 Quanta Services, Inc. +                  15,428
      800 Sothebys Holdings, Inc. +                12,904
    3,200 Sun Guard Data Systems +                 96,032
      500 Sylvan Learning Systems, Inc. +          12,150
      700 The BISYS Group, Inc. +                  41,300
      671 Titan Corporation +                      15,366
      900 United Rentals, Inc. +                   23,355
    1,100 Viad Corporation                         29,040
    1,600 Waters Corporation +                     44,176
                                              -----------
                                                  788,643
                                              -----------

     CHEMICALS AND PLASTICS -- 1.8%
      600 Albemarle Corporation                    13,902
      800 Cabot Corporation                        28,816
      280 Cabot Microelectronics
             Corporation +                         17,360
    1,354 Crompton Corporation                     14,759
      500 Cytec Industries, Inc. +                 19,000
      400 Ferro Corporation                         8,724
      200 Fuller (H.B.) Company                     9,980
    1,400 IMC Global, Inc.                         14,280
      600 Lubrizol Corporation                     18,630
      200 Minerals Technologies, Inc.               8,584
      500 Olin Corporation                          8,495
    1,300 R.P.M., Inc.                             11,960
      400 Schulman (A.), Inc.                       5,400
    1,300 Solutia, Inc.                            16,575
      600 Valspar Corporation                      21,300
                                              -----------
                                                  217,765
                                              -----------

     COMMUNICATION EQUIPMENT -- 0.8%
      800 Harris Corporation                       21,768
      600 Plantronics, Inc. +                      13,890
      800 Powerwave Technologies, Inc. +           11,600
    2,000 RF Micro Devices, Inc. +                 53,940
                                              -----------
                                                  101,198
                                              -----------

     COMPUTERS AND BUSINESS EQUIPMENT -- 0.9%
      900 Diebold, Inc.                            28,935
    1,900 Quantum Corporation --
             DLT & Storage Systems +               19,171
    1,300 Storage Technology Corporation +         17,888
    1,300 Sybase, Inc. +                           21,385
      700 Tech Data Corporation +                  23,352
      400 Transaction Systems Architects,
             Inc., Class A +                        5,700
                                              -----------
                                                  116,431
                                              -----------

     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- 6.9%
    4,200 3Com Corporation                         19,950
      400 Advent Software, Inc. +                  25,400
      600 Affiliated Computer Services,
             Inc., Class A +                       43,146
    3,100 Cadence Design Systems, Inc. +           57,753
    1,500 DST Systems, Inc. +                      79,050
    1,600 Electronic Arts +                        92,640
      400 Imation Corporation +                    10,080
      500 InFocus Corporation +                    10,195
    3,500 Informix Corporation +                   20,440
    1,100 Jack Henry & Associates, Inc.            34,100
      800 Keane, Inc. +                            17,600
    1,100 Legato Systems, Inc. +                   17,545
      700 Macromedia, Inc. +                       12,600
      600 Macrovision Corporation +                41,100
      600 MasTec, Inc. +                            7,920
      800 Mentor Graphics Corporation +            14,000
      600 National Instruments
             Corporation +                         19,470
    1,650 Networks Assocs, Inc. +                  20,542





                       See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES  -- (CONTINUED)
      900 NVIDIA Corporation +                $    83,475
    2,500 Rational Software Corporation +          70,125
      600 Retek, Inc. +                            28,764
      800 SanDisk Corporation +                    22,312
      400 Structural Dynamics Research
             Corporation +                          9,800
      500 Sykes Enterprises, Inc. +                 5,500
      900 Symantec Corporation +                   39,321
      700 Synopsys, Inc. +                         33,873
      900 Wind River Systems, Inc. +               15,714
                                              -----------
                                                  852,415
                                              -----------

     CONSTRUCTION MATERIALS -- 0.6%
      500 Fastenal Company                         30,990
      550 Granite Construction, Inc.               13,981
      600 Martin Marietta Materials, Inc.          29,694
                                              -----------
                                                   74,665
                                              -----------

     CONSUMER PRODUCTS AND SERVICES -- 0.2%
      600 Blyth, Inc.                              15,426
      400 Rollins, Inc.                             7,964
                                              -----------
                                                   23,390
                                              -----------

     DIVERSIFIED -- 0.4%
      900 American Standard
             Companies, Inc. +                     54,090
                                              -----------

     DOMESTIC OIL -- 1.1%
      600 Murphy Oil Corporation                   44,160
      700 Noble Affiliates, Inc.                   24,745
      900 Ultramar Diamond Shamrock
             Corporation                           42,525
      800 Valero Energy Corporation                29,424
                                              -----------
                                                  140,854
                                              -----------

     DRUGS AND HEALTH CARE -- 8.7%
      600 AmeriSource Health
             Corporation, Class A +                33,180
      700 Apria Healthcare Group, Inc. +           20,195
      400 Barr Laboratories, Inc. +                28,164
    1,700 Bergen Brunswig Corporation              32,674
      600 Carter Wallace, Inc.                     11,610
      700 COR Therapeutics, Inc. +                 21,350
      700 Covance, Inc. +                          15,855
    1,000 Express Scripts, Inc., Class A +         55,030
    2,400 Genzyme Corporation +                   146,400
    3,049 Health Management
             Associates, Inc. +                    64,151
    1,500 Health Net, Inc. +                       26,100
    1,000 ICN Pharmaceuticals, Inc.                31,720
    1,800 IDEC Pharmaceuticals
             Corporation +                        121,842
    2,500 Ivax Corporation +                       97,500
    1,400 Lincare Holdings, Inc. +                 42,014
      800 MiniMed, Inc. +                          38,400
    1,500 Mylan Labs, Inc.                         42,195
    1,100 Omnicare, Inc.                           22,220
    1,200 Oxford Health Plans, Inc. +              34,320
      400 PacifiCare Health Systems, Inc. +         6,520
      900 Perrigo Company +                        15,021
    1,200 Quest Diagnostics, Inc. +                89,820
    1,000 Sepracor, Inc. +                         39,800
      700 Vertex Pharmaceuticals, Inc. +           34,650
                                              -----------
                                                1,070,731
                                              -----------

     ELECTRIC UTILITIES -- 1.3%
    1,000 ALLETE                                   22,500
      600 Cleco Corporation                        13,650
    1,600 DPL, Inc.                                46,336
      700 DQE, Inc.                                15,750
      800 MDU Resources Group, Inc.                25,312
      936 Sierra Pacific Resources                 14,967
      900 Western Resources, Inc.                  19,350
                                              -----------
                                                  157,865
                                              -----------

     ELECTRICAL EQUIPMENT -- 1.7%
      400 AMETEK, Inc.                             12,220
    1,200 Arrow Electronics, Inc. +                29,148
    5,700 Atmel Corporation +                      76,893
      650 Credence Systems Corporation +           15,756
      600 Dentsply International, Inc.             26,610
    1,100 Energizer Holdings, Inc. +               25,245
      700 Hubbell, Inc.                            20,300
      600 Ucar International, Inc. +                7,170
                                              -----------
                                                  213,342
                                              -----------

     ELECTRONICS -- 5.3%
      500 ADTRAN, Inc. +                           10,250
      500 ANTEC Corporation +                       6,200
    1,474 Avnet, Inc.                              33,047
    1,000 Cirrus Logic, Inc. +                     23,030
    1,600 Cypress Semiconductor
             Corporation +                         38,160



                       See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     ELECTRONICS -- (CONTINUED)
      300 DSP Group, Inc. +                   $     6,435
    1,300 Integrated Device Technology,
             Inc. +                                41,197
      800 International Rectifier
             Corporation +                         27,280
    1,100 KEMET Corporation +                      21,791
      475 L-3 Communications
             Holding, Inc. +                       36,243
    1,500 Lam Research Corporation +               44,475
    1,300 Lattice Semiconductor
             Corporation +                         31,720
      600 LTX Corporation +                        15,336
    1,125 Micrel, Inc. +                           37,125
    1,624 Microchip Technology, Inc. +             54,290
      500 MIPS Technologies, Inc.,
             Class B +                              6,450
      400 Newport Corporation                      10,600
      500 Plexus Corporation +                     16,500
      500 Sawtek, Inc. +                           11,765
    1,800 SCI Systems, Inc. +                      45,900
      800 Semtech Corporation +                    24,000
    1,000 Sensormatic Electronics
             Corporation +                         17,000
      100 Sequa Corporation +                       4,550
      500 Teleflex, Inc.                           22,000
    1,000 TranSwitch Corporation +                 11,000
    1,000 TriQuint Semiconductor, Inc. +           22,500
    1,677 Vishay Intertechnology, Inc. +           38,571
                                              -----------
                                                  657,415
                                              -----------

     ENERGY AND RESOURCES -- 0.3%
      600 Covanta Energy Corporation +             11,076
      800 Equitable Resources, Inc.                26,648
                                              -----------
                                                   37,724
                                              -----------

     FINANCIAL SERVICES -- 2.7%
      800 American Financial Group, Inc.           24,240
      827 Associated Banc Corporation              29,764
    3,900 E*TRADE Group, Inc. +                    25,155
    1,000 Edwards (A.G.), Inc.                     45,000
      700 IndyMac Bancorp, Inc. +                  18,760
      400 Investment Technology Group,
             Inc. +                                20,116
      700 LaBranche & Company, Inc. +              20,300
      800 Legg Mason, Inc.                         39,808
      600 Provident Financial Group, Inc.          19,752
    1,300 SEI Investments Company                  61,620
    1,000 Waddell & Reed Financial, Inc.,
             Class A                               31,750
                                              -----------
                                                  336,265
                                              -----------

     FOOD AND BEVERAGES -- 2.3%
      400 Bob Evans Farms, Inc.               $     7,200
      400 Dean Foods Company                       16,080
      700 Dole Food, Inc.                          13,335
      400 Dreyers Grand Ice Cream, Inc.            11,160
    1,700 Hormel Foods Corporation                 41,378
    1,300 IBP, Inc.                                32,825
      600 Interstate Bakeries Corporation           9,600
      400 Lance, Inc.                               5,400
      800 Mccormick & Company, Inc.                33,616
    1,950 PepsiAmericas, Inc.                      25,935
      600 Sensient Technologies Corporation        12,312
      300 Smucker (J.M.) Company                    7,800
      300 Suiza Foods Corporation +                15,930
      617 Tootsie Roll Industries, Inc.            23,779
    2,700 Tyson Foods, Inc.                        24,867
                                              -----------
                                                  281,217
                                              -----------

     FOREST PRODUCTS -- 0.3%
    1,000 Georgia Pacific Corporation              35,750
                                              -----------

     GAS AND PIPELINE UTILITIES -- 1.4%
      700 AGL Resources, Inc.                      16,625
    1,200 American Water Works, Inc.               39,564
      500 National Fuel Gas Company                25,995
    1,000 Questar Corporation                      24,760
    1,300 SCANA Corporation                        36,920
      400 Western Gas Resources, Inc.              13,040
      600 WGL Holdings, Inc.                       16,266
                                              -----------
                                                  173,170
                                              -----------

     HOME FURNISHINGS AND HOUSEWARES -- 0.1%
      600 Furniture Brands International,
             Inc. +                                16,800
                                              -----------

     HOTELS AND RESTAURANTS -- 0.9%
    1,250 Brinker International, Inc. +            32,312
      700 CBRL Group, Inc.                         11,865
      300 Lone Star Steakhouse & Saloon             3,897
      900 Mandalay Resort Group +                  24,660
      950 Outback Steakhouse, Inc. +               27,360
      300 Papa John's International, Inc. +         7,605
                                              -----------
                                                  107,699
                                              -----------

     HOUSEHOLD PRODUCTS -- 0.6%
      500 Church & Dwight, Inc.                    12,725
    1,200 Dial Corporation                         17,100
      800 Hillenbrand Industries, Inc.             45,688
                                              -----------
                                                   75,513
                                              -----------




                       See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     INDUSTRIAL MACHINERY -- 1.7%
      800 Airgas, Inc. +                      $     9,520
      500 Donaldson Company, Inc.                  15,575
    1,375 Grant Pride, Inc. +                      24,049
      400 Kaydon Corporation                       10,260
      400 Kennametal, Inc.                         14,760
      400 Nordson Corporation                      10,600
      480 SPX Corporation +                        60,086
      300 Stewart & Stevenson
             Services, Inc.                         9,900
      200 Tecumseh Products Company,
             Class A                                9,900
    1,140 Varco International, Inc. +              21,215
      500 York International Corporation           17,510
                                              -----------
                                                  203,375
                                              -----------

     INSURANCE -- 3.1%
      600 Allmerica Financial Corporation          34,500
    1,000 Arthur J. Gallagher & Company            26,000
      600 Everest Re Group, Ltd.                   44,880
      700 HCC Insurance Holdings, Inc.             17,150
      500 Horace Mann Educators
             Corporation                           10,775
      700 Leucadia National Corporation            22,715
      700 Ohio Casualty Corporation                 9,065
    1,450 Old Republic International
             Corporation                           42,050
      550 PMI Group, Inc.                          39,413
      800 Protective Life Corporation              27,496
    1,200 Radian Group, Inc.                       48,540
      600 The MONY Group, Inc.                     24,078
      800 Unitrin, Inc.                            30,720
                                              -----------
                                                  377,382
                                              -----------

     IT CONSULTING & SERVICES -- 0.3%
      900 Eaton Vance Corporation                  31,320
                                              -----------

     LEISURE TIME -- 1.4%
      900 Callaway Golf Company                    14,220
      933 International Game Technology +          58,546
      700 International Speedway
             Corporation, Class A                  29,400
    3,600 Park Place Entertainment
             Corporation +                         43,560
    1,100 Six Flags, Inc. +                        23,144
                                              -----------
                                                  168,870
                                              -----------

     MEDICAL INSTRUMENTS -- 0.8%
    1,300 Apogent Technologies, Inc. +             31,980
      700 Beckman Coulter, Inc.                    28,560
      700 Edwards Lifesciences
             Corporation +                         18,452
      800 STERIS Corporation +                     16,040
                                              -----------
                                                   95,032
                                              -----------

     MEDICAL SERVICES -- 0.9%
    1,200 First Health Group Corporation +         28,944
      500 LifePoint Hospitals, Inc. +              22,140
      869 Triad Hospitals, Inc. +                  25,609
      400 Trigon Healthcare, Inc. +                25,940
      700 VISX, Inc. +                             13,545
                                              -----------
                                                  116,178
                                              -----------

     METALS -- 0.0%#
      342 Ryerson Tull, Inc.                        4,614
                                              -----------

     MOBILE HOMES -- 0.2%
    1,699 Clayton Homes, Inc.                      26,708
                                              -----------

     NEWSPAPERS -- 0.8%
      500 Lee Enterprises, Inc.                    16,500
      300 Media General, Inc.                      13,800
      117 Washington Post Company                  67,158
                                              -----------
                                                   97,458
                                              -----------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.5%
      700 Hon Industries, Inc.                     16,954
      900 Miller Herman, Inc.                      21,780
      900 Reynolds & Reynolds Company              19,755
      500 Wallace Computer Series, Inc.             8,270
                                              -----------
                                                   66,759
                                              -----------

     OIL AND GAS -- 3.7%
    2,000 BJ Services Company +                    56,760
      700 Cooper Cameron Corporation +             39,060
    1,700 ENSCO International, Inc.                39,780
      500 Flowserve Corporation +                  15,375
    2,200 Global Marine, Inc. +                    40,986
      800 Hanover Compressor Company +             26,472
      600 Helmerich & Payne, Inc.                  18,492
    1,400 Lyondell Petrochemical
             Company                               21,532
      700 Marine Drilling Companies,
             Inc. +                                13,377




                       See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     OIL AND GAS -- (CONTINUED)
    1,000 National-Oilwell, Inc. +          $      26,800
    2,088 Ocean Energy, Inc.                       36,436
    1,200 Pioneer Natural Resources
             Company +                             20,460
      600 Smith International, Inc. +              35,940
    1,375 Weatherford International, Inc.          66,000
                                            -------------
                                                  457,470
                                            -------------

     PAPER -- 0.8%
      600 Bowater, Inc.                            26,844
      500 Glatfelter (P.H.) Company                 7,130
      600 Longview Fibre Company                    7,392
      600 Pentair, Inc.                            20,280
    1,200 Sonoco Products Company                  29,856
      600 Wausau Mosinee Paper
             Corporation                            7,734
                                            -------------
                                                   99,236
                                            -------------

     PUBLISHING -- 1.0%
      800 Harte Hanks, Inc.                        19,808
      400 Houghton Mifflin Company                 23,972
    1,300 Readers Digest Association, Inc.,
             Class A (non-voting)                  37,375
      400 Scholastic Corporation +                 16,840
      700 Valassis Communications, Inc. +          25,060
                                            -------------
                                                  123,055
                                            -------------

     RAILROADS AND EQUIPMENT -- 0.4%
      600 GATX Corporation                         24,060
      500 Trinity Industries, Inc.                 10,250
      600 Wisconsin Central Transportation
             Corporation +                         10,038
                                            -------------
                                                   44,348
                                            -------------

     RETAIL -- 3.6%
    1,200 Abercrombie & Fitch Company +            53,400
      800 Barnes & Noble, Inc. +                   31,480
      900 BJs Wholesale Club, Inc. +               47,934
    1,000 Borders Group, Inc. +                    22,400
    1,100 CDW Computer Centers, Inc. +             43,681
      600 Claire S Stores, Inc.                    11,616
    1,399 Dollar Tree Stores, Inc. +               38,948
    2,100 Family Dollar Stores, Inc.               53,823
      400 Lands End, Inc. +                        16,060
      500 Long's Drug Stores Company               10,780
      600 Neiman Marcus Group, Inc.,
             Class A +                             18,600
      300 Payless Shoesource, Inc. +               19,410
    1,000 Ross Stores, Inc.                        23,950
      600 Ruddick Corporation                      10,170
    1,692 Saks, Inc. +                             16,243
      700 Williams-Sonoma, Inc. +                  27,174
                                            -------------
                                                  445,669
                                            -------------

     SAVINGS AND LOAN -- 1.4%
      600 Astoria Financial Corporation            33,000
    1,400 Dime Bancorp, Inc.                       52,150
    3,000 Sovereign Bancorp, Inc.                  39,000
    1,000 TCF Financial Corporation                46,310
                                            -------------
                                                  170,460
                                            -------------

     SHIPBUILDING -- 0.2%
      400 Newport News Shipbuilding, Inc.          24,500
                                            -------------

     STEEL -- 0.4%
    1,300 AK Steel Holding Corporation             16,302
      300 Carpenter Technology Corporation          8,787
      600 Precision Castparts Corporation          22,452
                                            -------------
                                                   47,541
                                            -------------

     TECHNOLOGY -- 0.2%
      900 Gentex Corporation +                     25,083
                                            -------------

     TELECOMMUNICATIONS -- 1.6%
    1,000 Advanced Fibre
             Communications, Inc. +                21,000
    2,700 Broadwing, Inc. +                        66,015
      600 CommScope, Inc. +                        14,100
      700 Price Communications
             Corporation +                         14,133
      700 Telephone & Data Systems, Inc.           76,125
                                            -------------
                                                  191,373
                                            -------------

     TIRE AND RUBBER -- 0.3%
      300 Bandag, Inc.                              8,190
      400 Carlisle Companies, Inc.                 13,948
      500 Lancaster Colony Corporation             16,490
                                            -------------
                                                   38,628
                                            -------------

     TOBACCO -- 0.6%
    1,200 R.J. Reynolds Tobacco
             Holdings, Inc.                        65,520
      300 Universal Corporation                    11,898
                                            -------------
                                                   77,418
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     TRUCKING AND FREIGHT FORWARDING -- 1.6%
      600 Airborne, Inc.                    $       6,954
      500 Alexander & Baldwin, Inc.                12,875
      500 Atlas Air, Inc. +                         7,080
    1,000 C.H. Robinson Worldwide, Inc.            27,890
      600 CNF Transportation, Inc.                 16,950
      600 EGL, Inc. +                              10,476
      600 Expeditors International of
             Washington, Inc.                      35,999
      400 Hunt (J.B.) Transport
             Services, Inc.                         7,600
      400 Overseas Shipholding
             Group, Inc.                           12,216
      596 Pittston Brinks Group                    13,285
    1,050 Swift Transportation Co., Inc. +         20,223
      700 Tidewater, Inc.                          26,390
                                            -------------
                                                  197,938
                                            -------------

     UTILITIES -- 3.8%
    1,000 Alliant Energy Corporation               29,150
      300 Black Hills Corporation                  12,069
    1,075 Conectiv                                 23,220
    1,400 Energy East Corporation                  29,274
      400 Hawaiian Electric Industries, Inc.       15,280
      500 Idacorp, Inc.                            17,440
      800 Kansas City Power & Light
             Company                               19,640
    1,300 Montana Power Company                    15,080
    1,800 Northeast Utilities                      37,350
      700 NSTAR                                    29,792
    1,000 OGE Energy Corporation                   22,610
    1,300 Potomac Electric Power
             Company                               27,196
      500 Public Service Company of
             New Mexico                            16,050
    1,100 Puget Energy, Inc.                       28,820
    1,700 Teco Energy, Inc.                        51,850
    1,400 Utilicorp United, Inc.                   42,770
      866 Vectren Corporation                      17,926
    1,400 Wisconsin Energy Corporation             33,278
                                            -------------
                                                  468,795
                                            -------------

TOTAL COMMON STOCKS
   (Cost $10,692,053)                          10,833,760
                                            -------------
PRINCIPAL
AMOUNT                                              VALUE
---------------------------------------------------------
U.S. TREASURY BILLS -- 1.6%
   (Cost $195,268)
 $200,000 3.43%++, due 02/28/2002 **        $     195,268
                                            -------------

REPURCHASE AGREEMENT -- 10.6%
   (Cost $1,314,000)
1,314,000   Agreement with State Street
            Bank and Trust Company,
            3.880% dated 06/29/2001,
            to be repurchased at $1,314,425
            on 07/02/2001, collateralized
            by $1,365,000 U.S. Treasury
            Bill, 3.500% maturing 12/31/2001
            (value $1,343,160)                  1,314,000
                                            -------------

OTHER INVESTMENTS***
   (Cost $2,727,584)                22.1%       2,727,584
                                 -------    -------------

TOTAL INVESTMENTS
   (Cost $14,928,905*)             122.1%      15,070,612
OTHER ASSETS AND
LIABILITIES (NET)                  (22.1)      (2,727,936)
                                 -------    -------------
NET ASSETS                         100.0%   $  12,342,676
                                 =======    =============



-------------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
 *** As of June 30, 2001, the market value of the securities on loan is $2,683,929. Collateral received for securities loaned of $2,727,936 is invested in State Street Navigator Securities Lending Trust-Prime Portfolio.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.

NUMBER OF                                   UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
6        S&P Mid Cap 400 Index,
           September 2001                   $      5,589
                                            ============



                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.1%
     ADVERTISING -- 0.3%
    4,760 ADVO, Inc. +                      $     162,554
    7,500 Penton Media, Inc.                      131,250
                                            -------------
                                                  293,804
                                            -------------

     AEROSPACE AND DEFENSE -- 1.2%
    6,310 AAR Corporation                         107,901
    3,330 Alliant Techsystems, Inc. +             299,367
    5,400 Armor Holdings, Inc. +                   81,000
    7,490 BE Aerospace, Inc. +                    142,684
    9,990 Gencorp, Inc.                           127,872
    8,910 Orbital Sciences Corporation +           34,571
    7,450 Teledyne Technologies, Inc. +           113,240
    2,600 Woodward Governor Company               219,310
                                            -------------
                                                1,125,945
                                            -------------

     AGRICULTURAL MACHINERY -- 0.5%
    8,370 AptarGroup, Inc.                        271,439
    9,050 Delta & Pine Land Company               177,833
    2,730 Lindsay Manufacturing Company            51,870
                                            -------------
                                                  501,142
                                            -------------

     AIR TRAVEL -- 1.0%
   10,120 Atlantic Coast Airlines
             Holdings, Inc. +                     303,499
    6,600 Frontier Airlines, Inc. +                74,712
    7,960 Mesa Air Group, Inc. +                  105,868
    3,190 Midwest Express Holdings, Inc. +         55,346
   13,100 SkyWest, Inc.                           366,800
                                            -------------
                                                  906,225
                                            -------------

     APPAREL AND TEXTILES -- 2.0%
    2,060 Angelica Corporation                     22,660
    3,080 Ashworth, Inc. +                         17,002
    3,800 Christopher & Banks
             Corporation +                        123,880
    4,830 G & K Services                          129,927
    1,530 Haggar Corporation                       15,836
    7,030 Hartmarx Corporation +                   17,645
    2,290 K-Swiss, Inc.                            55,258
    5,320 Kellwood Company                        122,892
    7,740 Nautica Enterprises, Inc. +             158,128
    2,840 Oshkosh B' Gosh, Inc.                    94,430
    1,730 Oxford Industries, Inc.                  38,060
    6,400 Phillips Van Heusen
             Corporation                           92,160
    5,300 Quiksilver, Inc. +                      132,500
    7,500 Russell Corporation                     127,425
    9,770 Stride Rite Corporation                  83,045
    9,220 Timberland Company +                    364,282
    7,400 Wellman, Inc.                           132,460
    9,660 Wolverine World Wide, Inc.              172,624
                                            -------------
                                                1,900,214
                                            -------------

     AUTOMOBILES -- 0.3%
    4,560 Group 1 Automotive, Inc. +              134,976
    2,950 Standard Motor Products, Inc.            39,235
    5,430 Wabash National Corporation              65,703
                                            -------------
                                                  239,914
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT -- 1.6%
    5,770 Clarcor, Inc.                           154,924
   12,960 Copart, Inc. +                          379,080
    3,870 Discount Auto Parts, Inc. +              41,990
    2,770 Insurance Auto Auctions, Inc. +          47,090
    3,500 Midas, Inc.                              44,100
   12,140 O'Reilly Automotive, Inc. +             348,418
   12,500 Pep Boys -- Manny, Moe &
             Jack                                 140,375
    7,090 Standard Pacific Corporation            164,133
    4,960 TBC Corporation +                        47,517
    8,810 Tenneco Automotive, Inc.                 28,721
   10,280 Tower Automotive, Inc. +                105,370
                                            -------------
                                                1,501,718
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 6.4%
    5,400 American Financial
             Holdings, Inc.                       127,440
    5,320 Anchor Bancorp Wisconsin, Inc.           84,588
    6,030 Chittenden Corporation                  202,910
    7,526 Commerce Bancorp, Inc.                  527,573
    9,640 Community First
             Bankshares, Inc.                     221,720
   12,050 Cullen Frost Bankers, Inc.              407,892
    5,400 East West Bancorp, Inc.                 145,800
    3,900 Financial Federal Corporation +         112,983
    6,270 First BanCorp                           169,227
    9,530 First Midwest Bancorp, Inc.             282,564
    4,000 FirstFed Financial Corporation +        119,200
    2,700 GBC Bancorp                              77,085
   10,978 Hudson United Bancorp                   279,939
    5,870 Jefferies Group, Inc.                   190,188
    5,270 MAF Bancorp, Inc.                       161,789

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BANKING AND FINANCIAL SERVICES -- (CONTINUED)
   10,155 New York Community
             Bancorp, Inc.                  $     382,336
    5,979 Provident Bankshares
             Corporation                          149,116
    6,640 Riggs National Corporation              112,814
    9,930 South Financial Group, Inc.             187,478
    7,700 Southwest Bancorporation of
             Texas, Inc. +                        232,617
    3,650 Southwest Securities Group, Inc.         75,555
    7,800 Staten Island Bancorp, Inc.             217,230
    6,200 Sterling Bancshares, Inc.               118,916
    9,190 Susquehanna Bancshares, Inc.            187,017
   14,545 TrustCo Bank Corporation NY             194,176
    4,400 UCBH Holdings, Inc.                     133,540
    9,740 United Bankshares, Inc.                 261,032
   13,500 Washington Federal, Inc.                331,020
    6,130 Whitney Holding Corporation             287,497
                                            -------------
                                                5,981,242
                                            -------------

     BROADCASTING -- 0.2%
   12,430 General Communication, Inc. +           150,403
                                            -------------

     BUILDING CONSTRUCTION -- 1.0%
    6,620 Apogee Enterprises, Inc.                 82,684
   17,663 D.R. Horton, Inc.                       400,950
    5,550 Hughes Supply, Inc.                     131,257
    1,900 NVR, Inc. +                             281,200
    6,280 Sturm Ruger & Company, Inc.              61,544
                                            -------------
                                                  957,635
                                            -------------

     BUILDING MATERIALS -- 1.3%
    5,600 ABM Industries, Inc.                    208,600
    3,030 Building Materials Holdings
             Corporation +                         46,086
    1,430 Butler Manufacturing Company             35,750
    3,850 Commonwealth Industries, Inc.            17,248
    4,490 Elcor Chemical Corporation               90,923
    7,700 Fleetwood Enterprises                   108,416
    4,370 Florida Rock Industries, Inc.           204,953
    2,230 Lawson Products, Inc.                    65,339
   13,122 Lennox International, Inc.              143,686
    2,810 Simpson Manufacturing
             Company, Inc. +                      170,005
    4,640 Universal Forest Products, Inc.         104,400
                                            -------------
                                                1,195,406
                                            -------------


     BUSINESS SERVICES -- 4.1%
    4,660 Aaron Rents, Inc.                 $      79,220
    6,400 Administaff, Inc. +                     166,400
    7,690 Bowne & Company, Inc.                    88,435
    8,380 Central Parking Corporation             156,706
    3,800 CUNO, Inc. +                            114,000
    3,000 Davox Corporation +                      24,900
    2,727 Edgewater Technology, Inc. +              9,545
    5,170 Fair, Issac & Company, Inc.             319,609
    9,500 Foster Wheeler Ltd. +                    85,975
    4,630 Franklin Covey Company +                 25,465
    8,518 Global Payments, Inc.                   256,392
    6,090 Gymboree Corporation +                   51,765
    3,100 Hall, Kinion & Associates, Inc. +        24,986
    6,750 Harland (John H.) Company               157,275
    4,500 Heidrick & Struggles
             International, Inc. +                 91,485
    5,100 Information Holdings, Inc. +            164,730
    6,830 Information Resources, Inc. +            70,622
    7,790 Intervoice, Inc. +                       85,690
    2,930 Kronos, Inc. +                          119,984
    9,520 Labor Ready, Inc. +                      49,885
    5,050 MAXIMUS, Inc. +                         202,454
    5,300 On Assignment, Inc. +                    95,400
    9,880 Paxar Corporation +                     142,272
    5,700 Pegasus Solutions, Inc. +                65,835
   11,110 Profit Recovery Group
             International, Inc. +                127,321
    3,660 QRS Corporation +                        60,756
    7,170 Remedy Corporation +                    249,516
   13,355 RSA Security, Inc. +                    413,337
   13,640 Spherion Corporation +                  122,078
    6,500 Standard Register Company               120,250
    4,030 URS Corporation +                       108,810
                                            -------------
                                                3,851,098
                                            -------------

     CHEMICALS -- 1.9%
    5,200 Arch Chemicals, Inc.                    113,516
    6,000 Cambrex Corporation                     303,480
    3,330 Chemfirst, Inc.                          87,246
    7,400 Georgia Gulf Corporation                114,700
    7,410 Macdermid, Inc.                         133,380
    6,150 Mississippi Chemical
             Corporation                           19,004
    5,570 OM Group, Inc.                          313,312
    9,290 Omnova Solutions, Inc.                   67,631
    1,740 Penford Corporation                      20,184
   22,000 PolyOne Corporation                     229,020

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CHEMICALS -- (CONTINUED)
    2,170 Quaker Chemical                   $      41,230
    6,740 Scotts Company +                        279,373
    3,630 WD-40 Company                            81,457
                                            -------------
                                                1,803,533
                                            -------------

     COMMERCIAL SERVICES -- 0.8%
    3,900 F.Y.I., Inc. +                          159,900
    5,200 Kroll-O'Gara Company +                   49,192
    3,600 MemberWorks, Inc. +                      83,304
    5,030 Pre-Paid Legal Services, Inc. +         110,660
    3,300 StarTek, Inc. +                          74,580
    9,540 Tetra Tech, Inc. +                      259,488
                                            -------------
                                                  737,124
                                            -------------

     COMMUNICATION EQUIPMENT -- 0.4%
    2,800 Brooktrout, Inc. +                       21,616
   17,270 DMC Stratex Networks, Inc. +            172,700
    6,340 Proxim, Inc. +                           89,394
    5,100 ViaSat, Inc. +                          121,788
                                            -------------
                                                  405,498
                                            -------------

     COMMUNICATION SERVICES -- 0.5%
    6,800 Arbitron, Inc. +                        163,880
   12,110 Aspect Communications
             Corporation +                         84,649
    4,000 Boston Communications
             Group, Inc. +                         57,600
   13,050 Brightpoint, Inc. +                      37,845
    7,600 Captaris, Inc. +                         15,808
    8,400 Pac-West Telecomm, Inc. +                16,296
   12,000 Pinnacle Systems, Inc. +                 72,600
                                            -------------
                                                  448,678
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 1.3%
    9,790 American Management
             Systems, Inc. +                      231,044
   10,560 Auspex Systems, Inc. +                   75,398
    7,100 Cymer, Inc. +                           179,559
    3,610 Digi International, Inc. +               31,551
    5,300 Elantec Semiconductor,Inc. +            179,087
    5,200 Gerber Scientific, Inc.                  56,940
    9,695 Insight Enterprises, Inc. +             237,528
    8,400 International FiberCom, Inc. +           21,000
   19,110 SONICblue, Inc. +                        63,063
    3,730 Standard Microsystems
             Corporation +                         66,767
    3,520 Volt Information Sciences, Inc. +        61,600
                                            -------------
                                                1,203,537

     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- 5.5%
   23,100 Adaptec, Inc.                           229,614
    5,620 Analysts International
             Corporation                           25,065
    7,200 Aspen Technology, Inc. +                174,240
    8,800 Avant! Corporation +                    117,040
    6,070 Avid Technology, Inc. +                  95,299
    4,920 BARRA, Inc. +                           192,618
    3,700 Bell Microproducts, Inc. +               44,252
    4,520 Black Box Corporation +                 304,467
    2,600 CACI, Inc., Class A +                   122,200
    5,100 Carreker Corporation +                  109,650
    3,000 Catapult Communications
             Corporation +                         67,500
    8,150 Cerner Corporation +                    342,300
   13,350 Ciber, Inc. +                           126,825
    4,850 Computer Task Group, Inc.                17,654
    3,890 Concord Communications, Inc. +           35,010
    5,600 ePresence, Inc. +                        20,608
    7,760 FactSet Research Systems, Inc.          277,032
    8,300 FileNET Corporation +                   122,840
   13,600 Harmonic, Inc. +                        136,000
    8,080 HNC Software, Inc.                      202,000
    5,900 Hutchinson Technology, Inc. +           112,395
    7,540 Hyperion Solutions
             Corporation +                        113,100
    6,220 Insituform Technologies, Inc. +         227,030
    5,740 Inter-Tel, Inc.                          68,363
    3,400 MapInfo Corporation +                    74,800
    5,100 Mercury Computer
             Systems, Inc. +                      252,450
    4,050 MICROS Systems, Inc. +                   89,100
    5,200 MRO Software, Inc. +                     82,160
    6,700 NYFIX, Inc. +                           214,065
    4,500 PC-Tel, Inc. +                           41,445
    5,900 Phoenix Technologies Ltd. +              86,140
    8,280 Progress Software Corporation +         134,136
    6,500 Radiant Systems, Inc. +                 104,780
    4,000 RadiSys Corporation +                    91,400
    6,100 Rainbow Technologies, Inc. +             34,099
   27,900 Read-Rite Corporation +                 148,707
    3,800 Roxio, Inc. +                            49,400
    3,600 SCM Microsystems, Inc. +                 37,440
    3,200 SPSS, Inc. +                             50,592
    7,700 Systems & Computer
             Technology Corporation +              69,685
    8,070 Verity, Inc. +                          160,997
    7,400 Visual Networks, Inc. +                  64,750
    4,020 ZixIt Corporation +                      36,783
                                            -------------
                                                5,106,031
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CONGLOMERATES -- 0.1%
    5,230 Triarc Companies, Inc. +          $     137,026
                                            -------------

     CONSTRUCTION AND MINING EQUIPMENT -- 0.4%
    4,470 CDI Corporation +                        75,945
    5,260 Kaman Corporation                        93,102
    3,420 Material Sciences Corporation +          33,790
    4,850 Regal Beloit Corporation                100,880
    5,780 Valmont Industries, Inc.                105,196
                                            -------------
                                                  408,913
                                            -------------

     CONTRACT SALES AND RESEARCH
     ORGANIZATIONS -- 0.4%
   12,100 Pharmaceutical Product
             Development, Inc. +                  369,171
                                            -------------

     DIVERSIFIED INDUSTRIAL -- 0.8%
    4,825 Esterline Technologies
             Corporation +                        104,944
    6,920 Griffon Corporation +                    76,120
    9,780 JLG Industries, Inc.                    120,783
    7,220 Roper Industries, Inc.                  301,435
    3,030 SPS Technologies, Inc. +                143,622
                                            -------------
                                                  746,904
                                            -------------

     DRUGS AND HEALTH CARE -- 9.9%
    6,050 Accredo Health, Inc. +                  224,999
    7,030 AdvancePCS +                            450,271
   11,550 Alliance Pharmaceutical
             Corporation +                         25,988
    9,440 Alpharma, Inc.                          257,240
    4,700 ArQule, Inc. +                          101,802
    5,200 ArthroCare Corp. +                      135,980
   13,420 Bio Technology General
             Corporation +                        175,802
   11,640 Cephalon, Inc. +                        820,620
    2,330 Chemed Corporation                       84,206
    3,380 Cooper Companies, Inc.                  173,732
   15,180 Coventry Health Care, Inc. +            306,636
    4,350 CryoLife, Inc. +                        177,959
    6,570 Cygnus, Inc. +                           67,343
    6,000 Enzo Biochem, Inc.                      205,800
    5,900 Haemonetics Corporation +               179,950
    7,690 Idexx Laboratories, Inc. +              240,312
    3,700 IMPATH, Inc. +                          163,910
    4,800 INAMED Corporation +                    127,200
    7,150 Invacare Corporation                    276,204
    7,040 Medicis Pharmaceutical Corporation,
             Class A +                            373,120
    5,580 Mentor Corporation                      159,030
    4,900 MGI Pharma, Inc. +                       61,250
    3,810 Natures Sunshine Products, Inc.          45,072
   15,300 NBTY, Inc. +                            190,332
    5,170 Noven Pharmaceuticals, Inc. +           202,664
    8,030 Organogenesis, Inc. +                    59,422
   11,540 Orthodontic Centers of
             America, Inc. +                      350,701
    3,290 Osteotech, Inc. +                        14,970
    7,820 Owens & Minor, Inc.                     148,580
    5,810 PAREXEL International
             Corporation +                        113,295
   15,820 Patterson Dental Company +              522,060
    5,480 Pediatrix Medical Group, Inc. +         181,936
   10,580 Prime Hospitality Corporation +         125,373
    7,300 Province Healthcare Company +           257,617
   10,160 Regeneron Pharmaceuticals,
             Inc. +                               352,044
   11,090 Renal Care Group, Inc. +                364,750
    7,130 Respironics, Inc. +                     212,189
    6,480 Sierra Health Services, Inc. +           45,425
    2,290 Spacelabs, Inc. +                        27,938
    8,850 Sybron Dental Specialties, Inc. +       181,336
    5,700 Syncor International
             Corporation +                        176,700
    5,170 Ultratech Stepper, Inc. +               132,611
   14,040 Universal Health Services, Inc. +       638,820
    3,020 Vital Signs, Inc.                        99,811
                                            -------------
                                                9,233,000
                                            -------------

     ELECTRIC UTILITIES -- 1.4%
   11,100 Avista Corporation                      221,778
    1,740 Bangor Hydro Electric Company            46,249
    2,670 Central Vermont Public Service           50,490
    3,780 CH Energy Group, Inc.                   166,131
    1,270 Green Mountain Power
             Corporation                           20,269
    5,540 NorthWestern Corporation                124,096
    8,100 RGS Energy Group, Inc.                  303,750
    3,390 UIL Holdings Corporation                164,720
    7,800 UniSource Energy Corporation            179,166
                                            -------------
                                                1,276,649
                                            -------------

     ELECTRICAL EQUIPMENT -- 4.1%
    7,400 Advanced Energy
             Industries, Inc. +                   305,398
    8,450 Anixter International, Inc. +           259,415
    3,300 AstroPower, Inc. +                      172,062

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRICAL EQUIPMENT -- (CONTINUED)
    7,100 ATMI, Inc. +                      $     213,000
    5,300 Aware, Inc. +                            47,700
   22,700 Axcelis Technologies, Inc. +            335,960
    7,960 Baldor Electric Company                 170,105
    4,290 Barnes Group, Inc.                      105,963
    2,500 Bel Fuse, Inc.                           83,125
    5,780 Belden, Inc.                            154,615
    4,560 Benchmark Electronics, Inc. +           111,081
    6,080 C&D Technologies, Inc.                  188,480
   10,295 Cable Design Technologies
             Corporation +                        166,367
    6,470 Coherent, Inc. +                        234,020
    5,310 Helix Technology Corporation            161,849
    5,300 MagneTek, Inc. +                         66,250
    4,495 Park Electrochemical Corporation        118,668
    6,500 Power Integrations, Inc. +              101,400
    2,900 Supertex, Inc. +                         35,786
    5,565 Symmetricom, Inc. +                      81,472
    7,920 Technitrol, Inc.                        205,920
    3,540 Thomas Industries, Inc.                 104,430
    7,600 Varian Semiconductor
             Equipment Associates, Inc. +         319,200
    6,260 Watsco, Inc.                             88,266
                                            -------------
                                                3,830,532
                                            -------------

     ELECTRONICS -- 5.9%
    5,500 Actel Corporation +                     135,025
   13,950 Aeroflex, Inc. +                        146,475
   10,000 Alliance Semiconductor
             Corporation +                        120,200
   10,130 Alpha Industries, Inc. +                299,341
    3,040 Analogic Corporation                    138,472
    9,570 APW Ltd. +                               97,136
    8,910 Artesyn Technologies, Inc. +            114,939
    5,300 Audiovox Corporation +                   58,830
    5,200 AXT, Inc. +                             138,840
    6,400 BMC Industries, Inc.                     38,400
    7,520 C Cor Electronics, Inc. +                90,240
    7,120 Checkpoint Systems, Inc. +              126,736
    4,800 Cohu, Inc.                              108,000
    6,510 CTS Corporation                         133,455
    5,210 Dionex Corporation +                    173,232
    4,200 DuPont Photomasks, Inc. +               202,650
    6,300 Electro Scientific
             Industries, Inc. +                   240,030
    4,900 Electroglas, Inc. +                      86,730
   10,000 ESS Technology, Inc. +                  106,000
    8,880 General Semiconductor, Inc. +            92,885
   11,930 Input/Output, Inc. +                    151,511
    3,592 Intermagnetics General
             Corporation                          116,381
    3,610 Itron, Inc. +                            68,482
    3,700 Keithley Instruments, Inc.               78,810
   15,200 Kopin Corporation +                     184,528
   11,500 Kulicke & Soffa Industries, Inc. +      197,340
    3,900 Meade Instruments
             Corporation +                         26,247
    8,330 Methode Electronics, Inc.,
             Class A                               71,638
    3,300 Microsemi Corporation +                 234,300
    5,160 Network Equipment
             Technologies +                        16,512
    5,900 Pericom Semiconductor
             Corporation +                         92,748
    3,000 Photon Dynamics, Inc. +                  94,200
    6,970 Photronic, Inc. +                       178,850
    6,490 Pioneer-Standard
             Electronics, Inc.                     83,072
    3,600 Rogers Corporation +                     95,400
    3,300 SBS Technologies, Inc. +                 62,436
    8,140 SLI, Inc.                                67,155
   15,038 Stratos Lightwave, Inc. +               195,494
    5,009 Three-Five Systems, Inc. +               90,062
    4,840 Titan International, Inc.                19,747
    5,720 Trimble Navigation Ltd. +               111,483
    9,620 Valence Technology, Inc. +               61,857
    9,870 Vicor Corporation +                     160,881
    7,360 Zebra Technologies
             Corporation +                        361,523
                                            -------------
                                                5,468,273
                                            -------------

     ENTERTAINMENT -- 0.5%
    2,800 4Kids Entertainment, Inc. +              53,620
    3,520 Anchor Gaming +                         227,462
    8,830 Midway Games, Inc. +                    163,355
    6,050 Pinnacle Entertainment, Inc. +           44,468
                                            -------------
                                                  488,905
                                            -------------

     FOOD AND BEVERAGES -- 2.5%
    4,100 American Italian Pasta
             Company +                            190,240
    2,060 Coca-Cola Bottling Company               81,061
    9,860 Constellation Brands, Inc.,
             Class A +                            404,260

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FOOD AND BEVERAGES -- (CONTINUED)
    8,300 Corn Products International, Inc.  $    265,600
    9,920 Earthgrains Company                     257,920
    7,900 Hain Celestial Group, Inc. +            173,800
    4,400 International Multifoods
             Corporation                           91,300
    4,050 Ionics, Inc. +                          127,575
    1,970 J&J Snack Foods Corporation +            43,636
    2,690 Nash Finch Company                       63,484
    7,030 Ralcorp Holdings, Inc. +                131,742
   12,390 Smithfield Foods, Inc. +                499,317
                                            -------------
                                                2,329,935
                                            -------------

     FOOD DISTRIBUTION -- 0.4%
    8,540 Performance Food Group +                235,277
    4,340 United Natural Foods, Inc. +             90,923
                                            -------------
                                                  326,200
                                            -------------

     FOREST PRODUCTS -- 0.1%
    2,800 Deltic Timber Corporation                80,640
                                            -------------

     HEALTH MANAGEMENT SYSTEMS -- 0.5%
   11,200 Mid Atlantic Medical
             Services, Inc. +                     200,816
    7,860 National Data Corporation               254,664
                                            -------------
                                                  455,480
                                            -------------

     HOMEBUILDERS -- 1.1%
   11,150 Champion Enterprises, Inc. +            126,887
    4,400 Del Webb Corporation +                  170,236
    5,691 M.D.C. Holdings, Inc.                   201,461
    3,110 Ryland Group, Inc.                      157,366
    8,580 Toll Brothers, Inc. +                   337,280
                                            -------------
                                                  993,230
                                            -------------

     HOTELS AND RESTAURANTS -- 2.8%
    8,625 Applebee's International, Inc.          276,000
    8,800 Aztar Corporation +                     106,480
    6,490 CEC Entertainment, Inc. +               320,281
   11,145 Cheesecake Factory +                    315,403
    4,710 IHOP Corporation +                      126,464
    9,140 Jack in the Box, Inc. +                 238,554
    5,030 Landry's Seafood
             Restaurants, Inc.                     85,510
    5,210 Luby's Cafeterias, Inc.                  51,006
    6,800 Marcus Corporation                       94,860
    4,350 O 'Charley's Inc. +                      84,303
    2,800 P. F. Chang's China Bistro, Inc. +      106,120
    3,220 Panera Bread Company +                  101,655
    5,000 Rare Hospitality
             International, Inc. +                113,000
   14,980 Ruby Tuesday, Inc.                      256,158
    7,090 Ryans Family Steak
             Houses, Inc. +                        86,853
    6,190 Sonic Corporation +                     196,409
    6,737 The Steak n Shake Company +              62,317
                                            -------------
                                                2,621,373
                                            -------------

     HOUSEHOLD APPLIANCES AND
     HOME FURNISHINGS -- 1.6%
    5,400 Applica, Inc. +                          42,984
    2,730 Bassett Furniture Industries, Inc.       34,343
    9,250 Ethan Allen Interiors, Inc.             300,625
    7,350 Fedders USA, Inc.                        38,220
    7,540 Harman International
             Industries, Inc.                     287,199
   11,940 Interface, Inc.                          89,550
   14,100 La-Z-Boy, Inc.                          260,850
    3,560 Libbey, Inc.                            141,368
    1,640 National Presto Industries, Inc.         48,708
    3,240 Royal Appliance Manufacturing
             Company +                             19,699
    2,700 Salton, Inc. +                           48,060
    4,200 Springs Industries, Inc.                185,220
                                            -------------
                                                1,496,826
                                            -------------

     INDUSTRIAL MACHINERY -- 2.4%
    5,540 A.O. Smith Corporation                   99,166
    5,050 Briggs & Stratton Corporation           212,605
    4,100 Brooks Automation, Inc. +               189,010
   10,150 Cognex Corporation +                    343,577
    3,490 Flow International Corporation +         37,692
    3,610 Gardner Denver, Inc. +                   74,186
    7,230 Graco, Inc.                             238,590
    7,090 IDEX Corporation                        241,060
    5,650 Manitowoc, Inc.                         166,675
    7,800 Milacron, Inc.                          122,226
    3,900 Oshkosh Truck Corporation               172,575
    2,580 Robbins & Myers, Inc.                    72,756
    7,080 SpeedFam-IPEC, Inc. +                    22,585
    2,840 Standex International
             Corporation                           67,024
    6,170 Watts Industries, Inc.                  104,582
    4,960 X-Rite, Inc.                             43,846
                                            -------------
                                                2,208,155
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     INSURANCE -- 2.3%
    4,738 Delphi Financial Group, Inc.      $     182,413
   18,280 Fidelity National Financial, Inc.       449,140
   15,230 First American Financial
             Corporation                          288,456
   16,520 Fremont General Corporation             107,380
    3,150 Hilb, Rogal and Hamilton
             Company                              137,812
    4,200 LandAmerica Financial
              Group Inc.                          133,770
    9,750 Mutual Risk Management Ltd.              86,775
    3,200 Philadelphia Consolidated
             Holding Corporation +                111,296
    2,300 RLI Corporation                         103,316
    2,200 SCPIE Holdings, Inc.                     44,440
    5,920 Selective Insurance Group, Inc.         157,946
    8,600 Trenwick Group Ltd.                     197,112
    4,100 Zenith National Insurance
             Corporation                          110,700
                                            -------------
                                                2,110,556
                                            -------------

     INVESTMENT COMPANIES -- 0.5%
   11,210 Raymond James Financial, Inc.           343,026
    5,700 Tucker Anthony Sutro
             Corporation                          125,400
                                            -------------
                                                  468,426
                                            -------------

     LEISURE TIME -- 0.9%
    3,790 Action Performance
             Companies, Inc. +                     94,750
    4,170 K2, Inc. +                               47,663
    4,050 SCP Pool Corporation +                  139,482
    4,950 THQ, Inc. +                             295,169
    7,400 WMS Industries, Inc. +                  238,058
                                            -------------
                                                  815,122
                                            -------------

     MACHINERY -- 0.2%
    4,560 Applied Industrial
             Technologies, Inc.                    86,412
    4,570 Astec Industries, Inc. +                 78,832
                                            -------------
                                                  165,244
                                            -------------

     MACHINERY -- TOOLS -- 0.1%
    2,940 Toro Company                            132,153
                                            -------------

     MEDICAL INSTRUMENTS AND SUPPLIES -- 2.7%
    3,600 CONMED Corporation +                     93,780
    3,420 Datascope Corporation                   157,628
    6,540 Diagnostic Products Corporation         217,128
    3,620 Hologic, Inc. +                          24,616
    3,100 Polymedica Corporation +                125,550
   10,580 Priority Healthcare Corporation +       299,202
    7,300 ResMed, Inc. +                          369,015
    5,500 Sola International, Inc. +               77,605
    3,900 SurModics, Inc. +                       229,320
    9,700 Techne Corporation +                    315,250
    6,890 Theragenics Corporation +                76,961
    7,730 Varian Medical Systems, Inc. +          552,695
                                            -------------
                                                2,538,750
                                            -------------

     MEDICAL SERVICES -- 0.8%
   15,010 Advanced Tissue Sciences, Inc. +         75,050
    1,610 Curative Health Services, Inc. +         10,143
    9,260 Dendrite International, Inc. +          102,786
   15,220 Hooper Holmes, Inc.                     156,005
    4,000 RehabCare Group, Inc. +                 192,800
   22,140 US Oncology, Inc. +                     196,825
                                            -------------
                                                  733,609
                                            -------------

     MINING -- 0.8%
    3,860 Brush Wellman, Inc.                      61,760
    2,400 Cleveland-Cliffs, Inc.                   44,400
   17,300 Massey Energy Company                   341,848
    9,020 Stillwater Mining Company +             263,835
                                            -------------
                                                  711,843
                                            -------------

     MOBILE HOMES -- 0.5%
    3,680 Coachmen Industries, Inc.                48,760
    4,460 Monaco Coach Corporation +              148,072
    1,970 Skyline Corporation                      53,584
    2,820 Thor Industries, Inc.                    92,975
    4,800 Winnebago Industries, Inc.              147,600
                                            -------------
                                                  490,991
                                            -------------

     NON-FERROUS METALS -- 0.3%
    3,000 Commercial Metals Company                96,090
    3,770 Imco Recycling, Inc.                     26,767
    4,940 RTI International Metals, Inc. +         75,335
    2,860 Wolverine Tube, Inc. +                   47,390
                                            -------------
                                                  245,582
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES-- 0.6%
    3,970 A.T. Cross Company +                     26,400
    2,890 New England Business
             Service, Inc.                         55,488
    7,800 United Stationers, Inc. +               246,168
    5,320 W.H. Brady Company                      192,212
                                            -------------
                                                  520,268
                                            -------------

                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     OIL AND GAS -- 7.1%
    9,450 Atmos Energy Corporation          $     231,147
    7,810 Barrett Resources Corporation +         460,790
    6,900 Cabot Oil & Gas Corporation,
             Class A                              168,360
    2,550 Cascade Natural Gas Corporation          54,315
    7,200 Energen Corporation                     198,720
    4,260 HS Resources, Inc. +                    276,048
    3,300 Key Production Company, Inc. +           54,945
    4,400 Laclede Gas Company                     111,760
   10,300 Louis Dreyfus Natural Gas
             Corporation +                        358,955
    4,120 New Jersey Resources
             Corporation                          186,224
   10,470 Newfield Exploration Company +          335,668
    5,910 Northwest Natural Gas Company           147,159
    3,900 Nuevo Energy Company +                   63,570
    3,200 NUI Corporation                          73,856
    5,510 Oceaneering International, Inc. +       114,333
    4,600 Patina Oil & Gas Corporation            121,900
   12,712 Philadelphia Suburban
             Corporation                          324,156
    7,550 Piedmont Natural Gas, Inc.              268,176
    4,090 Plains Resources, Inc. +                 98,160
   12,520 Pogo Producing Company                  300,480
   17,260 Pride International, Inc. +             327,940
    5,060 Remington Oil & Gas
             Corporation +                         96,140
    5,890 Seitel, Inc. +                           77,159
   11,985 Southern Union Company +                244,494
    7,440 Southwest Gas Corporation               176,179
    5,900 Southwestern Energy Company              72,275
    6,620 St. Mary Land & Exploration
             Company                              154,643
    6,140 Stone Energy Corporation +              272,002
    5,800 Swift Energy Company +                  174,754
    9,100 Tom Brown, Inc. +                       218,400
    6,300 UGI Corporation                         170,100
   14,710 Vintage Petroleum, Inc.                 275,077
   28,760 XTO Energy, Inc.                        412,706
                                            -------------
                                                6,620,591
                                            -------------

     OIL EQUIPMENT AND SERVICES -- 1.1%
    3,200 Atwood Oceanics, Inc. +                 112,320
    7,600 Cal Dive International, Inc. +          186,960
    4,000 Dril-Quip, Inc. +                        86,120
    5,800 Lone Star Technologies, Inc. +          209,960
    4,715 SEACOR SMIT, Inc. +                     220,379
    7,450 Veritas DGC, Inc. +                     206,738
                                            -------------
                                                1,022,477
                                            -------------


     PAPER -- 0.4%
    8,030 Buckeye Technologies, Inc. +            115,632
    6,510 Caraustar Industries, Inc.               59,892
    3,500 Chesapeake Corporation                   86,625
    3,740 Lydall, Inc. +                           44,880
    3,210 Pope & Talbot, Inc.                      41,441
                                            -------------
                                                  348,470
                                            -------------

     PHOTOGRAPHY -- 0.1%
    6,400 Concord Camera Corporation +             37,760
    1,810 CPI Corporation                          44,345
    3,500 Innovex, Inc.                            12,845
   10,900 Polaroid Corporation                     28,340
                                            -------------
                                                  123,290
                                            -------------

     PLASTICS -- 0.2%
    8,900 Tredegar Industries, Inc.               170,435
                                            -------------

     POLLUTION CONTROL -- 0.1%
    3,260 Tetra Technologies, Inc. +               79,707
                                            -------------

     PUBLISHING -- 0.1%
    3,040 Consolidated Graphics, Inc. +            51,680
    3,390 Nelson Thomas, Inc.                      23,832
                                            -------------
                                                   75,512
                                            -------------

     RAILROADS AND EQUIPMENT -- 0.2%
   13,700 Kansas City Southern
             Industries, Inc. +                   216,460
                                            -------------

     RECREATION -- 0.8%
    5,640 Arctic Cat, Inc.                         81,780
    6,800 Bally Total Fitness Holding
             Corporation +                        201,348
    2,420 Huffy Corporation                        23,329
    5,510 Polaris Industries, Inc.                252,358
    4,740 Russ Berrie & Company, Inc.             139,356
                                            -------------
                                                  698,171
                                            -------------

     RETAIL -- 4.9%
   12,049 99 Cents Only Stores +                  360,868
    6,760 AnnTaylor Stores Corporation +          242,008
    4,040 Brown Shoe Company, Inc.                 72,922
   10,400 Burlington Coat Factory
             Warehouse Corporation                208,000
    5,830 Cash America International, Inc.         49,555
    5,870 Cato Corporation                        114,582
    6,250 Chico's FAS, Inc. +                     185,937
    4,930 Cost Plus, Inc. +                       147,900
    3,000 Department 56, Inc. +                    22,950

                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RETAIL -- (CONTINUED)
    3,170 Enesco Group, Inc.                $      19,179
    3,000 Factory 2-U Stores, Inc. +               88,050
    4,670 Footstar, Inc. +                        160,648
    6,990 Fossil, Inc. +                          145,042
    5,100 Genesco, Inc. +                         171,360
    7,540 Goody's Family Clothing, Inc. +          30,235
    2,930 Gottschalks, Inc. +                       9,669
    4,080 Hancock Fabrics, Inc.                    36,516
    4,800 Hot Topic, Inc. +                       149,280
    4,240 Jo-Ann Stores, Inc. +                    17,172
    9,490 Linens 'N Things, Inc. +                259,267
    4,490 Mayor's Jewelers, Inc. +                 18,634
    7,460 Michaels Stores, Inc. +                 305,860
    7,640 Pacific Sunwear of California +         171,365
   22,590 Pier 1 Imports, Inc.                    259,785
    9,660 Regis Corporation                       202,763
    4,100 School Specialty, Inc. +                105,985
    6,700 Shopko Stores, Inc. +                    48,776
    9,700 Stein Mart, Inc. +                      100,298
    4,310 The Dress Barn +                         98,053
    9,590 The Men's Wearhouse, Inc. +             264,684
    3,370 The Wet Seal, Inc.                      116,636
    2,600 Ultimate Electronics, Inc. +             84,292
    8,070 Zale Corporation +                      271,959
                                            -------------
                                                4,540,230
                                            -------------

     RETAIL GROCERY -- 1.1%
   11,620 Casey's General Stores, Inc.            151,060
   10,260 Fleming Companies, Inc.                 366,282
    9,000 Great Atlantic & Pacific Tea
             Company, Inc.                        133,200
   12,520 Whole Foods Market, Inc. +              339,292
                                            -------------
                                                  989,834
                                            -------------

     SAVINGS AND LOAN -- 0.6%
   12,040 Commercial Federal Corporation          278,124
    6,630 Downey Financial Corporation            313,334
                                            -------------
                                                  591,458
                                            -------------

     SCHOOLS -- 0.5%
    5,000 Corinthian Colleges, Inc. +             235,350
    5,500 ITT Educational Services, Inc. +        247,500
                                            -------------
                                                  482,850
                                            -------------

     STEEL -- 1.4%
    1,970 Amcast Industrial Corporation            16,844
    3,280 Castle A M Company                       44,214
    5,920 Intermet Corporation                     33,448
    7,840 Mueller Industries, Inc. +              258,014
    3,190 Quanex Corporation                       82,621
    7,170 Reliance Steel & Aluminum
             Company                              181,042
    9,600 Shaw Group, Inc. +                      384,960
   10,700 Steel Dynamics, Inc. +                  133,750
    2,360 Steel Technologies, Inc.                 16,827
    4,850 Texas Industries, Inc.                  166,792
                                            -------------
                                                1,318,512
                                            -------------

     TELECOMMUNICATIONS -- 0.4%
    6,610 Allen Group, Inc. +                      99,150
    3,700 Metro One Telecommunications,
             Inc. +                               240,019
                                            -------------
                                                  339,169
                                            -------------

     TIRE AND RUBBER -- 0.1%
    5,025 Myers Industries, Inc.                   75,877
                                            -------------

     TOBACCO -- 0.2%
   10,390 Dimon, Inc.                             103,900
    3,440 Schweitzer-Mauduit
             International, Inc.                   81,184
                                            -------------
                                                  185,084
                                            -------------

     TOYS -- 0.1%
    4,200 JAKKS Pacific, Inc. +                    78,540
                                            -------------

     TRUCKING AND FREIGHT FORWARDING -- 1.7%
    4,800 Arkansas Best Corporation +             110,640
    5,800 Arnold Industries, Inc.                 112,288
    5,000 Forward Air Corporation +               149,750
    7,413 Heartland Express, Inc. +               169,005
    5,590 Kirby Corporation +                     137,794
    2,010 Landstar Systems, Inc. +                136,720
    4,960 Offshore Logistics, Inc. +               94,240
    4,500 Roadway Express, Inc.                   106,965
    6,170 US Freightways Corporation              182,015
   11,010 Werner Enterprises, Inc.                266,992
    5,700 Yellow Corporation +                    108,186
                                            -------------
                                                1,574,595
                                            -------------

     UTILITIES -- WATER -- 0.1%
    2,370 American States Water Company            80,580
                                            -------------

TOTAL COMMON STOCKS
   (Cost $82,083,964)                          89,324,745
                                            -------------

                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

PRINCIPAL
AMOUNT                                              VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILL-- 0.2%
   (Cost $195,268)
 $200,000 3.43%++, 02/28/2002               $     195,268
                                            -------------

REPURCHASE AGREEMENT-- 3.3%
   (Cost $3,035,000)
3,035,000   Agreement with State Street
            Bank and Trust Company,
            3.880% dated 06/29/2001,
            to be repurchased at $3,035,981
            on 07/02/2001, collateralized
            by $3,155,000 U.S. Treasury
            Note, 3.530% maturing
            12/27/2001
            (value $3,099,787)                  3,035,000
                                            -------------

OTHER INVESTMENTS**
   (Cost $19,681,955)               21.2%      19,681,955
                                 -------    -------------



TOTAL INVESTMENTS
   (Cost $104,996,187*)            120.8      112,236,968
OTHER ASSETS AND
LIABILITIES (NET)                  (20.8)     (19,347,869)
                                 -------    -------------

NET ASSETS                         100.0%   $  92,889,099
                                 =======    =============

------------
   * Aggregate cost for Federal tax purposes.
  ** As of June 30, 2001, the market value of the securities on loan is $19,514,725. Collateral received for securities loaned includes $40,648 invested in U.S. government securities and the remaining $19,641,307 invested in State Street Navigator Securities Lending Trust-Prime Portfolio.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.

NUMBER OF                                   UNREALIZED
CONTRACTS                                   APPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
14       Russell 2000 Index Futures,
           September 2001                   $     95,872
                                            ============
















                        See Notes to Financial Statements

   Munder Institutional Funds
         Statements of Assets and Liabilities, June 30, 2001 (Unaudited)

   -----------------------------------------------------------------------------

                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        -----------------------------------------------
ASSETS:
Investments, at value
    See accompanying schedule:
       Securities.................................................      $ 191,811,916   $   13,756,612  $   109,201,968
       Repurchase Agreements......................................         11,495,098        1,314,000        3,035,000
                                                                        -------------    -------------   --------------
Total Investments.................................................        203,307,014       15,070,612      112,236,968
Cash..............................................................                769              786              835
Interest receivable...............................................              2,373              283              654
Dividends receivable..............................................            143,335            6,372           41,053
Receivable from investment advisor................................              9,057            7,910            7,294
Receivable for investment securities sold.........................             88,347            3,908           80,458
Receivable for Fund shares sold...................................             10,000                -          454,633
Variation Margin..................................................             43,475           18,750           67,568
Unamortized organization costs....................................              9,466            1,803                -
Prepaid expenses and other assets.................................              2,051              747            1,378
                                                                        -------------    -------------   --------------
    Total Assets..................................................        203,615,887       15,111,171      112,890,841
                                                                        -------------    -------------   --------------

LIABILITIES:
Payable for Fund shares redeemed..................................            606,672                -           84,316
Payable for investment securities purchased.......................            215,622           15,595          144,571
Payable upon return of securities loaned..........................                  -        2,727,584       19,681,955
Administration fee payable........................................              2,828              173            1,243
Shareholder servicing fees payable................................              4,702              869           23,938
Transfer agent fee payable........................................             17,375            2,521           15,354
Custodian fees payable............................................             40,831           17,476           42,496
Accrued expenses and other payables...............................             21,914            4,277            7,869
                                                                        -------------    -------------   --------------
    Total Liabilities.............................................            909,944        2,768,495       20,001,742
                                                                        -------------    -------------   --------------
NET ASSETS........................................................      $ 202,705,943   $   12,342,676  $    92,889,099
                                                                        =============   ==============  ===============
Investments, at cost..............................................      $ 215,630,136   $   14,928,905  $   104,996,187
                                                                        =============   ==============  ===============




                       See Notes to Financial Statements

             Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2001 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

                                                                        -----------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        -----------------------------------------------
NET ASSETS consist of:
Undistributed net investment income...............................      $      25,116   $        1,556  $        10,379
Accumulated net realized gain/(loss) on
    investments sold and futures contracts .......................         (1,357,981)        (406,512)          85,454
Net unrealized appreciation/(depreciation) of
    investments and future contracts..............................        (12,686,338)         136,118        7,336,653
Par value.........................................................             20,636            1,328            8,004
Paid-in capital in excess of par value............................        216,704,510       12,610,186       85,448,609
                                                                        -------------    -------------   --------------
Total Net Assets..................................................      $ 202,705,943   $   12,342,676  $    92,889,099
                                                                        =============   ==============  ===============

NET ASSETS:
Class K Shares....................................................      $  22,466,180   $    4,224,955  $    83,640,973
                                                                        =============   ==============  ===============
Class Y Shares....................................................      $ 180,239,763   $    8,117,721  $     9,248,126
                                                                        =============   ==============  ===============

SHARES OUTSTANDING:
Class K Shares....................................................          3,024,047          496,219        7,205,534
                                                                        =============    =============   ==============
Class Y Shares....................................................         17,612,418          831,449          798,192
                                                                        =============    =============   ==============

CLASS K SHARES:
Net asset value, offering price and redemption
    price per share...............................................      $        7.43   $         8.51  $         11.61
                                                                        =============   ==============  ===============

CLASS Y SHARES:
Net asset value, offering price and redemption
    price per share...............................................      $       10.23   $         9.76  $         11.59
                                                                        =============   ==============  ===============




                       See Notes to Financial Statements

            Munder Institutional Funds
                Statements of Operations, Period Ended June 30, 2001 (Unaudited)

            --------------------------------------------------------------------


                                                                        -----------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        -----------------------------------------------
INVESTMENT INCOME:
Interest..........................................................      $     122,017   $       34,614  $        23,627
Dividends (a).....................................................            918,944           52,872          304,605
Securities lending................................................                  -            4,237           45,243
Other.............................................................                  -              323            3,305
                                                                        -------------    -------------   --------------
    Total investment income.......................................          1,040,961           92,046          376,780
                                                                        -------------    -------------   --------------

EXPENSES:
Custodian fees....................................................             99,628           42,095          111,899
Investment advisory fee...........................................             54,636            8,766           61,490
Transfer agent fee................................................             32,619            2,609           17,387
Shareholder servicing fees:
    Class K Shares................................................             25,614            4,701           90,998
Administration fee................................................             13,473            1,040            7,679
Legal and audit fees..............................................              9,364              742            5,100
Registration and filing fees......................................             10,259              889            6,369
Amortization of organization costs................................              3,410              520                -
Directors' fees and expenses......................................              2,118              225            1,569
Other.............................................................             10,107            2,609            5,863
                                                                        -------------    -------------   --------------
    Total Expenses................................................            261,228           64,196          308,354
Fees waived and/or expenses reimbursed by
       investment advisor ........................................           (163,810)         (48,980)        (145,372)
                                                                        -------------    -------------   --------------
    Net Expenses..................................................             97,418           15,216          162,982
                                                                        -------------    -------------   --------------
NET INVESTMENT INCOME.............................................            943,543           76,830          213,798
                                                                        -------------    -------------   --------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions.........................................         (1,027,371)        (214,412)      (1,069,363)
    Future contracts..............................................            196,722          (34,313)         (34,376)
Net change in unrealized appreciation/(depreciation) of:
    Securities....................................................         (2,997,212)         277,290        6,031,400
    Futures contracts.............................................           (314,994)           9,831           95,872
                                                                        -------------    -------------   --------------
Net realized and unrealized gain/(loss) on investments............         (4,142,855)          38,396        5,023,533
                                                                        -------------    -------------   --------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.........................................      $  (3,199,312)  $      115,226  $     5,237,331
                                                                        =============   ==============  ===============





--------------------------------
(a) Net of foreign withholding tax of $6,318 and $163 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.




                       See Notes to Financial Statements

             Munder Institutional Funds
                  Statements of Changes in Net Assets, June 30, 2001 (Unaudited)

             -------------------------------------------------------------------

                                                                                ---------------------------------------------------
                                                                                MUNDER             MUNDER          MUNDER
                                                                                INSTITUTIONAL      INSTITUTIONAL   INSTITUTIONAL
                                                                                S&P 500            S&P MIDCAP      S&P SMALLCAP
                                                                                INDEX EQUITY       INDEX EQUITY    INDEX EQUITY
                                                                                FUND               FUND            FUND
                                                                                ---------------------------------------------------
Net investment income .....................................................     $     943,543      $      76,830      $     213,943
Net realized loss on investments sold .....................................          (830,649)          (248,725)        (1,103,739)
Net change in unrealized appreciation/(depreciation) of investments .......        (3,312,206)           287,121          6,127,272
                                                                                -------------      -------------      -------------
Net increase/(decrease) in net assets resulting from operations ...........        (3,199,312)           115,226          5,237,331

Dividends to shareholders from net investment income:
       Class K Shares .....................................................          (137,335)           (24,179)          (175,775)
       Class Y Shares .....................................................          (781,092)           (51,095)           (31,292)
Net increase/(decrease) in net assets from Fund share transactions:
       Class K Shares .....................................................         7,720,571          1,185,877         10,950,835
       Class Y Shares .....................................................        92,226,505            (38,801)          (535,976)
                                                                                -------------      -------------      -------------
Net increase in net assets ................................................        95,829,337          1,187,028         15,445,123

NET ASSETS:
Beginning of period .......................................................       106,876,606         11,155,648         77,443,976
                                                                                -------------      -------------      -------------

End of period .............................................................     $ 202,705,943      $  12,342,676      $  92,889,099
                                                                                =============      =============      =============

Undistributed net investment income .......................................     $      25,116      $       1,556      $      10,379
                                                                                =============      =============      =============










                       See Notes to Financial Statements

    Munder Institutional Funds
               Statements of Changes in Net Assets, Year Ended December 31, 2000

    ----------------------------------------------------------------------------

                                                                       --------------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                       --------------------------------------------------------
Net investment income.............................................      $   1,436,433   $      171,928  $       257,943
Net realized gain on investments sold.............................         20,913,332        2,396,448        9,248,360
Net change in unrealized depreciation of investments..............        (36,137,580)        (569,863)      (2,591,070)
                                                                        -------------    -------------   --------------
Net increase/(decrease) in net assets resulting from operations...        (13,787,815)       1,998,513        6,915,233

Dividends to shareholders from net investment income:
       Class K Shares.............................................           (140,146)         (41,673)        (193,057)
       Class Y Shares.............................................         (1,035,229)        (122,625)         (39,063)
Distributions to shareholders from net realized gains:
       Class K Shares.............................................         (2,999,116)        (651,333)      (6,061,579)
       Class Y Shares.............................................        (13,640,892)      (1,466,065)        (782,260)
Net increase/(decrease) in net assets from Fund share transactions:
       Class K Shares.............................................         17,089,207        2,014,497       38,684,325
       Class Y Shares.............................................         (1,582,384)      (1,071,490)     (14,734,298)
                                                                        -------------    -------------   --------------
Net increase/(decrease) in net assets.............................        (16,096,375)         659,824       23,789,301

NET ASSETS:
Beginning of period...............................................        122,972,981       10,495,824       53,654,675
                                                                        -------------    -------------   --------------

End of period.....................................................      $ 106,876,606   $   11,155,648  $    77,443,976
                                                                        =============   ==============  ===============

Undistributed net investment income ..............................      $           -   $            -  $         3,648
                                                                        =============   ==============  ===============




                       See Notes to Financial Statements

       Munder Institutional S&P 500 Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

       -------------------------------------------------------------------------


                                                                                       K SHARES
                                                                        ---------------------------------------------
                                                                        PERIOD
                                                                        ENDED           YEAR            PERIOD
                                                                        6/30/01         ENDED           ENDED
                                                                        (UNAUDITED)     12/31/00        12/31/99(d)
                                                                        ---------------------------------------------
Net asset value, beginning of period...............................     $    8.03       $   10.54       $  10.00
                                                                        ---------       ---------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................          0.04            0.09           0.02
Net realized and unrealized gain/(loss) on investments.............         (0.59)          (1.08)          0.81
                                                                        ----------      ---------       --------
Total from investment operations...................................         (0.55)          (0.99)          0.83
                                                                        ----------      ---------       --------
LESS DISTRIBUTIONS:
Distributions from net investment income...........................         (0.05)          (0.10)         (0.05)
Distributions from net realized gains..............................             -           (1.42)         (0.23)
Distributions from capital.........................................             -               -          (0.01)
                                                                        ----------      ---------       --------
Total distributions................................................         (0.05)          (1.52)         (0.29)
                                                                        ----------      ---------       --------
Net asset value, end of period.....................................     $    7.43       $    8.03       $  10.54
                                                                        =========       =========       ========
TOTAL RETURN (B)...................................................         (6.87)%         (9.43)%         8.36%
                                                                        ==========      ==========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................     $  22,466       $  16,482       $  4,212
Ratio of operating expenses to average net assets..................          0.34%(c)        0.34%          0.34%(c)
Ratio of net investment income to average net assets...............          0.99%(c)        0.90%          1.01%(c)
Portfolio turnover.................................................             1%             65%            10%
Ratio of operating expenses to average net assets
    without expenses reimbursed....................................          0.55%(c)        0.52%          1.35%(c)


----------------------------

(a) The Munder Institutional S&P 500 Index Equity Fund Class K Shares commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements

       Munder Institutional S&P MidCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

       -------------------------------------------------------------------------


                                                                                          K SHARES
                                                                        ---------------------------------------------
                                                                        PERIOD
                                                                        ENDED           YEAR            PERIOD
                                                                        6/30/01         ENDED           ENDED
                                                                        (UNAUDITED)     12/31/00        12/31/99(d)
                                                                        ---------------------------------------------
Net asset value, beginning of period...............................     $    8.50       $    9.00       $  10.00
                                                                        ---------       ---------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................          0.05            0.11           0.02
Net realized and unrealized gain on investments....................          0.01            1.36           0.82
                                                                        ---------       ---------       --------
Total from investment operations...................................          0.06            1.47           0.84
                                                                        ---------       ---------       --------
LESS DISTRIBUTIONS:
Distributions from net investment income...........................         (0.05)          (0.12)         (0.06)
Distributions in excess of net investment income...................             -              -           (0.02)
Distributions from net realized gains..............................             -           (1.85)         (1.76)
                                                                        ---------       ---------       --------
Total distributions................................................         (0.05)          (1.97)         (1.84)
                                                                        ----------      ---------       --------
Net asset value, end of period.....................................     $    8.51       $    8.50       $   9.00
                                                                        =========       =========       ========
TOTAL RETURN (B)...................................................          0.75%          17.35%          9.77%
                                                                        =========       =========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................     $   4,225       $   3,015       $  1,232
Ratio of operating expenses to average net assets..................          0.43%(c)        0.43%          0.43%(c)
Ratio of net investment income to average net assets...............          1.15%(c)        1.11%          1.21%(c)
Portfolio turnover.................................................            14%             86%            36%
Ratio of operating expenses to average net assets
    without expenses reimbursed....................................          1.27%(c)        1.08%          1.29%(c)

----------------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements

        Munder Institutional S&P SmallCap Index Equity Fund (a)
             Financial Highlights, For a Share Outstanding Throughout The Period

        ------------------------------------------------------------------------

                                                                                        K SHARES
                                                                        -----------------------------------------------
                                                                        PERIOD
                                                                        ENDED           YEAR            PERIOD
                                                                        6/30/01         ENDED           ENDED
                                                                        (UNAUDITED)     12/31/00        12/31/99(d)
                                                                        -----------------------------------------------
Net asset value, beginning of period...............................     $   10.96       $   10.90       $  10.00
                                                                        ---------       ---------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................          0.03            0.04           0.02
Net realized and unrealized gain on investments....................          0.65            1.05           1.00
                                                                        ---------       ---------       --------
Total from investment operations...................................          0.68            1.09           1.02
                                                                        ---------       ---------       --------
LESS DISTRIBUTIONS:
Distributions from net investment income...........................         (0.03)          (0.04)         (0.01)
Distributions from net realized gains..............................             -           (0.99)             -
Distributions from capital.........................................             -               -          (0.11)
                                                                        ---------       ---------       --------
Total distributions................................................         (0.03)          (1.03)         (0.12)
                                                                        ----------      ---------       --------
Net asset value, end of period.....................................     $   11.61       $   10.96       $  10.90
                                                                        =========       =========       ========
TOTAL RETURN (B)...................................................          6.18%          10.55%         10.31%
                                                                        =========       =========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................     $  83,641       $  68,263       $ 30,820
Ratio of operating expenses to average net assets..................          0.43%(c)        0.43%          0.43%(c)
Ratio of net investment income to average net assets...............          0.49%(c)        0.37%          0.89%(c)
Portfolio turnover.................................................             9%            101%             3%
Ratio of operating expenses to average net assets
    without expenses reimbursed....................................          0.78%(c)        0.82%          0.76%(c)


----------------------------

(a) The Munder Institutional S&P SmallCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.




                       See Notes to Financial Statements

              The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2001 (Unaudited)

              ------------------------------------------------------------------




1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. At June 30, 2001 the Class K Shares of the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund had not yet commenced operations. The Financial Highlights of Class Y Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

     Futures Contracts: Each of the Funds may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a Fund seeks to assert its rights. World Asset Management (the

                The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2001 (Unaudited)
                                    (Continued)

                ----------------------------------------------------------------

"Advisor"), a wholly owned subsidiary of Munder Capital Management, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned at the close of business on the preceding business day. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund. Operating expenses of each Fund are prorated between the share classes based on the relative average net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 2000, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income Recognition: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Funds currently do not amortize premiums on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Funds have not completed their analysis, if any, of the impact of this accounting change.

                The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2001 (Unaudited)
                                    (Continued)

                ----------------------------------------------------------------


2.   INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive fees from the Funds computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                                                               FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                               ----------------
     Munder Institutional S&P 500 Index Equity Fund....................................              0.07%
     Munder Institutional S&P MidCap Index Equity Fund.................................              0.15%
     Munder Institutional S&P SmallCap Index Equity Fund...............................              0.15%

     The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 2001, as follows:

                                                                              FEES WAIVED         EXPENSES REIMBURSED
                                                                              -----------         -------------------
     Munder Institutional S&P 500 Index Equity Fund..................            $ 54,636                   $ 109,174
     Munder Institutional S&P MidCap Index Equity Fund...............               8,766                      40,214
     Munder Institutional S&P SmallCap Index Equity Fund.............              61,519                      83,853

     Comerica Inc. ("Comerica"), through its wholly owned subsidiary Comerica Bank, owns approximately 94% of Munder Capital Management. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $12,502 for its shareholder services to the Funds for the period ended June 30, 2001.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($55,000 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive an annual retainer of $4,000 per committee ($6,000 for the Committee Chairman) plus a fee of $1,500 for each meeting of the committee attended or $750 for each telephone meeting, if any. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.   DISTRIBUTION AND SERVICE PLAN

     The Funds have adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class K Shares of each Fund. Under the Plan, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended June 30, 2001, the contractual rate under the Plan was 0.25% based on the average daily net assets of the respective Funds.

     Comerica Securities, a wholly owned subsidiary of Comerica, may receive trail commissions for providing shareholder services. For the period ended June 30, 2001, the Distributor did not pay any fees to Comerica Securities.

     Comerica is among the Service Organizations who receive shareholder service fees from the Funds under the Plan. For the period ended June 30, 2001, the Distributor paid $12,123 to Comerica for shareholder services provided to the funds.

                The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2001 (Unaudited)
                                    (Continued)

                ----------------------------------------------------------------

4.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2001, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional S&P 500 Index Equity Fund..................               $ 94,039,535          $ 1,745,045
     Munder Institutional S&P MidCap Index Equity Fund...............                  1,474,891            1,256,906
     Munder Institutional S&P SmallCap Index Equity Fund...............               14,589,591            7,346,308

     For the period ended June 30, 2001, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, were as follows:

                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional S&P 500 Index Equity Fund..................                  $ 486,020             $350,000
     Munder Institutional S&P MidCap Index Equity Fund...............                    194,661              200,000


     At June 30, 2001, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                                                       TAX BASIS            TAX BASIS
                                                                                      UNREALIZED           UNREALIZED
                                                                                    APPRECIATION         DEPRECIATION
                                                                                    ------------         ------------
     Munder Institutional S&P 500 Index Equity Fund..................               $ 12,152,962         $ 24,476,133
     Munder Institutional S&P MidCap Index Equity Fund...............                  1,716,743            1,575,059
     Munder Institutional S&P SmallCap Index Equity Fund.............                 17,117,740            9,876,953

5.   ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6.   COMMON STOCK

     At June 30, 2001, twenty-five million shares of $0.001 par value common stock were authorized for each share class of the Funds. Changes in common stock were as follows:

                                                                 CLASS K SHARES                           CLASS K SHARES
                                                                  PERIOD ENDED                              YEAR ENDED
                                                                     6/30/01                                 12/31/00
                                                           -------------------------------         --------------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:
                                                                 SHARES              AMOUNT              SHARES              AMOUNT
                                                                 ------              ------              ------              ------
Sold ...............................................          1,218,839        $  9,608,804           2,314,089        $ 23,084,551
Issued as reinvestment of dividends ................                  -                   -               1,403              11,030
Redeemed ...........................................           (248,603)         (1,888,233)           (661,148)         (6,006,374)
                                                           ------------        ------------        ------------        ------------
Net increase .......................................            970,236        $  7,720,571           1,654,344        $ 17,089,207
                                                           ============        ============        ============        ============

                The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2001 (Unaudited)
                                    (Continued)

                ----------------------------------------------------------------

                                                                       CLASS Y SHARES                   CLASS Y SHARES
                                                                        PERIOD ENDED                      YEAR ENDED
                                                                           6/30/01                         12/31/00
                                                               -------------------------------   ------------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX
EQUITY FUND:                                                          SHARES           AMOUNT           SHARES           AMOUNT
                                                                      ------           ------           ------           ------
Sold .......................................................      10,264,337    $ 101,250,757        6,503,748    $  88,529,484
Issued as reinvestment of dividends ........................               -                -              412            6,137
Redeemed ...................................................        (846,687)      (9,024,252)      (6,495,709)     (90,118,005)
                                                               -------------    -------------    -------------    -------------
Net increase/(decrease) ....................................       9,417,650    $  92,226,505            8,451    $  (1,582,384)
                                                               =============    =============    =============    =============

                                                        CLASS K SHARES                        CLASS K SHARES
                                                         PERIOD ENDED                           YEAR ENDED
                                                            6/30/01                              12/31/00
                                                -------------------------------     ----------------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX
EQUITY FUND:                                          SHARES           AMOUNT              SHARES              AMOUNT
                                                      ------           ------              ------              ------
Sold ......................................          206,559      $ 1,730,835             417,084         $ 3,973,913
Issued as reinvestment of dividends .......                -                -                   -                   -
Redeemed ..................................          (64,835)        (544,958)           (199,512)         (1,959,416)
                                                 -----------      -----------         -----------         -----------
Net increase ..............................          141,724      $ 1,185,877             217,572         $ 2,014,497
                                                 ===========      ===========         ===========         ===========

                                                                   CLASS Y SHARES                CLASS Y SHARES
                                                                    PERIOD ENDED                   YEAR ENDED
                                                                      6/30/01                       12/31/00
                                                            --------------------------    --------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX
EQUITY FUND:                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                                 ------         ------         ------         ------
Sold ....................................................        32,651    $   320,215        216,898    $ 2,151,950
Issued as reinvestment of dividends .....................             -              -              -              -
Redeemed ................................................       (36,780)      (359,016)      (281,490)    (3,223,440)
                                                            -----------    -----------    -----------    -----------
Net decrease ............................................        (4,129)   $   (38,801)       (64,592)   $(1,071,490)
                                                            ===========    ===========    ===========    ===========

                                                        CLASS K SHARES                        CLASS K SHARES
                                                         PERIOD ENDED                           YEAR ENDED
                                                            6/30/01                              12/31/00
                                                -------------------------------      --------------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:                                           SHARES           AMOUNT              SHARES            AMOUNT
                                                       ------           ------              ------            ------
Sold .........................................      1,448,767     $ 16,070,547           4,021,640      $ 45,788,598
Issued as reinvestment of dividends ..........             21              215               1,706            11,146
Redeemed .....................................       (469,091)      (5,119,927)           (623,945)       (7,115,419)
                                                 ------------     ------------        ------------      ------------
Net increase .................................        979,697     $ 10,950,835           3,398,771      $ 38,684,325
                                                 ============     ============        ============      ============



                                                         CLASS Y SHARES                        CLASS Y SHARES
                                                          PERIOD ENDED                           YEAR ENDED
                                                             6/30/01                               12/31/00
                                                   -----------------------------        -----------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:                                             SHARES           AMOUNT              SHARES           AMOUNT
                                                         ------           ------              ------           ------
Sold ..........................................         193,349     $  2,139,913             877,095     $  9,883,438
Issued as reinvestment of dividends ...........               -                -                   -                -
Redeemed ......................................        (234,176)      (2,675,889)         (2,131,223)     (24,617,736)
                                                   ------------     ------------        ------------     ------------
Net decrease ..................................         (40,827)    $   (535,976)         (1,254,128)    $(14,734,298)
                                                   ============     ============        ============     ============

                The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2001 (Unaudited)
                                    (Continued)

                ----------------------------------------------------------------

7.   REVOLVING LINE OF CREDIT

     Effective December 20, 2000, the Funds established a revolving line of credit with State Street Bank and Trust Company in which each of the Funds, and other funds managed by the Advisor, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.09% per annum on the daily amount of the unused commitment. During the period ended June 30, 2001, the Funds did not utilize the revolving line of credit and total commitment fees were $573.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]


                                                           THE MUNDER FUNDS

BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            Thomas B. Bender
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan
            Arthur T. Porter
OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Melanie Mayo West, Assistant Secretary
            Cherie N. Ugorowski, Treasurer
            David W. Rumph, Assistant Treasurer
            Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR
            World Asset Management
            225 East Brown Street, Suite 300
            Birmingham, MI 48009
TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581
ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110
DISTRIBUTOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109
LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006
INDEPENDENT AUDITORS
            Ernst & Young LLP
            200 Clarendon Street
            Boston, MA 02116

SANNINSTIK0601

INVESTMENT ADVISOR: World Asset Management

DISTRIBUTED BY: Funds Distributor, Inc.                             [UNION LOGO]

                                                              Semi-Annual Report
                                                                  CLASS Y SHARES

                                                                   June 30, 2001

                                                  THE MUNDER INSTITUTIONAL FUNDS

                                              Institutional S&P 500 Index Equity
                                           Institutional S&P MidCap Index Equity
                                         Institutional S&P SmallCap Index Equity
                                               Institutional Short Term Treasury
                                                      Institutional Money Market


                                                                    "The Munder Institutional Funds were
                                                                    created with the special requirements
                                                                    of the large institutional investor in
                                                                    mind."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

       On the following pages, you will find the most recent financial information for The Munder Institutional Funds. The information extends through June 30, 2001.

       The Munder Institutional Funds were created with the special requirements of the large institutional investor in mind. We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives.

       Our current offering of Class Y institutional funds includes three equity funds and two fixed income funds. The three equity funds are indexed to the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index. Together, they provide representation in three major size segments of the stock market. The fixed income offerings include a money market fund and a defensive short-term fund which is meant to provide higher yield than a money market fund but with low price volatility.

       If you have any questions about these Funds, please contact your financial advisor. You can also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, President
       The Munder Funds

           Table of
                   Contents

           ---------------------------------------------------------------------

                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                                IV          Munder Institutional S&P 500 Index Equity Fund
                                IV          Munder Institutional S&P MidCap Index Equity Fund
                                V           Munder Institutional S&P SmallCap Index Equity Fund
                                VI          Munder Institutional Short Term Treasury Fund

                 PORTFOLIO OF INVESTMENTS --
                                1           Munder Institutional S&P 500 Index Equity Fund
                                10          Munder Institutional S&P MidCap Index Equity Fund
                                17          Munder Institutional S&P SmallCap Index Equity Fund
                                27          Munder Institutional Short Term Treasury Fund
                                28          Munder Institutional Money Market Fund
                                31          FINANCIAL STATEMENTS
                                36          FINANCIAL HIGHLIGHTS
                                41          NOTES TO FINANCIAL STATEMENTS

           ---------------------------------------------------------------------
           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE
           NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
           OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           Management's Discussion of
                   Fund Performance

           ---------------------------------------------------------------------

THE INVESTMENT ENVIRONMENT
     The year ending June 30, 2001, was marked by a sharp deceleration in economic growth. One year ago, in June 2000, the National Association of Purchasing Management's (NAPM) Index, which provides a snapshot of the strength in industrial activity, stood at 52.1. The dividing line between an expansion and contraction in manufacturing activity is 50. By August 2000, the Index had fallen below 50, indicating a contraction in the manufacturing sector. After reaching a low of 41.2 in January, the Index has rebounded slightly, reaching
44.7 by June 2001. As the 12-month time period ended, therefore, manufacturing activity was continuing to contract.

     In contrast to the manufacturing sector, Gross Domestic Product (GDP), a measure of total economic activity, has remained positive although it has decelerated sharply. Real GDP (adjusted for inflation) rose by 1.32% between June 2000 and June 2001. This was a marked deceleration in growth from the 5.22% GDP increase posted for June 1999 through June 2000. Consumption, which accounts for approximately two-thirds of economic activity, has held up reasonably well. Construction activity has also been a source of strength. Business spending on equipment and software, however, moved from a 13.19% increase for the year ending June 30, 2000 to a 4.00% decline for the year ending June 30, 2001. As the economy slowed, inventory accumulation slowed as well, turning negative in the first two quarters of 2001. Net exports have also taken their toll on growth. While imports have fallen by 6.7% over the past year as the pace of domestic economic activity declined, exports have fallen even faster in response to the slowing of the global economy.

     The news on inflation over the past year has been more positive than the news on economic growth. As of June 2001, the Consumer Price Index (CPI) was 3.31% higher than June 2000. This is lower than the 3.67% CPI increase from June 1999 through June 2000.

     Whether the economy is or will be in a technical recession (two consecutive quarters of negative GDP growth), we will know with certainty only in hindsight. What is clear is that slowing economic growth has had a significant impact on the financial markets.

THE STOCK MARKET
     The decline in economic growth, with its negative impact on actual and anticipated corporate earnings, took a heavy toll on the stock market during the year ending June 30, 2001. While there is debate about whether the economy is in recession, there is no doubt that there is a profits recession. S&P 500 earnings for the second quarter of 2001 are expected to fall by 21.10%, compared to year-ago levels. By contrast, earnings for the second quarter of 2000 increased 12.64% versus year-earlier levels.

     For the year ending June 30, the S&P 500 Index generated a return of -14.83%. Even with this double-digit negative performance, six of the 10 sectors of the S&P 500 Index turned in a positive return. In fact, the financials and utilities sectors both earned returns of greater than 20%, while the materials sector earned a return of over 18%. The weakness in the S&P 500 Index came primarily from one sector: technology. With a 23.8% weight in the Index and a return of -52.73% for the year, the technology sector alone subtracted over 16 percentage points from the Index's return for the 12-month time period. Although telecommunications services also had a very

           ---------------------------------------------------------------------

weak return (-30.24%), its relatively small weight in the Index limited its impact on the performance of the S&P 500 Index.

     Across the capitalization ranges of the stock market, smaller company stocks had better relative performance than the larger-cap S&P 500 for the year. The S&P MidCap 400 Index generated a return of 8.87% while the S&P SmallCap 600 Index had an even stronger return of 11.12%.

     International stocks trailed the U.S. stock market. The MSCI EAFE Index, a widely followed benchmark for international stocks, posted a -23.63% return for the year ending June 30.

THE BOND MARKET
     The bond market generated a return of 11.23% for the year ending June 30, a sharp contrast to the -14.83% return for the S&P 500 Index. While the slowing of the economy had a negative impact on the stock market, it had the opposite effect on the bond market. As the economy weakened, investors began to anticipate that the Federal Reserve would begin to cut interest rates, providing a boost to bond prices. The weakening economy also helped to reduce concerns about inflationary pressures, providing another boost to bond market returns.

     As of June 30, 2000, the yield on the 30-day Treasury bill was 5.71% while the yield on the 10-year Treasury bond was 6.03%. By June 30, 2001, the short-term yield had fallen to 3.57%, a decline of over two percentage points. The yield on the 10-year Treasury bond, which is less directly impacted by Federal Reserve rate cuts, had fallen to 5.42%, a much smaller decline of 0.61 percentage point. Given the steeper decline in short-term rates, the gap between short-term and long-term yields widened substantially, from 0.32 percentage point on June 30, 2000 to 1.70 percentage points by June 30, 200.

     The Lehman Brothers Bond Indices show that, while lower quality bonds were the star performers during some periods over the last 12 months, investment grade bonds turned in the best performance for the year as a whole. All quality ratings of BBB and higher earned double-digit positive returns. Below-investment grade bonds, including high yield or junk bonds, posted negative returns for the year ending June 30.

     Corporate bonds were the best performing bond market sector for the year. However, the slowing economy and the negative returns of the technology-heavy NASDAQ market negatively impacted the performance of specific bonds, particularly in the technology sector. U.S. Agency bonds and mortgage-backed securities showed strong relative returns. While Treasury bonds were the weakest sector of the bond market, the Lehman Brothers U.S. Treasury Index still showed a strong absolute return of 9.83% for the year.

     Please Note: The following paragraphs detail the performance of The Munder Institutional Funds for the year ending June 30, 2001. Each Fund offers its shares to investors in more than one class. These classes have different sales charges and expenses, which affect performance. Performance data in the following narrative discussion represent the performance of Class Y shares, net of Fund expenses.

           ---------------------------------------------------------------------

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of -6.71% for the six-months ending June 30, 2001, relative to the -6.70% return for the S&P 500 Index.

     The Fund closely tracked the return of the S&P 500 Index for the period. The primary reason for the difference between the Fund's return and that of the S&P 500 Index is that the Fund's return is reported after the deduction of expenses. Since the S&P 500 Index is not an actual fund, there are no expenses charged against its return.

     Although the S&P 500 Index generated a -14.83% return for the year ending June 30, 2001, six of the ten S&P 500 sectors showed positive returns for the year. The financials sector was the top-performing sector for the year, with a return of 21.56%. Given its 16% weight in the Index, financials contributed over two percentage points to the Index's return for the year. Other sectors that generated a positive double-digit return included utilities (+21.29%) and materials (+18.41%).

     These positive contributions were more than outweighed by the negative contribution of the technology sector. With its return of -52.73% for the year and its weight of 24% in the Index, technology subtracted 16.30% from the S&P 500's return. This is a sharp contrast to the previous year (ending June 30, 2000) in which technology generated a 50.37% return. Telecommunications had a -30.24% return for the past year. However, with a weight of only 6% in the Index, it subtracted only 1.96% from the S&P 500's return.

     The sector returns of the S&P 500 Index were closely mirrored in the sector returns of the Fund. Since the goal of the Fund is to track the total return of the S&P 500 Index, the weight of each of the 500 stocks in the Fund is monitored closely relatively to its weight in the S&P 500 Index. Therefore, both sector and issue weights of the Fund remain close to the weights of the S&P 500 Index. Cash flows are promptly invested in order to minimize their impact on the Fund's return.

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of 0.87% for the six-months ending June 30, 2001, relative to the 0.97% return for the S&P MidCap 400 Index.

     The Fund closely tracked the S&P MidCap 400 Index for the period. The primary reason for the difference between the Fund's return and that of the S&P MidCap 400 Index is that the Fund's return is reported after the deduction of expenses. Since the Index is not an actual fund, there are no expenses charged against its return.

     While the 8.87% return of the S&P MidCap 400 Index lagged the 11.12% return of the S&P SmallCap 600 Index for the year ending June 30, 2001, it was significantly ahead of the -14.83% return for the S&P 500 Index. Of the 10 sectors in the S&P MidCap 400 Index, only the technology and energy sectors posted a negative return. However, the -25.82% return for the

           ---------------------------------------------------------------------

technology sector of the S&P MidCap 400 Index was significantly better than the -52.73% return for the technology sector of the S&P 500 Index.

     The consumer staples sector was the top-performing sector of the S&P MidCap 400 Index for the year, with a return of 36.30%. Not far behind was the financials sector with a return of 35.47%. Other sector posting double-digit returns included utilities (+21.79%), materials (+19.54%), healthcare (+19.50%), consumer discretionary (+17.94%) and industrials (+17.25%).

     As a result of the tight alignment between individual issues in the Fund and those represented in the Index, the sector returns of the Index were closely mirrored in the sector returns of the Fund. To achieve the goal of tracking the total return of the S&P MidCap 400 Index, the weight of each of the 400 stocks in the Fund is monitored closely relatively to its weight in the Index. This helps to keep both sector and issue weights of the Fund in line with the weights of the S&P MidCap 400 Index. Index. Cash flows are promptly invested in order to minimize their impact on the Fund's return.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND BRIAN KOZELISKI
     The Fund earned a return of 6.32% for the six-months ending June 30, 2001, relative to the 6.23% return for the S&P SmallCap 600 Index.

     The Fund closely tracked the S&P SmallCap 600 Index for the period. The primary reason for the difference between the Fund's return and that of the Index is that the Fund's return is reported after the deduction of expenses. Since the Index is not an actual fund, there are no expenses charged against its return.

     Of the 10 sectors in the S&P SmallCap 600 Index, eight earned a positive return for the year ending June 30, 2001. The best performance came from the financials sector, which posted a 53.70% return for the year. Other strong sectors included consumer staples (+43.56%), utilities (+33.49%) and healthcare (+23.44%). Even the -29.05% return of the technology sector and the -42.79% return of the telecommunications services sector could not offset the positive results from the other sectors of the Index. Technology has an 18.94% weight in the Index and subtracted over eight percentage points from the Index's return. The negative impact of the telecommunications sector was limited, however, by the fact that it has only a 0.27% weight in the S&P SmallCap 600 universe of stocks.

     The weight of each of the 600 stocks held in the Fund is monitored carefully relative to its weight in the Index. This helps to keep the sector and issue weights of the Fund and the Index in tight alignment. As a result, both the total return and sector returns of the Fund closely mirrored the returns of the Index. The prompt investment of cash flows also contributes to the close tracking of the Fund return with the return of the S&P SmallCap 600 Index.

           ---------------------------------------------------------------------

MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND

FUND MANAGERS: SHARON FAYOLLE AND GREGORY OVIATT
     The Fund earned a return of 3.61% for the six-months ending June 30, 2001, compared to the 3.66% return for the Merrill Lynch 0-3 Year Treasury Index.

     During the third quarter of 2000, the 0-3 year sector of the Treasury yield curve inverted sharply. Yields on securities with maturities of six months or less rose dramatically while yields on securities with two-year to three-year maturities fell sharply. Given the maturity structure of the portfolio, this relative movement in yields was a positive for performance. Interest rates fell sharply during the following quarter, as signs of economic weakness became increasingly apparent. Again, the sharpest decline occurred for those securities with one-year to three-year maturities.

     During the first quarter of 2001, the Federal Reserve began to cut interest rates in response to growing signs of economic weakness. The U.S. Treasury market benefited from the reduction in interest rates by the Federal Reserve and from investors fleeing the stock market because of the increasing number of profit warnings issued by corporations. Because of the Fund's defensive nature, it tends to generate the best relative performance during periods of rising interest rates. As a result, its relative performance lagged slightly as short-term rates declined throughout the quarter.

     During the second quarter of 2001,U.S. Treasury bill rates for three-month to twelve-month maturities fell while yields on securities with two-year and three-year maturities rose. The maturity structure of the Fund helped to boost relative performance during the quarter.

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------

SHARES                                              VALUE

---------------------------------------------------------
COMMON STOCKS -- 94.6%
     ADVERTISING -- 0.3%
    6,500 Interpublic Group of
             Companies, Inc.                $     190,775
    3,000 Omnicom, Inc.                           258,000
    1,900 TMP Worldwide, Inc. +                   114,000
                                            -------------
                                                  562,775
                                            -------------

     AEROSPACE -- 1.4%
   15,200 Boeing Company                          845,120
    3,400 General Dynamics Corporation            264,554
   13,962 Honeywell International, Inc.           488,530
    7,400 Lockheed Martin Corporation             274,170
    1,500 Northrop Grumman Corporation            120,150
    6,000 Raytheon Company +                      159,300
    8,323 United Technologies Corporation         609,743
                                            -------------
                                                2,761,567
                                            -------------

     AIRLINES -- 0.2%
    2,600 AMR Corporation                          93,938
    2,100 Delta Air Lines, Inc.                    92,568
   13,280 Southwest Airlines Company              245,547
    1,100 US Airways Group, Inc. +                 26,730
                                            -------------
                                                  458,783
                                            -------------

     APPAREL -- 0.2%
      900 Liz Claiborne, Inc.                      45,405
    4,600 NIKE, Inc., Class B                     193,154
    1,000 Reebok International Ltd. +              31,950
    1,900 V.F. Corporation                         69,122
                                            -------------
                                                  339,631
                                            -------------

     AUTOMOBILES -- 0.8%
   31,933 Ford Motor Company                      783,955
    9,700 General Motors Corporation              624,195
    5,200 Harley-Davidson, Inc.                   244,816
    1,000 Navistar International
             Corporation +                         28,130
                                            -------------
                                                1,681,096
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT -- 0.4%
    1,900 AutoZone, Inc. +                         71,250
      700 Cummins Engine, Inc.                     27,090
    2,557 Dana Corporation                         59,680
    2,500 Danaher Corporation                     140,000
    9,775 Delphi Automotive Systems
             Corporation                          155,716
    3,000 Genuine Parts Company                    94,500
    1,500 Johnson Controls, Inc.                  108,705
    1,000 Snap-On, Inc.                            24,160
    2,100 TRW, Inc.                                86,100
    2,205 Visteon Corporation                      40,528
                                            -------------
                                                  807,729
                                            -------------

     BANKS -- 6.4%
    6,700 AmSouth Bancorporation                  123,883
   27,949 Bank of America Corporation           1,677,778
   12,800 Bank of New York, Inc.                  614,400
   20,230 Bank One Corporation                    724,234
    6,900 BB&T Corporation                        253,230
    3,510 Charter One Financial, Inc.             111,969
    3,050 Comerica, Inc.                          175,680
    9,921 Fifth Third Bancorporation              595,756
   17,168 First Union Corporation                 599,850
   19,000 FleetBoston Financial
             Corporation                          749,550
    4,290 Huntington Bancshares, Inc.              70,142
    7,600 KeyCorp                                 197,980
   14,950 MBNA Corporation                        492,602
    8,500 Mellon Financial Corporation            391,000
   19,600 Morgan Stanley, Dean Witter
             and Company                        1,258,908
   10,500 National City Corporation               323,190
    3,800 Northern Trust Corporation              237,500
    5,000 PNC Financial Services Group            328,950
    5,800 Southtrust Corporation                  150,800
    5,600 State Street Corporation                277,144
    5,100 SunTrust Banks, Inc.                    330,378
    4,900 Synovus Financial Corporation           153,762
   33,168 U.S. Bancorp                            755,899
    3,600 Wachovia Corporation                    256,140
   15,316 Washington Mutual, Inc.                 575,116
   29,800 Wells Fargo & Company                 1,383,614
    1,600 Zions Bancorporation                     94,400
                                            -------------
                                               12,903,855
                                            -------------

     BIOTECHNOLOGY -- 0.1%
    3,600 Applera Corporation-- Applied
             Biosystems Group                      96,300
    3,300 Chiron Corporation +                    168,300
                                            -------------
                                                  264,600
                                            -------------

     BROADCASTING -- 0.4%
   10,196 Clear Channel
             Communications +                     639,289
      900 Meredith Corporation                     32,229
    3,500 Univision Communications,
             Inc. +                               149,730
                                            -------------
                                                  821,248
                                            -------------

                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BUILDING MATERIALS -- 1.1%
    1,000 Centex Corporation                $      40,750
    1,000 Crane Company                            31,000
   40,550 Home Depot, Inc.                      1,887,602
      800 KB HOME                                  24,136
    7,900 Masco Corporation                       197,184
      700 Pulte Corporation                        29,841
    1,700 Vulcan Materials Company                 91,375
                                            -------------
                                                2,301,888
                                            -------------

     BUSINESS EQUIPMENT AND SUPPLIES -- 1.9%
    1,900 Avery Dennison Corporation               96,995
   30,300 International Business Machines
             Corporation                        3,423,900
    4,300 Pitney Bowes, Inc.                      181,116
   12,100 Xerox Corporation                       115,797
                                            -------------
                                                3,817,808
                                            -------------

     BUSINESS SERVICES -- 0.9%
   14,862 Cendant Corporation +                   289,809
    2,900 Cintas Corporation                      134,125
    2,900 Convergys Corporation +                  87,725
    1,200 Deluxe Corporation                       34,680
    5,380 FedEx Corporation +                     216,276
    1,300 Fluor Corporation                        58,695
    1,600 NCR Corporation +                        75,200
    6,425 Paychex, Inc.                           257,000
    4,930 PeopleSoft, Inc. +                      242,704
    3,000 Robert Half International, Inc. +        74,670
    2,256 Sabre Holdings Corporation,
             Class A                              112,800
    9,900 Yahoo!, Inc. +                          197,901
                                            -------------
                                                1,781,585
                                            -------------

     CHEMICALS AND PLASTICS -- 2.1%
    3,900 Air Products & Chemicals, Inc.          178,425
   15,733 Dow Chemical Company                    523,122
   18,276 dupont (E.I.) de Nemours &
             Company                              881,634
    1,300 Eastman Chemical Company                 61,919
    2,200 Ecolab, Inc.                             90,134
    2,200 Engelhard Corporation                    56,738
      500 FMC Corporation +                        34,280
      900 Great Lakes Chemical
             Corporation                           27,765
    1,800 Hercules, Inc.                           20,340
    1,632 Kerr-McGee Corporation                  108,153
    6,800 Minnesota Mining &
             Manufacturing Company                775,880
   22,526 Pharmacia Corporation                 1,035,070
    2,700 Praxair, Inc.                           126,900
    3,100 Rockwell International
             Corporation +                        118,172
    3,795 Rohm & Haas Company                     124,855
    1,300 Sigma-Aldrich Corporation                50,206
                                            -------------
                                                4,213,593
                                            -------------

     COAL -- 0.1%
    3,600 CSX Corporation                         130,464
                                            -------------

     COMMUNICATION EQUIPMENT -- 0.5%
    3,200 Cabletron Systems, Inc. +                73,120
   38,186 Motorola, Inc.                          632,360
    3,000 National Semiconductor
             Corporation +                         87,360
    2,800 Scientific-Atlanta, Inc.                113,680
    7,300 Tellabs, Inc. +                         141,474
                                            -------------
                                                1,047,994
                                            -------------

     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- 9.2%
    4,100 Adobe Systems, Inc.                     192,700
    6,000 Advanced Micro Devices, Inc. +          173,280
    6,100 Apple Computer, Inc. +                  141,825
    1,000 Autodesk, Inc.                           37,300
   11,100 Automatic Data Processing, Inc.         551,670
    4,200 BMC Software, Inc. +                     94,668
    4,600 BroadVision, Inc. +                      23,000
  127,400 Cisco Systems, Inc. +                 2,318,680
    3,200 Citrix Systems, Inc. +                  111,680
   29,445 Compaq Computer Corporation             456,103
   10,050 Computer Associates
             International, Inc.                  361,800
    2,900 Computer Sciences
             Corporation +                        100,340
    6,300 Compuware Corporation +                  88,137
   45,300 Dell Computer Corporation +           1,184,595
    8,300 Electronic Data Systems
             Corporation                          518,750
    5,700 Gateway 2000, Inc. +                     93,765
   33,800 Hewlett Packard Company                 966,680
    3,500 Intuit +                                139,965
    1,400 Mercury Interactive
             Corporation +                         83,860
   93,800 Microsoft Corporation +               6,847,400
    5,500 Network Appliance, Inc. +                75,350
    5,600 Novell, Inc. +                           31,864

                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- (CONTINUED)
   97,800 Oracle Corporation +              $   1,858,200
    4,700 Parametric Technology
             Corporation +                         65,753
    2,100 Sapient Corporation +                    20,475
    7,900 Siebel Systems, Inc. +                  370,510
   11,400 Solectron Corporation +                 208,620
   56,800 Sun Microsystems, Inc. +                892,896
    3,750 Symbol Technologies, Inc.                83,250
    5,400 Unisys Corporation +                     79,434
    6,900 VERITAS Software
             Corporation +                        459,057
                                            -------------
                                               18,631,607
                                            -------------

     COMPUTERS -- SEMICONDUCTORS -- 2.6%
    6,800 Altera Corporation +                    197,200
   38,500 EMC Corporation                       1,118,425
  117,200 Intel Corporation                     3,428,100
    6,200 LSI Logic Corporation +                 116,560
   10,500 Micron Technology, Inc. +               431,550
                                            -------------
                                                5,291,835
                                            -------------

     CONSUMER NON-DURABLES -- 4.6%
   16,098 Corning, Inc.                           268,998
  173,100 General Electric Company              8,438,625
    1,600 Grainger (W.W.), Inc.                    65,856
    6,800 Lowes Companies, Inc.                   493,340
                                            -------------
                                                9,266,819
                                            -------------

     CONTAINERS -- 0.0%#
      500 Ball Corporation                         23,780
    2,700 Pactiv Corporation +                     36,180
    1,406 Sealed Air Corporation +                 52,374
                                            -------------
                                                  112,334
                                            -------------

     COSMETICS -- TOILETRY -- 0.1%
    1,000 Alberto-Culver Company,
             Class B                               42,040
    4,100 Avon Products, Inc.                     189,748
                                            -------------
                                                  231,788
                                            -------------

     DIVERSIFIED -- 1.5%
    2,600 Fortune Brands, Inc.                     99,736
    3,400 Loews Corporation                       219,062
    2,400 Textron, Inc.                           132,096
    3,100 Thermo Electron Corporation +            68,262
   33,682 Tyco International Ltd.               1,835,669
   10,128 Unilever NV                             603,325
                                            -------------
                                                2,958,150
                                            -------------

     ELECTRICAL EQUIPMENT -- 0.7%
    3,300 American Power Conversion
             Corporation +                         51,975
    1,600 Cooper Industries, Inc.                  63,344
    3,300 Molex, Inc.                             120,549
    9,891 Palm, Inc. +                             60,038
    1,300 Power-One, Inc. +                        21,632
    1,600 Tektronix, Inc.                          43,440
   30,300 Texas Instruments, Inc.                 954,450
    1,000 Thomas & Betts Corporation               22,070
                                            -------------
                                                1,337,498
                                            -------------

     ELECTRONICS -- 2.0%
    8,071 Agilent Technologies, Inc. +            262,308
    6,200 Analog Devices, Inc. +                  268,150
   14,200 Applied Materials, Inc. +               697,220
    5,100 Applied Micro Circuits
             Corporation +                         87,720
    4,500 Broadcom Corporation,
             Class A +                            192,420
    4,200 Conexant Systems, Inc. +                 37,590
    1,200 Eaton Corporation                        84,120
    7,600 Emerson Electric Company                459,800
    3,300 Jabil Circuit, Inc. +                   101,838
   22,900 JDS Uniphase Corporation +              286,250
    3,200 KLA-Tencor Corporation +                187,104
    2,200 Lexmark International Group,
             Inc., Class A +                      147,950
    5,400 Linear Technology Corporation           238,788
    5,516 Maxim Integrated Products,
             Inc. +                               243,862
    2,400 Novellus Systems, Inc. +                136,296
    1,600 QLogic Corporation +                    103,120
    5,400 Sanmina Corporation +                   126,414
    3,000 Teradyne, Inc. +                         99,300
    3,200 Vitesse Semiconductor
             Corporation +                         67,328
    5,900 Xilinx, Inc. +                          243,316
                                            -------------
                                                4,070,894
                                            -------------

     ENERGY AND RESOURCES -- 0.2%
    3,705 Burlington Resources, Inc.              148,015
    4,400 TXU Corporation                         212,036
                                            -------------
                                                  360,051
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ENTERTAINMENT -- 2.6%
   77,200 AOL Time Warner, Inc. +           $   4,091,600
    1,500 Brunswick Corporation                    36,045
   36,400 Disney (Walt) Company                 1,051,596
    2,900 Hasbro, Inc.                             41,905
    7,600 Mattel, Inc.                            143,792
                                            -------------
                                                5,364,938
                                            -------------

     FINANCIAL SERVICES -- 7.1%
   23,300 American Express Company                904,040
    8,900 American General Corporation            413,405
    1,782 Bear Stearns Companies, Inc.            105,085
    1,600 Block (H & R), Inc.                     103,280
    3,400 Capital One Financial
             Corporation                          204,000
   24,200 Charles Schwab Corporation              370,260
   87,623 Citigroup, Inc.                       4,629,999
    4,200 Concord EFS, Inc. +                     218,442
    2,000 Countrywide Credit
             Industries, Inc.                      91,760
    1,500 Dow Jones & Company, Inc.                89,565
    2,400 Equifax, Inc.                            88,032
   17,600 Fannie Mae                            1,498,640
   12,300 Federal Home Loan Mortgage
             Corp.                                861,000
    6,800 First Data Corporation                  436,900
    2,100 Fiserv, Inc. +                          134,358
    4,500 Franklin Resources, Inc.                205,965
    8,326 Household International, Inc.           555,344
   34,560 J. P. Morgan Chase & Company          1,541,376
    4,300 Lehman Brothers Holdings, Inc.          334,325
   14,600 Merrill Lynch & Company, Inc.           865,050
    2,800 Moody's Corporation                      93,800
    4,100 Regions Financial Corporation           131,200
    3,800 Stilwell Financial, Inc.                127,528
    2,100 T. Rowe Price Group, Inc.                78,519
      800 Temple-Inland, Inc.                      42,632
    2,400 Union Planters Corporation              104,640
    2,800 USA Education, Inc.                     204,400
                                            -------------
                                               14,433,545
                                            -------------

     FOOD AND BEVERAGES -- 3.9%
    7,297 Albertson's, Inc.                       218,837
   15,800 Anheuser-Busch Companies, Inc.          650,960
    7,100 Campbell Soup Company                   182,825
   43,500 Coca-Cola Company                     1,957,500
    7,400 Coca-Cola Enterprises, Inc.             120,990
    9,500 ConAgra, Inc.                           188,195
      600 Coors (Adolph) Company,
             Class B                               30,108
    6,200 Heinz (H.J.) Company                    253,518
    2,300 Hershey Foods Corporation               141,933
    7,200 Kellogg Company                         208,800
    2,500 Pepsi Bottling Group, Inc.              100,250
   25,300 PepsiCo, Inc.                         1,118,260
   38,300 Philip Morris Companies, Inc.         1,943,725
    2,300 Quaker Oats Company                     209,875
    5,300 Ralston-Purina Company                  159,106
   13,900 Sara Lee Corporation                    263,266
    2,800 UST, Inc.                                80,808
    3,900 Wrigley (Wm) Jr. Company                182,715
                                            -------------
                                                8,011,671
                                            -------------

     FOOD DISTRIBUTION -- 0.6%
   11,088 Archer-Daniels-Midland
             Company                              144,144
    4,900 General Mills, Inc.                     214,522
   14,300 Kroger Company +                        357,500
    2,300 Supervalu, Inc.                          40,365
   11,800 Sysco Corporation                       320,370
    2,400 Winn Dixie Stores, Inc.                  62,712
                                            -------------
                                                1,139,613
                                            -------------

     GAS AND PIPELINE UTILITIES -- 0.4%
    5,700 Dynegy, Inc., Class A                   265,050
    8,660 El Paso Corporation                     454,996
    2,000 Kinder Morgan, Inc.                     100,500
    3,447 NiSource, Inc.                           94,207
                                            -------------
                                                  914,753
                                            -------------

     GLASS PRODUCTS -- 0.1%
    2,900 PPG Industries, Inc.                    152,453
                                            -------------

     HEALTH CARE FACILITIES -- 0.4%
    9,400 HCA-The Healthcare Company              424,786
    2,900 Humana, Inc. +                           28,565
    1,800 Manor Care, Inc. +                       57,150
    5,500 Tenet Healthcare Corporation            283,745
    1,100 Wellpoint Health Networks, Inc.,
             Class A +                            103,664
                                            -------------
                                                  897,910
                                            -------------

     HEALTH CARE PRODUCTS -- 4.7%
   27,100 Abbott Laboratories                   1,301,071
    2,200 Allergan, Inc.                          188,100
      900 Bausch & Lomb, Inc.                      32,616
    4,400 Becton, Dickinson & Company             157,476

                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     HEALTH CARE PRODUCTS -- (CONTINUED)
    2,500 Biogen, Inc. +                    $     135,900
    4,884 McKesson HBOC, Inc.                     181,294
    3,600 MedImmune, Inc. +                       169,920
   40,000 Merck & Company, Inc.                 2,556,400
  110,000 Pfizer, Inc.                          4,405,500
    2,000 Quintiles TransNational
             Corporation +                         50,500
    5,500 UnitedHealth Group, Inc.                339,625
    1,800 Watson Pharmaceuticals, Inc. +          110,952
                                            -------------
                                                9,629,354
                                            -------------

     HOLDING COMPANIES -- 0.2%
    4,900 Providian, LLC                          290,080
    3,700 Public Service Enterprise               180,930
                                            -------------
                                                  471,010
                                            -------------

     HOME APPLIANCES -- 0.1%
    1,400 Black & Decker Corporation               55,244
    1,300 Maytag Corporation                       38,038
    1,100 Whirlpool Corporation                    68,750
                                            -------------
                                                  162,032
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES -- 0.8%
   22,900 American Home Products
             Corporation                        1,338,276
    3,400 Leggett & Platt, Inc.                    74,902
    4,588 Newell Rubbermaid, Inc.                 115,159
    1,000 Tupperware Corporation                   23,430
                                            -------------
                                                1,551,767
                                            -------------

     HOTELS AND RESTAURANTS -- 0.7%
    2,100 Darden Restaurants, Inc.                 58,590
    2,000 Harrah's Entertainment, Inc. +           70,600
    6,500 Hilton Hotels Corporation                75,400
    4,100 Marriott International, Inc.            194,094
   22,500 McDonald's Corporation                  608,850
    6,600 Starbucks Corporation +                 151,800
    3,300 Starwood Hotels & Resorts
             Worldwide, Inc.                      123,024
    2,500 Tricon Global Restaurants, Inc. +       109,750
    1,900 Wendy's International, Inc.              48,526
                                            -------------
                                                1,440,634
                                            -------------

     INDUSTRIAL MACHINERY -- 0.2%
    9,400 AES Corporation +                       404,670
                                            -------------


     INSURANCE -- 3.9%
    9,400 AFLAC, Inc.                             296,006
   12,800 Allstate Corporation                    563,072
    1,800 Ambac Financial Group, Inc.             104,760
   40,732 American International Group,
             Inc.                               3,502,952
    4,400 AON Corporation                         154,000
    3,023 Chubb Corporation                       234,071
    2,600 CIGNA Corporation                       249,132
    2,800 Cincinnati Financial Corporation        110,600
    5,908 Conseco, Inc.                            80,644
    4,000 Hartford Financial Services
             Group, Inc.                          273,600
    2,700 Jefferson-Pilot Corporation             130,464
    5,400 John Hancock Financial
             Services, Inc.                       217,404
    3,300 Lincoln National Corporation            170,775
    4,700 Marsh & McLennan
             Companies, Inc.                      474,700
    2,550 MBIA, Inc.                              141,984
   13,100 MetLife, Inc.                           405,838
    1,800 MGIC Investment Corporation             130,752
    1,300 Progressive Corporation                 175,747
    2,200 SAFECO Corporation                       64,900
    3,706 St. Paul Companies, Inc.                187,857
    2,200 Torchmark, Inc.                          88,462
    4,157 UnumProvident Corporation               133,523
                                            -------------
                                                7,891,243
                                            -------------

     MACHINERY AND HEAVY EQUIPMENT -- 0.4%
    5,900 Caterpillar, Inc.                       295,295
    4,000 Deere & Company                         151,400
    3,500 Dover Corporation                       131,775
    2,700 Ingersoll-Rand Company                  111,240
    2,000 Parker-Hannifin Corporation              84,880
    1,500 Stanley Works                            62,820
                                            -------------
                                                  837,410
                                            -------------

     MANUFACTURING -- 0.3%
    5,600 Alcan Aluminum Ltd.                     235,312
    7,200 Boston Scientific Corporation +         122,400
    1,200 Brown-Forman Corporation,
             Class B                               76,728
    1,300 PACCAR, Inc.                             66,846
    2,100 Pall Corporation                         49,413
    2,700 Sherwin-Williams Company                 59,940
                                            -------------
                                                  610,639
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     MEDICAL INSTRUMENTS, SERVICES,
     AND SUPPLIES -- 2.8%
    2,500 Aetna, Inc. +                     $      64,675
      900 Bard (C.R.), Inc.                        51,255
   10,300 Baxter International, Inc.              504,700
    3,100 Biomet, Inc.                            148,986
    7,722 Cardinal Health, Inc.                   532,818
    5,300 Guidant Corporation +                   190,800
    6,900 HEALTHSOUTH Corporation +               110,193
    5,000 IMS Health, Inc.                        142,500
   52,579 Johnson & Johnson                     2,628,940
   21,000 Medtronic, Inc.                         966,210
    1,500 St. Jude Medical, Inc. +                 90,000
    3,300 Stryker Corporation                     181,005
                                            -------------
                                                5,612,082
                                            -------------

     METAL FABRICATING -- 0.2%
    5,323 Illinois Tool Works, Inc.               336,946
                                            -------------

     METALS & MINING -- 0.5%
   15,184 Alcoa, Inc.                             598,250
    6,800 Barrick Gold Corporation                103,020
    2,500 Freeport McMoRan Copper &
             Gold, Class B +                       27,625
    4,500 Homestake Mining Company                 34,875
    3,100 Inco Ltd. +                              53,506
    3,300 Newmont Mining Corporation               61,413
    1,345 Phelps Dodge Corporation                 55,817
    5,600 Placer Dome, Inc.                        54,880
                                            -------------
                                                  989,386
                                            -------------

     NATURAL GAS -- 0.4%
   13,200 Enron Corporation                       646,800
      800 NICOR, Inc.                              31,184
    1,000 ONOEK, Inc.                              19,700
    3,452 Sempra Energy                            94,378
                                            -------------
                                                  792,062
                                            -------------

     NEWS AND PUBLISHING -- 0.3%
    4,500 Gannett Company, Inc.                   296,550
    1,300 Knight-Ridder, Inc.                      77,090
    2,800 New York Times Company,
             Class A                              117,600
    5,200 Tribune Company                         208,052
                                            -------------
                                                  699,292
                                            -------------


     OIL -- 5.7%
    1,500 Amerada Hess Corporation                121,200
    2,150 Apache Corporation                      109,113
    1,200 Ashland, Inc.                            48,120
    5,680 Baker Hughes, Inc.                      190,280
   11,200 Chevron Corporation                   1,013,600
   11,019 Conoco, Inc., Class B                   318,449
    2,243 Devon Energy Corporation                117,757
    2,000 EOG Resources, Inc.                      71,100
   60,136 Exxon Mobil Corporation               5,252,880
    7,600 Halliburton Company                     270,560
    1,800 Louisiana Land & Exploration
             Company                               21,114
    1,000 McDermott International, Inc.            11,650
    6,600 Occidental Petroleum
             Corporation                          175,494
    4,400 Phillips Petroleum Company              250,800
   37,300 Royal Dutch Petroleum
             Company, GDR                       2,173,471
    1,400 Sunoco, Inc.                             51,282
    9,600 Texaco, Inc.                            639,360
    2,500 Tosco Corporation                       110,125
    4,200 Union Pacific Corporation               230,622
    4,200 Unocal Corporation                      143,430
    5,300 USX-Marathon Group                      156,403
                                            -------------
                                               11,476,810
                                            -------------

     OIL EQUIPMENT AND SERVICES -- 0.4%
    2,500 Nabors Industries, Inc. +                93,000
    2,300 Noble Drilling Corporation +             75,325
   10,154 Schlumberger Ltd.                       534,608
    5,455 Transocean Sedco Forex, Inc.            225,019
                                            -------------
                                                  927,952
                                            -------------

     PAPER AND FOREST PRODUCTS -- 0.3%
    9,442 Kimberly-Clark Corporation              527,808
                                            -------------

     PAPER & FOREST PRODUCTS -- 0.4%
      900 Bemis Company, Inc.                      36,153
    1,000 Boise Cascade Corporation                35,170
    3,828 Georgia-Pacific Group                   129,578
    8,491 International Paper Company             303,128
    1,700 Mead Corporation                         46,138
      500 Potlatch Corporation                     17,205
    3,700 Weyerhaeuser Company                    203,389
    1,900 Willamette Industries, Inc.              94,050
                                            -------------
                                                  864,811
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     PERSONAL ITEMS -- 1.3%
    9,800 Colgate-Palmolive Company         $     578,102
   18,400 Gillette Company                        533,416
    1,700 International Flavors &
             Fragrances, Inc.                      42,721
   22,800 Procter & Gamble Company              1,454,640
                                            -------------
                                                2,608,879
                                            -------------

     PETROLEUM REFINING -- 0.3%
    4,246 Anadarko Petroleum Corporation          229,411
    1,600 Rowan Companies, Inc. +                  35,360
    8,600 Williams Companies, Inc.                283,370
                                            -------------
                                                  548,141
                                            -------------

     PHARMACEUTICALS -- 2.2%
   33,900 Bristol-Myers Squibb Company          1,772,970
    3,000 Forest Laboratories, Inc. +             213,000
    2,900 King Pharmaceuticals, Inc. +            155,875
   19,700 Lilly (Eli) & Company                 1,457,800
   25,600 Schering-Plough Corporation             927,744
                                            -------------
                                                4,527,389
                                            -------------

     PHOTOGRAPHIC EQUIPMENT AND
     SUPPLIES -- 0.1%
    5,300 Eastman Kodak Company                   247,404
                                            -------------

     PRINTING AND PUBLISHING -- 0.2%
    1,100 American Greetings Corporation,
             Class A                               12,100
    2,100 Donnelley (R.R.) & Sons
             Company                               62,370
    3,300 McGraw-Hill, Inc.                       218,295
    1,700 Westvaco Corporation                     41,293
                                            -------------
                                                  334,058
                                            -------------

     RAILROADS -- 0.1%
    6,600 Norfolk Southern Corporation            136,620
                                            -------------

     RECREATION -- 0.1%
   10,200 Carnival Corporation, Class A           313,140
                                            -------------

     RESEARCH AND DEVELOPMENT -- 0.5%
   18,200 Amgen, Inc. +                         1,104,376
                                            -------------


     RETAIL -- STORE -- 4.4%
    4,900 Bed Bath & Beyond, Inc. +               152,880
    3,600 Best Buy Company, Inc. +                228,672
    1,900 Big Lots, Inc. +                         25,992
    3,500 Circuit City Stores --
             Circuit City Group                    63,000
    7,700 Costco Wholesale Corporation +          316,316
    6,900 CVS Corporation                         266,340
    1,500 Dillard's, Inc.                          22,905
    5,700 Dollar General Corporation              111,150
    3,400 Federated Department Stores +           144,500
   14,837 Gap, Inc.                               430,273
    8,600 K-mart Corporation +                     98,642
    5,700 Kohls Corporation +                     357,561
    7,600 Limited, Inc.                           125,552
    5,100 May Department Stores
             Company                              174,726
    2,300 Nordstrom, Inc.                          42,665
    5,100 Office Depot, Inc. +                     52,938
    4,500 Penney (J.C.) Company, Inc.             118,620
    3,200 RadioShack Corporation                   97,600
    8,900 Safeway, Inc.                           427,200
    5,700 Sears, Roebuck & Company                241,167
    8,000 Staples, Inc. +                         127,920
   15,700 Target Corporation                      543,220
    2,500 Tiffany & Company                        90,550
    4,800 TJX Companies, Inc.                     152,976
    3,400 Toys R Us, Inc. +                        84,150
   77,900 Wal-Mart Stores, Inc.                 3,801,520
   17,800 Walgreen Company                        607,870
                                            -------------
                                                8,906,905
                                            -------------

     SAVINGS AND LOAN -- 0.1%
    2,700 Golden West Financial
             Corporation                          173,448
                                            -------------

     SOAPS AND DETERGENTS -- 0.1%
    4,008 Clorox Company                          135,671
                                            -------------

     STEEL -- 0.1%
    1,350 Allegheny Technologies, Inc.             24,421
    1,300 Nucor Corporation                        63,557
    1,000 Timken Company                           16,940
    1,500 USX-U.S.Steel Group, Inc.                30,225
    1,500 Worthington Industries, Inc.             20,400
                                            -------------
                                                  155,543
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     TECHNOLOGY -- 0.1%
    1,500 ITT Industries, Inc.              $      66,375
      800 Millipore Corporation                    49,584
    1,800 PerkinElmer, Inc.                        49,554
                                            -------------
                                                  165,513
                                            -------------

     TELECOMMUNICATIONS -- 7.4%
   13,600 ADC Telecommunications, Inc. +           89,760
    5,366 ALLTEL Corporation                      328,721
    1,400 Andrew Corporation +                     25,830
   60,135 AT&T Corporation                      1,322,970
    4,809 Avaya, Inc. +                            65,883
   32,700 BellSouth Corporation                 1,316,829
    2,400 CenturyTel, Inc.                         72,720
    5,000 Citizens Communications
             Company +                             60,150
   16,400 Comcast Corporation,
             Class A (non-voting) +               711,760
    2,800 Comverse Technology, Inc. +             159,880
   15,455 Global Crossing Ltd., ADR +             133,531
   59,310 Lucent Technologies, Inc.               367,722
   13,300 Nextel Communications, Inc. +           232,750
   55,780 Nortel Networks Corporation             507,040
   13,200 Qualcomm, Inc. +                        771,936
   28,852 Qwest Communications
             International, Inc.                  919,513
   58,712 SBC Communications                    2,352,003
   15,500 Sprint Corporation                      331,080
   16,300 Sprint PCS +                            393,645
   47,290 Verizon Communications, Inc.          2,530,015
   30,998 Viacom, Inc., Class B +               1,604,147
   50,405 WorldCom, Inc.                          715,751
      516 WorldCom, Inc.-- MCI Group +              8,308
                                            -------------
                                               15,021,944
                                            -------------

     TIRE AND RUBBER -- 0.1%
    1,200 Cooper Tire & Rubber Company             17,040
    1,800 Goodrich (B.F.) Company                  68,364
    2,700 Goodyear Tire & Rubber
             Company                               75,600
                                            -------------
                                                  161,004
                                            -------------

     TRANSPORTATION -- 0.1%
    7,000 Burlington Northern Santa Fe            211,190
    1,000 Ryder System, Inc.                       19,600
                                            -------------
                                                  230,790
                                            -------------


     UTILITIES -- 2.1%
    2,200 Allegheny Energy, Inc.                  106,150
    2,300 Ameren Corporation                       98,210
    5,500 American Electric Power
             Company, Inc.                        253,935
    5,100 Calpine Corporation +                   192,780
    2,700 Cinergy Corporation                      94,365
    2,200 CMS Energy Corporation                   61,270
    3,600 Consolidated Edison Company             143,280
    2,800 Constellation Energy Group              119,280
    4,089 Dominion Resources, Inc.                245,872
    3,000 DTE Energy Company                      139,320
   13,400 Duke Energy Corporation                 522,734
    5,600 Edison International                     62,440
    3,800 Entergy Corporation                     145,882
    5,612 Exelon Corporation                      359,841
    3,872 FirstEnergy Corporation                 124,524
    3,000 FPL Group, Inc.                         180,630
    2,100 GPU, Inc.                                73,815
    2,300 KeySpan Corporation                      83,904
    5,812 Mirant Corporation +                    199,933
      700 National Service Industries, Inc.        15,799
    2,700 Niagara Mohawk Holdings,
             Inc. +                                47,763
      600 People's Energy Corporation              24,120
    6,900 PG & E Corporation                       77,280
    1,400 Pinnacle West Capital
             Corporation                           66,360
    2,500 PPL Corporation                         137,500
    3,500 Progress Energy, Inc.                   157,220
    5,200 Reliant Energy, Inc.                    167,492
   11,800 Southern Company                        274,350
    6,005 Xcel Energy, Inc.                       170,842
                                            -------------
                                                4,346,891
                                            -------------

     WASTE MANAGEMENT -- 0.2%
    3,400 Allied Waste Industries, Inc. +          63,512
   10,847 Waste Management, Inc.                  334,305
                                            -------------
                                                  397,817
                                            -------------

TOTAL COMMON STOCKS
   (Cost $204,135,039)                        191,811,916
                                            -------------

                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

PRINCIPAL
AMOUNT                                              VALUE
---------------------------------------------------------
U.S. TREASURY BILLS -- 0.3%
   (Cost $488,098)
 $500,000 3.43%++, due 02/28/2002 **        $     488,098
                                            -------------

REPURCHASE AGREEMENT -- 5.4%
   (Cost $11,007,000)
11,007,000   Agreement with State Street Bank and Trust Company, 3.880% dated
             06/29/2001, to be repurchased at $11,010,559 on 07/02/2001, collateralized by $11,410,000 U.S. Treasury Bill, 3.500% maturing
             12/31/2001
             (value $11,227,440)               11,007,000
                                            -------------


TOTAL INVESTMENTS
   (Cost $215,630,137*)            100.3%     203,307,014
OTHER ASSETS AND
LIABILITIES (NET)                   (0.3)        (601,071)
                                 -------    -------------

NET ASSETS                         100.0%   $ 202,705,943
                                 =======    =============

---------------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.

NUMBER OF                                   UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
37       S&P 500 Index, September 2001      $   363,216
                                            ===========























                        See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- 87.8%
     AGRICULTURAL MACHINERY -- 0.1%
      900 Agco Corporation                  $       8,235
                                            -------------

     AIR TRAVEL -- 0.1%
      300 Alaska Air Group, Inc. +                  8,670
                                            -------------

     APPAREL AND TEXTILES -- 1.3%
      414 Albany International
             Corporation +                          7,825
      900 American Eagle Outfitters, Inc. +        31,716
      500 Coach, Inc. +                            19,025
    1,500 Jones Apparel Group, Inc. +              64,800
      600 Mohawk Industries, Inc. +                21,120
      300 Rayonier, Inc.                           13,935
      700 Unifi, Inc. +                             5,950
                                            -------------
                                                  164,371
                                            -------------

     AUTOMOBILES -- 0.1%
      600 Federal Signal Corporation               14,082
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT -- 0.7%
      825 ArvinMeritor, Inc.                       13,810
      300 Borg Warner, Inc.                        14,886
      800 Lear Corporation +                       27,920
      400 Modine Manufacturing Company             11,032
      928 Pennzoil-Quaker State Company            10,394
      300 Superior Industries
             International, Inc.                   11,490
                                            -------------
                                                   89,532
                                            -------------

     BANKS -- 5.0%
    1,700 Banknorth Group, Inc.                    38,505
      600 City National Corporation                26,574
    1,600 Compass Bancshares, Inc.                 42,400
    1,600 First Tennessee National
             Corporation                           55,536
      600 First Virginia Banks, Inc.               28,272
    1,900 Hibernia Corporation                     33,820
    1,200 M&T Bank Corporation                     90,600
    1,300 Marshall & Ilsley Corporation            70,070
      900 Mercantile Bankshares
             Corporation                           35,217
    1,950 North Fork Bancorporation, Inc.          60,450
    1,000 Pacific Century Financial
             Corporation                           25,790
      800 Roslyn Bancorp, Inc.                     21,040
      600 Silicon Valley Bancshares +              13,200
    1,400 The Colonial BancGroup, Inc.             20,132
      600 Webster Financial Corporation            19,668
      400 Westamerica Bancorp                      15,700
      400 Wilmington Trust Corporation             25,060
                                            -------------
                                                  622,034
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 2.6%
    1,000 AmeriCredit Corporation +                51,950
    1,000 FirstMerit Corporation                   26,400
    1,700 Golden State Bancorp, Inc.               52,360
      500 Greater Bay Bancorp                      12,490
    1,200 GreenPoint Financial
             Corporation                           46,080
      400 Investors Financial Services
             Corporation                           26,800
    2,480 National Commerce Financial
             Corporation                           60,438
      600 Neuberger Berman, Inc.                   40,800
                                            -------------
                                                  317,318
                                            -------------

     BIOTECHNOLOGY -- 1.9%
    1,200 Gilead Sciences, Inc. +                  69,828
      800 Incyte Genomics, Inc. +                  19,616
    2,680 Millennium Pharmaceuticals,
             Inc. +                                95,354
      500 Protein Design Labs, Inc. +              43,380
                                            -------------
                                                  228,178
                                            -------------

     BROADCASTING -- 1.5%
    1,300 Belo (A.H.) Corporation                  24,492
      427 Chris Craft Industries, Inc.             30,488
      600 Emmis Communications
             Corporation, Class A +                18,450
      600 Entercom Communications
             Corporation +                         32,166
    1,300 Hispanic Broadcasting
             Corporation +                         37,297
    1,300 Westwood One, Inc. +                     47,905
                                            -------------
                                                  190,798
                                            -------------

     BUILDING CONSTRUCTION -- 0.5%
      500 Dycom Industries, Inc. +                 11,465
      500 Harsco Corporation                       13,565
      800 Lennar Corporation                       33,360
                                            -------------
                                                   58,390
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BUSINESS SERVICES -- 6.4%
    1,100 Acxiom Corporation +              $      14,399
    1,400 Apollo Group, Inc. +                     59,430
      527 Avocent Corporation +                    11,989
      300 Banta Corporation                         8,790
      700 Catalina Marketing
             Corporation +                         21,357
    1,800 Ceridian Corporation +                   34,506
      900 CheckFree Corporation +                  31,563
      750 ChoicePoint, Inc. +                      31,538
      600 CSG Systems International,
             Inc. +                                34,800
      900 DeVry, Inc. +                            32,508
    1,000 Dun & Bradstreet Corporation +           28,200
    1,100 Galileo International, Inc.              35,750
    1,100 Gartner Group, Inc., Class B +           10,120
      400 Gtech Holdings Corporation +             14,204
      300 Jacobs Engineering Group, Inc. +         19,569
      400 Kelly Services, Inc.                      9,700
      500 Korn/Ferry International +                7,750
      900 Manpower, Inc.                           26,910
    1,200 Modis Professional Services,
             Inc. +                                 8,280
      300 NCO Group, Inc. +                         9,279
      800 NOVA Corporation +                       25,160
    1,000 Polycom, Inc. +                          23,090
      700 Quanta Services, Inc. +                  15,428
      800 Sothebys Holdings, Inc. +                12,904
    3,200 Sun Guard Data Systems +                 96,032
      500 Sylvan Learning Systems, Inc. +          12,150
      700 The BISYS Group, Inc. +                  41,300
      671 Titan Corporation +                      15,366
      900 United Rentals, Inc. +                   23,355
    1,100 Viad Corporation                         29,040
    1,600 Waters Corporation +                     44,176
                                            -------------
                                                  788,643
                                            -------------

     CHEMICALS AND PLASTICS -- 1.8%
      600 Albemarle Corporation                    13,902
      800 Cabot Corporation                        28,816
      280 Cabot Microelectronics
             Corporation +                         17,360
    1,354 Crompton Corporation                     14,759
      500 Cytec Industries, Inc. +                 19,000
      400 Ferro Corporation                         8,724
      200 Fuller (H.B.) Company                     9,980
    1,400 IMC Global, Inc.                         14,280
      600 Lubrizol Corporation                     18,630
      200 Minerals Technologies, Inc.               8,584
      500 Olin Corporation                          8,495
    1,300 R.P.M., Inc.                             11,960
      400 Schulman (A.), Inc.                       5,400
    1,300 Solutia, Inc.                            16,575
      600 Valspar Corporation                      21,300
                                            -------------
                                                  217,765
                                            -------------

     COMMUNICATION EQUIPMENT -- 0.8%
      800 Harris Corporation                       21,768
      600 Plantronics, Inc. +                      13,890
      800 Powerwave Technologies, Inc. +           11,600
    2,000 RF Micro Devices, Inc. +                 53,940
                                            -------------
                                                  101,198
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 0.9%
      900 Diebold, Inc.                            28,935
    1,900 Quantum Corporation --
             DLT & Storage Systems +               19,171
    1,300 Storage Technology
             Corporation +                         17,888
    1,300 Sybase, Inc. +                           21,385
      700 Tech Data Corporation +                  23,352
      400 Transaction Systems Architects,
             Inc., Class A +                        5,700
                                            -------------
                                                  116,431
                                            -------------

     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- 6.9%
    4,200 3Com Corporation                         19,950
      400 Advent Software, Inc. +                  25,400
      600 Affiliated Computer Services,
             Inc., Class A +                       43,146
    3,100 Cadence Design Systems, Inc. +           57,753
    1,500 DST Systems, Inc. +                      79,050
    1,600 Electronic Arts +                        92,640
      400 Imation Corporation +                    10,080
      500 InFocus Corporation +                    10,195
    3,500 Informix Corporation +                   20,440
    1,100 Jack Henry & Associates, Inc.            34,100
      800 Keane, Inc. +                            17,600
    1,100 Legato Systems, Inc. +                   17,545
      700 Macromedia, Inc. +                       12,600
      600 Macrovision Corporation +                41,100
      600 MasTec, Inc. +                            7,920
      800 Mentor Graphics Corporation +            14,000
      600 National Instruments
             Corporation +                         19,470
    1,650 Networks Assocs, Inc. +                  20,542

                        See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES  -- (CONTINUED)
      900 NVIDIA Corporation +              $      83,475
    2,500 Rational Software Corporation +          70,125
      600 Retek, Inc. +                            28,764
      800 SanDisk Corporation +                    22,312
      400 Structural Dynamics Research
             Corporation +                          9,800
      500 Sykes Enterprises, Inc. +                 5,500
      900 Symantec Corporation +                   39,321
      700 Synopsys, Inc. +                         33,873
      900 Wind River Systems, Inc. +               15,714
                                            -------------
                                                  852,415
                                            -------------

     CONSTRUCTION MATERIALS -- 0.6%
      500 Fastenal Company                         30,990
      550 Granite Construction, Inc.               13,981
      600 Martin Marietta Materials, Inc.          29,694
                                            -------------
                                                   74,665
                                            -------------

     CONSUMER PRODUCTS AND SERVICES -- 0.2%
      600 Blyth, Inc.                              15,426
      400 Rollins, Inc.                             7,964
                                            -------------
                                                   23,390
                                            -------------

     DIVERSIFIED -- 0.4%
      900 American Standard
             Companies, Inc. +                     54,090
                                            -------------

     DOMESTIC OIL -- 1.1%
      600 Murphy Oil Corporation                   44,160
      700 Noble Affiliates, Inc.                   24,745
      900 Ultramar Diamond Shamrock
             Corporation                           42,525
      800 Valero Energy Corporation                29,424
                                            -------------
                                                  140,854
                                            -------------

     DRUGS AND HEALTH CARE -- 8.7%
      600 AmeriSource Health
             Corporation, Class A +                33,180
      700 Apria Healthcare Group, Inc. +           20,195
      400 Barr Laboratories, Inc. +                28,164
    1,700 Bergen Brunswig Corporation              32,674
      600 Carter Wallace, Inc.                     11,610
      700 COR Therapeutics, Inc. +                 21,350
      700 Covance, Inc. +                          15,855
    1,000 Express Scripts, Inc., Class A +         55,030
    2,400 Genzyme Corporation +                   146,400
    3,049 Health Management
             Associates, Inc. +                    64,151
    1,500 Health Net, Inc. +                       26,100
    1,000 ICN Pharmaceuticals, Inc.                31,720
    1,800 IDEC Pharmaceuticals
             Corporation +                        121,842
    2,500 Ivax Corporation +                       97,500
    1,400 Lincare Holdings, Inc. +                 42,014
      800 MiniMed, Inc. +                          38,400
    1,500 Mylan Labs, Inc.                         42,195
    1,100 Omnicare, Inc.                           22,220
    1,200 Oxford Health Plans, Inc. +              34,320
      400 PacifiCare Health Systems, Inc. +         6,520
      900 Perrigo Company +                        15,021
    1,200 Quest Diagnostics, Inc. +                89,820
    1,000 Sepracor, Inc. +                         39,800
      700 Vertex Pharmaceuticals, Inc. +           34,650
                                            -------------
                                                1,070,731
                                            -------------

     ELECTRIC UTILITIES -- 1.3%
    1,000 ALLETE                                   22,500
      600 Cleco Corporation                        13,650
    1,600 DPL, Inc.                                46,336
      700 DQE, Inc.                                15,750
      800 MDU Resources Group, Inc.                25,312
      936 Sierra Pacific Resources                 14,967
      900 Western Resources, Inc.                  19,350
                                            -------------
                                                  157,865
                                            -------------

     ELECTRICAL EQUIPMENT -- 1.7%
      400 AMETEK, Inc.                             12,220
    1,200 Arrow Electronics, Inc. +                29,148
    5,700 Atmel Corporation +                      76,893
      650 Credence Systems Corporation +           15,756
      600 Dentsply International, Inc.             26,610
    1,100 Energizer Holdings, Inc. +               25,245
      700 Hubbell, Inc.                            20,300
      600 Ucar International, Inc. +                7,170
                                            -------------
                                                  213,342
                                            -------------

     ELECTRONICS -- 5.3%
      500 ADTRAN, Inc. +                           10,250
      500 ANTEC Corporation +                       6,200
    1,474 Avnet, Inc.                              33,047
    1,000 Cirrus Logic, Inc. +                     23,030
    1,600 Cypress Semiconductor
             Corporation +                         38,160

                        See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRONICS -- (CONTINUED)
      300 DSP Group, Inc. +                 $       6,435
    1,300 Integrated Device Technology,
             Inc. +                                41,197
      800 International Rectifier
             Corporation +                         27,280
    1,100 KEMET Corporation +                      21,791
      475 L-3 Communications
             Holding, Inc. +                       36,243
    1,500 Lam Research Corporation +               44,475
    1,300 Lattice Semiconductor
             Corporation +                         31,720
      600 LTX Corporation +                        15,336
    1,125 Micrel, Inc. +                           37,125
    1,624 Microchip Technology, Inc. +             54,290
      500 MIPS Technologies, Inc.,
             Class B +                              6,450
      400 Newport Corporation                      10,600
      500 Plexus Corporation +                     16,500
      500 Sawtek, Inc. +                           11,765
    1,800 SCI Systems, Inc. +                      45,900
      800 Semtech Corporation +                    24,000
    1,000 Sensormatic Electronics
             Corporation +                         17,000
      100 Sequa Corporation +                       4,550
      500 Teleflex, Inc.                           22,000
    1,000 TranSwitch Corporation +                 11,000
    1,000 TriQuint Semiconductor, Inc. +           22,500
    1,677 Vishay Intertechnology, Inc. +           38,571
                                            -------------
                                                  657,415
                                            -------------

     ENERGY AND RESOURCES -- 0.3%
      600 Covanta Energy Corporation +             11,076
      800 Equitable Resources, Inc.                26,648
                                            -------------
                                                   37,724
                                            -------------

     FINANCIAL SERVICES -- 2.7%
      800 American Financial Group, Inc.           24,240
      827 Associated Banc Corporation              29,764
    3,900 E*TRADE Group, Inc. +                    25,155
    1,000 Edwards (A.G.), Inc.                     45,000
      700 IndyMac Bancorp, Inc. +                  18,760
      400 Investment Technology Group,
             Inc. +                                20,116
      700 LaBranche & Company, Inc. +              20,300
      800 Legg Mason, Inc.                         39,808
      600 Provident Financial Group, Inc.          19,752
    1,300 SEI Investments Company                  61,620
    1,000 Waddell & Reed Financial, Inc.,
             Class A                               31,750
                                            -------------
                                                  336,265
                                            -------------


     FOOD AND BEVERAGES -- 2.3%
      400 Bob Evans Farms, Inc.                     7,200
      400 Dean Foods Company                       16,080
      700 Dole Food, Inc.                          13,335
      400 Dreyers Grand Ice Cream, Inc.            11,160
    1,700 Hormel Foods Corporation                 41,378
    1,300 IBP, Inc.                                32,825
      600 Interstate Bakeries Corporation           9,600
      400 Lance, Inc.                               5,400
      800 Mccormick & Company, Inc.                33,616
    1,950 PepsiAmericas, Inc.                      25,935
      600 Sensient Technologies
             Corporation                           12,312
      300 Smucker (J.M.) Company                    7,800
      300 Suiza Foods Corporation +                15,930
      617 Tootsie Roll Industries, Inc.            23,779
    2,700 Tyson Foods, Inc.                        24,867
                                            -------------
                                                  281,217
                                            -------------

     FOREST PRODUCTS -- 0.3%
    1,000 Georgia Pacific Corporation              35,750
                                            -------------

     GAS AND PIPELINE UTILITIES -- 1.4%
      700 AGL Resources, Inc.                      16,625
    1,200 American Water Works, Inc.               39,564
      500 National Fuel Gas Company                25,995
    1,000 Questar Corporation                      24,760
    1,300 SCANA Corporation                        36,920
      400 Western Gas Resources, Inc.              13,040
      600 WGL Holdings, Inc.                       16,266
                                            -------------
                                                  173,170
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES -- 0.1%
      600 Furniture Brands International,
             Inc. +                                16,800
                                            -------------

     HOTELS AND RESTAURANTS -- 0.9%
    1,250 Brinker International, Inc. +            32,312
      700 CBRL Group, Inc.                         11,865
      300 Lone Star Steakhouse & Saloon             3,897
      900 Mandalay Resort Group +                  24,660
      950 Outback Steakhouse, Inc. +               27,360
      300 Papa John's International, Inc. +         7,605
                                            -------------
                                                  107,699
                                            -------------

     HOUSEHOLD PRODUCTS -- 0.6%
      500 Church & Dwight, Inc.                    12,725
    1,200 Dial Corporation                         17,100
      800 Hillenbrand Industries, Inc.             45,688
                                            -------------
                                                   75,513
                                            -------------

                        See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     INDUSTRIAL MACHINERY -- 1.7%
      800 Airgas, Inc. +                    $       9,520
      500 Donaldson Company, Inc.                  15,575
    1,375 Grant Pride, Inc. +                      24,049
      400 Kaydon Corporation                       10,260
      400 Kennametal, Inc.                         14,760
      400 Nordson Corporation                      10,600
      480 SPX Corporation +                        60,086
      300 Stewart & Stevenson
             Services, Inc.                         9,900
      200 Tecumseh Products Company,
             Class A                                9,900
    1,140 Varco International, Inc. +              21,215
      500 York International Corporation           17,510
                                            -------------
                                                  203,375
                                            -------------

     INSURANCE -- 3.1%
      600 Allmerica Financial Corporation          34,500
    1,000 Arthur J. Gallagher & Company            26,000
      600 Everest Re Group, Ltd.                   44,880
      700 HCC Insurance Holdings, Inc.             17,150
      500 Horace Mann Educators
             Corporation                           10,775
      700 Leucadia National Corporation            22,715
      700 Ohio Casualty Corporation                 9,065
    1,450 Old Republic International
             Corporation                           42,050
      550 PMI Group, Inc.                          39,413
      800 Protective Life Corporation              27,496
    1,200 Radian Group, Inc.                       48,540
      600 The MONY Group, Inc.                     24,078
      800 Unitrin, Inc.                            30,720
                                            -------------
                                                  377,382
                                            -------------

     IT CONSULTING & SERVICES -- 0.3%
      900 Eaton Vance Corporation                  31,320
                                            -------------

     LEISURE TIME -- 1.4%
      900 Callaway Golf Company                    14,220
      933 International Game Technology +          58,546
      700 International Speedway
             Corporation, Class A                  29,400
    3,600 Park Place Entertainment
             Corporation +                         43,560
    1,100 Six Flags, Inc. +                        23,144
                                            -------------
                                                  168,870
                                            -------------


     MEDICAL INSTRUMENTS -- 0.8%
    1,300 Apogent Technologies, Inc. +             31,980
      700 Beckman Coulter, Inc.                    28,560
      700 Edwards Lifesciences
             Corporation +                         18,452
      800 STERIS Corporation +                     16,040
                                            -------------
                                                   95,032
                                            -------------

     MEDICAL SERVICES -- 0.9%
    1,200 First Health Group Corporation +         28,944
      500 LifePoint Hospitals, Inc. +              22,140
      869 Triad Hospitals, Inc. +                  25,609
      400 Trigon Healthcare, Inc. +                25,940
      700 VISX, Inc. +                             13,545
                                            -------------
                                                  116,178
                                            -------------

     METALS -- 0.0%#
      342 Ryerson Tull, Inc.                        4,614
                                            -------------

     MOBILE HOMES -- 0.2%
    1,699 Clayton Homes, Inc.                      26,708
                                            -------------

     NEWSPAPERS -- 0.8%
      500 Lee Enterprises, Inc.                    16,500
      300 Media General, Inc.                      13,800
      117 Washington Post Company                  67,158
                                            -------------
                                                   97,458
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.5%
      700 Hon Industries, Inc.                     16,954
      900 Miller Herman, Inc.                      21,780
      900 Reynolds & Reynolds Company              19,755
      500 Wallace Computer Series, Inc.             8,270
                                            -------------
                                                   66,759
                                            -------------

     OIL AND GAS -- 3.7%
    2,000 BJ Services Company +                    56,760
      700 Cooper Cameron Corporation +             39,060
    1,700 ENSCO International, Inc.                39,780
      500 Flowserve Corporation +                  15,375
    2,200 Global Marine, Inc. +                    40,986
      800 Hanover Compressor Company +             26,472
      600 Helmerich & Payne, Inc.                  18,492
    1,400 Lyondell Petrochemical
             Company                               21,532
      700 Marine Drilling Companies,
             Inc. +                                13,377



                        See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     OIL AND GAS -- (CONTINUED)
    1,000 National-Oilwell, Inc. +          $      26,800
    2,088 Ocean Energy, Inc.                       36,436
    1,200 Pioneer Natural Resources
             Company +                             20,460
      600 Smith International, Inc. +              35,940
    1,375 Weatherford International, Inc.          66,000
                                            -------------
                                                  457,470
                                            -------------

     PAPER -- 0.8%
      600 Bowater, Inc.                            26,844
      500 Glatfelter (P.H.) Company                 7,130
      600 Longview Fibre Company                    7,392
      600 Pentair, Inc.                            20,280
    1,200 Sonoco Products Company                  29,856
      600 Wausau Mosinee Paper
             Corporation                            7,734
                                            -------------
                                                   99,236
                                            -------------

     PUBLISHING -- 1.0%
      800 Harte Hanks, Inc.                        19,808
      400 Houghton Mifflin Company                 23,972
    1,300 Readers Digest Association, Inc.,
             Class A (non-voting)                  37,375
      400 Scholastic Corporation +                 16,840
      700 Valassis Communications, Inc. +          25,060
                                            -------------
                                                  123,055
                                            -------------

     RAILROADS AND EQUIPMENT -- 0.4%
      600 GATX Corporation                         24,060
      500 Trinity Industries, Inc.                 10,250
      600 Wisconsin Central Transportation
             Corporation +                         10,038
                                            -------------
                                                   44,348
                                            -------------

     RETAIL -- 3.6%
    1,200 Abercrombie & Fitch Company +            53,400
      800 Barnes & Noble, Inc. +                   31,480
      900 BJs Wholesale Club, Inc. +               47,934
    1,000 Borders Group, Inc. +                    22,400
    1,100 CDW Computer Centers, Inc. +             43,681
      600 Claire S Stores, Inc.                    11,616
    1,399 Dollar Tree Stores, Inc. +               38,948
    2,100 Family Dollar Stores, Inc.               53,823
      400 Lands End, Inc. +                        16,060
      500 Long's Drug Stores Company               10,780
      600 Neiman Marcus Group, Inc.,
             Class A +                             18,600
      300 Payless Shoesource, Inc. +               19,410
    1,000 Ross Stores, Inc.                        23,950
      600 Ruddick Corporation                      10,170
    1,692 Saks, Inc. +                             16,243
      700 Williams-Sonoma, Inc. +                  27,174
                                            -------------
                                                  445,669
                                            -------------

     SAVINGS AND LOAN -- 1.4%
      600 Astoria Financial Corporation            33,000
    1,400 Dime Bancorp, Inc.                       52,150
    3,000 Sovereign Bancorp, Inc.                  39,000
    1,000 TCF Financial Corporation                46,310
                                            -------------
                                                  170,460
                                            -------------

     SHIPBUILDING -- 0.2%
      400 Newport News Shipbuilding, Inc.          24,500
                                            -------------

     STEEL -- 0.4%
    1,300 AK Steel Holding Corporation             16,302
      300 Carpenter Technology
             Corporation                            8,787
      600 Precision Castparts Corporation          22,452
                                            -------------
                                                   47,541
                                            -------------

     TECHNOLOGY -- 0.2%
      900 Gentex Corporation +                     25,083
                                            -------------

     TELECOMMUNICATIONS -- 1.6%
    1,000 Advanced Fibre
             Communications, Inc. +                21,000
    2,700 Broadwing, Inc. +                        66,015
      600 CommScope, Inc. +                        14,100
      700 Price Communications
             Corporation +                         14,133
      700 Telephone & Data Systems, Inc.           76,125
                                            -------------
                                                  191,373
                                            -------------

     TIRE AND RUBBER -- 0.3%
      300 Bandag, Inc.                              8,190
      400 Carlisle Companies, Inc.                 13,948
      500 Lancaster Colony Corporation             16,490
                                            -------------
                                                   38,628
                                            -------------

     TOBACCO -- 0.6%
    1,200 R.J. Reynolds Tobacco
             Holdings, Inc.                        65,520
      300 Universal Corporation                    11,898
                                            -------------
                                                   77,418
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     TRUCKING AND FREIGHT FORWARDING -- 1.6%
      600 Airborne, Inc.                    $       6,954
      500 Alexander & Baldwin, Inc.                12,875
      500 Atlas Air, Inc. +                         7,080
    1,000 C.H. Robinson Worldwide, Inc.            27,890
      600 CNF Transportation, Inc.                 16,950
      600 EGL, Inc. +                              10,476
      600 Expeditors International of
             Washington, Inc.                      35,999
      400 Hunt (J.B.) Transport
             Services, Inc.                         7,600
      400 Overseas Shipholding
             Group, Inc.                           12,216
      596 Pittston Brinks Group                    13,285
    1,050 Swift Transportation Co., Inc. +         20,223
      700 Tidewater, Inc.                          26,390
                                            -------------
                                                  197,938
                                            -------------

     UTILITIES -- 3.8%
    1,000 Alliant Energy Corporation               29,150
      300 Black Hills Corporation                  12,069
    1,075 Conectiv                                 23,220
    1,400 Energy East Corporation                  29,274
      400 Hawaiian Electric Industries, Inc.       15,280
      500 Idacorp, Inc.                            17,440
      800 Kansas City Power & Light
             Company                               19,640
    1,300 Montana Power Company                    15,080
    1,800 Northeast Utilities                      37,350
      700 NSTAR                                    29,792
    1,000 OGE Energy Corporation                   22,610
    1,300 Potomac Electric Power
             Company                               27,196
      500 Public Service Company of
             New Mexico                            16,050
    1,100 Puget Energy, Inc.                       28,820
    1,700 Teco Energy, Inc.                        51,850
    1,400 Utilicorp United, Inc.                   42,770
      866 Vectren Corporation                      17,926
    1,400 Wisconsin Energy Corporation             33,278
                                            -------------
                                                  468,795
                                            -------------

TOTAL COMMON STOCKS
   (Cost $10,692,053)                          10,833,760
                                            -------------
    PRINCIPAL
    AMOUNT                                       VALUE
----------------------------------------------------------
U.S. TREASURY BILLS -- 1.6%
   (Cost $195,268)
 $200,000  3.43%++, due 02/28/2002**              195,268
                                            -------------

REPURCHASE AGREEMENT -- 10.6%
   (Cost $1,314,000)
1,314,000   Agreement with State Street
            Bank and Trust Company,
            3.880% dated 06/29/2001,
            to be repurchased at $1,314,425
            on 07/02/2001, collateralized
            by $1,365,000 U.S. Treasury
            Bill, 3.500% maturing 12/31/2001
            (value $1,343,160)                  1,314,000
                                            -------------

OTHER INVESTMENTS***
   (Cost $2,727,584)                22.1%       2,727,584
                                 -------    -------------

TOTAL INVESTMENTS
   (Cost $14,928,905*)             122.1%      15,070,612
OTHER ASSETS AND
LIABILITIES (NET)                  (22.1)      (2,727,936)
                                 -------    -------------

NET ASSETS                         100.0%   $  12,342,676
                                 =======    =============

-----------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
 *** As of June 30, 2001, the market value of the securities on loan is $2,683,929. Collateral received for securities loaned of $2,727,584 is invested in State Street Navigatior Securities Lending Trust-Prime Portfolio.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.

NUMBER OF                                   UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
6        S&P Mid Cap 400 Index,
           September 2001                   $      5,589
                                            ============


                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- 96.1%
     ADVERTISING -- 0.3%
    4,760 ADVO, Inc. +                      $     162,554
    7,500 Penton Media, Inc.                      131,250
                                            -------------
                                                  293,804
                                            -------------

     AEROSPACE AND DEFENSE -- 1.2%
    6,310 AAR Corporation                         107,901
    3,330 Alliant Techsystems, Inc. +             299,367
    5,400 Armor Holdings, Inc. +                   81,000
    7,490 BE Aerospace, Inc. +                    142,684
    9,990 Gencorp, Inc.                           127,872
    8,910 Orbital Sciences Corporation +           34,571
    7,450 Teledyne Technologies, Inc. +           113,240
    2,600 Woodward Governor Company               219,310
                                            -------------
                                                1,125,945
                                            -------------

     AGRICULTURAL MACHINERY -- 0.5%
    8,370 AptarGroup, Inc.                        271,439
    9,050 Delta & Pine Land Company               177,833
    2,730 Lindsay Manufacturing Company            51,870
                                            -------------
                                                  501,142
                                            -------------

     AIR TRAVEL -- 1.0%
   10,120 Atlantic Coast Airlines
             Holdings, Inc. +                     303,499
    6,600 Frontier Airlines, Inc. +                74,712
    7,960 Mesa Air Group, Inc. +                  105,868
    3,190 Midwest Express Holdings,
             Inc. +                                55,346
   13,100 SkyWest, Inc.                           366,800
                                            -------------
                                                  906,225
                                            -------------

     APPAREL AND TEXTILES -- 2.0%
    2,060 Angelica Corporation                     22,660
    3,080 Ashworth, Inc. +                         17,002
    3,800 Christopher & Banks
             Corporation +                        123,880
    4,830 G & K Services                          129,927
    1,530 Haggar Corporation                       15,836
    7,030 Hartmarx Corporation +                   17,645
    2,290 K-Swiss, Inc.                            55,258
    5,320 Kellwood Company                        122,892
    7,740 Nautica Enterprises, Inc. +             158,128
    2,840 Oshkosh B' Gosh, Inc.                    94,430
    1,730 Oxford Industries, Inc.                  38,060
    6,400 Phillips Van Heusen
             Corporation                           92,160
    5,300 Quiksilver, Inc. +                      132,500
    7,500 Russell Corporation                     127,425
    9,770 Stride Rite Corporation                  83,045
    9,220 Timberland Company +                    364,282
    7,400 Wellman, Inc.                           132,460
    9,660 Wolverine World Wide, Inc.              172,624
                                            -------------
                                                1,900,214
                                            -------------

     AUTOMOBILES -- 0.3%
    4,560 Group 1 Automotive, Inc. +              134,976
    2,950 Standard Motor Products, Inc.            39,235
    5,430 Wabash National Corporation              65,703
                                            -------------
                                                  239,914
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT -- 1.6%
    5,770 Clarcor, Inc.                           154,924
   12,960 Copart, Inc. +                          379,080
    3,870 Discount Auto Parts, Inc. +              41,990
    2,770 Insurance Auto Auctions, Inc. +          47,090
    3,500 Midas, Inc.                              44,100
   12,140 O'Reilly Automotive, Inc. +             348,418
   12,500 Pep Boys -- Manny, Moe &
             Jack                                 140,375
    7,090 Standard Pacific Corporation            164,133
    4,960 TBC Corporation +                        47,517
    8,810 Tenneco Automotive, Inc.                 28,721
   10,280 Tower Automotive, Inc. +                105,370
                                            -------------
                                                1,501,718
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 6.4%
    5,400 American Financial
             Holdings, Inc.                       127,440
    5,320 Anchor Bancorp Wisconsin, Inc.           84,588
    6,030 Chittenden Corporation                  202,910
    7,526 Commerce Bancorp, Inc.                  527,573
    9,640 Community First
             Bankshares, Inc.                     221,720
   12,050 Cullen Frost Bankers, Inc.              407,892
    5,400 East West Bancorp, Inc.                 145,800
    3,900 Financial Federal Corporation +         112,983
    6,270 First BanCorp                           169,227
    9,530 First Midwest Bancorp, Inc.             282,564
    4,000 FirstFed Financial Corporation +        119,200
    2,700 GBC Bancorp                              77,085
   10,978 Hudson United Bancorp                   279,939
    5,870 Jefferies Group, Inc.                   190,188
    5,270 MAF Bancorp, Inc.                       161,789

                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BANKING AND FINANCIAL SERVICES -- (CONTINUED)
   10,155 New York Community
             Bancorp, Inc.                  $     382,336
    5,979 Provident Bankshares
             Corporation                          149,116
    6,640 Riggs National Corporation              112,814
    9,930 South Financial Group, Inc.             187,478
    7,700 Southwest Bancorporation of
             Texas, Inc. +                        232,617
    3,650 Southwest Securities Group, Inc.         75,555
    7,800 Staten Island Bancorp, Inc.             217,230
    6,200 Sterling Bancshares, Inc.               118,916
    9,190 Susquehanna Bancshares, Inc.            187,017
   14,545 TrustCo Bank Corporation NY             194,176
    4,400 UCBH Holdings, Inc.                     133,540
    9,740 United Bankshares, Inc.                 261,032
   13,500 Washington Federal, Inc.                331,020
    6,130 Whitney Holding Corporation             287,497
                                            -------------
                                                5,981,242
                                            -------------

     BROADCASTING -- 0.2%
   12,430 General Communication, Inc. +           150,403
                                            -------------

     BUILDING CONSTRUCTION -- 1.0%
    6,620 Apogee Enterprises, Inc.                 82,684
   17,663 D.R. Horton, Inc.                       400,950
    5,550 Hughes Supply, Inc.                     131,257
    1,900 NVR, Inc. +                             281,200
    6,280 Sturm Ruger & Company, Inc.              61,544
                                            -------------
                                                  957,635
                                            -------------

     BUILDING MATERIALS -- 1.3%
    5,600 ABM Industries, Inc.                    208,600
    3,030 Building Materials Holdings
             Corporation +                         46,086
    1,430 Butler Manufacturing Company             35,750
    3,850 Commonwealth Industries, Inc.            17,248
    4,490 Elcor Chemical Corporation               90,923
    7,700 Fleetwood Enterprises                   108,416
    4,370 Florida Rock Industries, Inc.           204,953
    2,230 Lawson Products, Inc.                    65,339
   13,122 Lennox International, Inc.              143,686
    2,810 Simpson Manufacturing
             Company, Inc. +                      170,005
    4,640 Universal Forest Products, Inc.         104,400
                                            -------------
                                                1,195,406
                                            -------------


     BUSINESS SERVICES -- 4.1%
    4,660 Aaron Rents, Inc.                        79,220
    6,400 Administaff, Inc. +                     166,400
    7,690 Bowne & Company, Inc.                    88,435
    8,380 Central Parking Corporation             156,706
    3,800 CUNO, Inc. +                            114,000
    3,000 Davox Corporation +                      24,900
    2,727 Edgewater Technology, Inc. +              9,545
    5,170 Fair, Issac & Company, Inc.             319,609
    9,500 Foster Wheeler Ltd. +                    85,975
    4,630 Franklin Covey Company +                 25,465
    8,518 Global Payments, Inc.                   256,392
    6,090 Gymboree Corporation +                   51,765
    3,100 Hall, Kinion & Associates, Inc. +        24,986
    6,750 Harland (John H.) Company               157,275
    4,500 Heidrick & Struggles
             International, Inc. +                 91,485
    5,100 Information Holdings, Inc. +            164,730
    6,830 Information Resources, Inc. +            70,622
    7,790 Intervoice, Inc. +                       85,690
    2,930 Kronos, Inc. +                          119,984
    9,520 Labor Ready, Inc. +                      49,885
    5,050 MAXIMUS, Inc. +                         202,454
    5,300 On Assignment, Inc. +                    95,400
    9,880 Paxar Corporation +                     142,272
    5,700 Pegasus Solutions, Inc. +                65,835
   11,110 Profit Recovery Group
             International, Inc. +                127,321
    3,660 QRS Corporation +                        60,756
    7,170 Remedy Corporation +                    249,516
   13,355 RSA Security, Inc. +                    413,337
   13,640 Spherion Corporation +                  122,078
    6,500 Standard Register Company               120,250
    4,030 URS Corporation +                       108,810
                                            -------------
                                                3,851,098
                                            -------------

     CHEMICALS -- 1.9%
    5,200 Arch Chemicals, Inc.                    113,516
    6,000 Cambrex Corporation                     303,480
    3,330 Chemfirst, Inc.                          87,246
    7,400 Georgia Gulf Corporation                114,700
    7,410 Macdermid, Inc.                         133,380
    6,150 Mississippi Chemical
             Corporation                           19,004
    5,570 OM Group, Inc.                          313,312
    9,290 Omnova Solutions, Inc.                   67,631
    1,740 Penford Corporation                      20,184
   22,000 PolyOne Corporation                     229,020



                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CHEMICALS -- (CONTINUED)
    2,170 Quaker Chemical                   $      41,230
    6,740 Scotts Company +                        279,373
    3,630 WD-40 Company                            81,457
                                            -------------
                                                1,803,533
                                            -------------

     COMMERCIAL SERVICES -- 0.8%
    3,900 F.Y.I., Inc. +                          159,900
    5,200 Kroll-O'Gara Company +                   49,192
    3,600 MemberWorks, Inc. +                      83,304
    5,030 Pre-Paid Legal Services, Inc. +         110,660
    3,300 StarTek, Inc. +                          74,580
    9,540 Tetra Tech, Inc. +                      259,488
                                            -------------
                                                  737,124
                                            -------------

     COMMUNICATION EQUIPMENT -- 0.4%
    2,800 Brooktrout, Inc. +                       21,616
   17,270 DMC Stratex Networks, Inc. +            172,700
    6,340 Proxim, Inc. +                           89,394
    5,100 ViaSat, Inc. +                          121,788
                                            -------------
                                                  405,498
                                            -------------

     COMMUNICATION SERVICES -- 0.5%
    6,800 Arbitron, Inc. +                        163,880
   12,110 Aspect Communications
             Corporation +                         84,649
    4,000 Boston Communications
             Group, Inc. +                         57,600
   13,050 Brightpoint, Inc. +                      37,845
    7,600 Captaris, Inc. +                         15,808
    8,400 Pac-West Telecomm, Inc. +                16,296
   12,000 Pinnacle Systems, Inc. +                 72,600
                                            -------------
                                                  448,678
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 1.3%
    9,790 American Management
             Systems, Inc. +                      231,044
   10,560 Auspex Systems, Inc. +                   75,398
    7,100 Cymer, Inc. +                           179,559
    3,610 Digi International, Inc. +               31,551
    5,300 Elantec Semiconductor,Inc. +            179,087
    5,200 Gerber Scientific, Inc.                  56,940
    9,695 Insight Enterprises, Inc. +             237,528
    8,400 International FiberCom, Inc. +           21,000
   19,110 SONICblue, Inc. +                        63,063
    3,730 Standard Microsystems
             Corporation +                         66,767
    3,520 Volt Information Sciences, Inc. +        61,600
                                            -------------
                                                1,203,537
                                            -------------


     COMPUTER HARDWARE, SOFTWARE
     OR SERVICES -- 5.5%
   23,100 Adaptec, Inc.                           229,614
    5,620 Analysts International
             Corporation                           25,065
    7,200 Aspen Technology, Inc. +                174,240
    8,800 Avant! Corporation +                    117,040
    6,070 Avid Technology, Inc. +                  95,299
    4,920 BARRA, Inc. +                           192,618
    3,700 Bell Microproducts, Inc. +               44,252
    4,520 Black Box Corporation +                 304,467
    2,600 CACI, Inc., Class A +                   122,200
    5,100 Carreker Corporation +                  109,650
    3,000 Catapult Communications
             Corporation +                         67,500
    8,150 Cerner Corporation +                    342,300
   13,350 Ciber, Inc. +                           126,825
    4,850 Computer Task Group, Inc.                17,654
    3,890 Concord Communications, Inc. +           35,010
    5,600 ePresence, Inc. +                        20,608
    7,760 FactSet Research Systems, Inc.          277,032
    8,300 FileNET Corporation +                   122,840
   13,600 Harmonic, Inc. +                        136,000
    8,080 HNC Software, Inc.                      202,000
    5,900 Hutchinson Technology, Inc. +           112,395
    7,540 Hyperion Solutions
             Corporation +                        113,100
    6,220 Insituform Technologies, Inc. +         227,030
    5,740 Inter-Tel, Inc.                          68,363
    3,400 MapInfo Corporation +                    74,800
    5,100 Mercury Computer
             Systems, Inc. +                      252,450
    4,050 MICROS Systems, Inc. +                   89,100
    5,200 MRO Software, Inc. +                     82,160
    6,700 NYFIX, Inc. +                           214,065
    4,500 PC-Tel, Inc. +                           41,445
    5,900 Phoenix Technologies Ltd. +              86,140
    8,280 Progress Software Corporation +         134,136
    6,500 Radiant Systems, Inc. +                 104,780
    4,000 RadiSys Corporation +                    91,400
    6,100 Rainbow Technologies, Inc. +             34,099
   27,900 Read-Rite Corporation +                 148,707
    3,800 Roxio, Inc. +                            49,400
    3,600 SCM Microsystems, Inc. +                 37,440
    3,200 SPSS, Inc. +                             50,592
    7,700 Systems & Computer
             Technology Corporation +              69,685
    8,070 Verity, Inc. +                          160,997
    7,400 Visual Networks, Inc. +                  64,750
    4,020 ZixIt Corporation +                      36,783
                                            -------------
                                                5,106,031
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CONGLOMERATES -- 0.1%
    5,230 Triarc Companies, Inc. +          $     137,026
                                            -------------

     CONSTRUCTION AND MINING EQUIPMENT -- 0.4%
    4,470 CDI Corporation +                        75,945
    5,260 Kaman Corporation                        93,102
    3,420 Material Sciences Corporation +          33,790
    4,850 Regal Beloit Corporation                100,880
    5,780 Valmont Industries, Inc.                105,196
                                            -------------
                                                  408,913
                                            -------------

     CONTRACT SALES AND RESEARCH
     ORGANIZATIONS -- 0.4%
   12,100 Pharmaceutical Product
             Development, Inc. +                  369,171
                                            -------------

     DIVERSIFIED INDUSTRIAL -- 0.8%
    4,825 Esterline Technologies
             Corporation +                        104,944
    6,920 Griffon Corporation +                    76,120
    9,780 JLG Industries, Inc.                    120,783
    7,220 Roper Industries, Inc.                  301,435
    3,030 SPS Technologies, Inc. +                143,622
                                            -------------
                                                  746,904
                                            -------------

     DRUGS AND HEALTH CARE -- 9.9%
    6,050 Accredo Health, Inc. +                  224,999
    7,030 AdvancePCS +                            450,271
   11,550 Alliance Pharmaceutical
             Corporation +                         25,988
    9,440 Alpharma, Inc.                          257,240
    4,700 ArQule, Inc. +                          101,802
    5,200 ArthroCare Corp. +                      135,980
   13,420 Bio Technology General
             Corporation +                        175,802
   11,640 Cephalon, Inc. +                        820,620
    2,330 Chemed Corporation                       84,206
    3,380 Cooper Companies, Inc.                  173,732
   15,180 Coventry Health Care, Inc. +            306,636
    4,350 CryoLife, Inc. +                        177,959
    6,570 Cygnus, Inc. +                           67,343
    6,000 Enzo Biochem, Inc.                      205,800
    5,900 Haemonetics Corporation +               179,950
    7,690 Idexx Laboratories, Inc. +              240,312
    3,700 IMPATH, Inc. +                          163,910
    4,800 INAMED Corporation +                    127,200
    7,150 Invacare Corporation                    276,204
    7,040 Medicis Pharmaceutical Corporation,
             Class A +                            373,120
    5,580 Mentor Corporation                      159,030
    4,900 MGI Pharma, Inc. +                       61,250
    3,810 Natures Sunshine Products, Inc.          45,072
   15,300 NBTY, Inc. +                            190,332
    5,170 Noven Pharmaceuticals, Inc. +           202,664
    8,030 Organogenesis, Inc. +                    59,422
   11,540 Orthodontic Centers of
             America, Inc. +                      350,701
    3,290 Osteotech, Inc. +                        14,970
    7,820 Owens & Minor, Inc.                     148,580
    5,810 PAREXEL International
             Corporation +                        113,295
   15,820 Patterson Dental Company +              522,060
    5,480 Pediatrix Medical Group, Inc. +         181,936
   10,580 Prime Hospitality Corporation +         125,373
    7,300 Province Healthcare Company +           257,617
   10,160 Regeneron Pharmaceuticals,
             Inc. +                               352,044
   11,090 Renal Care Group, Inc. +                364,750
    7,130 Respironics, Inc. +                     212,189
    6,480 Sierra Health Services, Inc. +           45,425
    2,290 Spacelabs, Inc. +                        27,938
    8,850 Sybron Dental Specialties, Inc. +       181,336
    5,700 Syncor International
             Corporation +                        176,700
    5,170 Ultratech Stepper, Inc. +               132,611
   14,040 Universal Health Services, Inc. +       638,820
    3,020 Vital Signs, Inc.                        99,811
                                            -------------
                                                9,233,000
                                            -------------

     ELECTRIC UTILITIES -- 1.4%
   11,100 Avista Corporation                      221,778
    1,740 Bangor Hydro Electric Company            46,249
    2,670 Central Vermont Public Service           50,490
    3,780 CH Energy Group, Inc.                   166,131
    1,270 Green Mountain Power
             Corporation                           20,269
    5,540 NorthWestern Corporation                124,096
    8,100 RGS Energy Group, Inc.                  303,750
    3,390 UIL Holdings Corporation                164,720
    7,800 UniSource Energy Corporation            179,166
                                            -------------
                                                1,276,649
                                            -------------

     ELECTRICAL EQUIPMENT -- 4.1%
    7,400 Advanced Energy
             Industries, Inc. +                   305,398
    8,450 Anixter International, Inc. +           259,415
    3,300 AstroPower, Inc. +                      172,062



                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRICAL EQUIPMENT -- (CONTINUED)
    7,100 ATMI, Inc. +                      $     213,000
    5,300 Aware, Inc. +                            47,700
   22,700 Axcelis Technologies, Inc. +            335,960
    7,960 Baldor Electric Company                 170,105
    4,290 Barnes Group, Inc.                      105,963
    2,500 Bel Fuse, Inc.                           83,125
    5,780 Belden, Inc.                            154,615
    4,560 Benchmark Electronics, Inc. +           111,081
    6,080 C&D Technologies, Inc.                  188,480
   10,295 Cable Design Technologies
             Corporation +                        166,367
    6,470 Coherent, Inc. +                        234,020
    5,310 Helix Technology Corporation            161,849
    5,300 MagneTek, Inc. +                         66,250
    4,495 Park Electrochemical
             Corporation                          118,668
    6,500 Power Integrations, Inc. +              101,400
    2,900 Supertex, Inc. +                         35,786
    5,565 Symmetricom, Inc. +                      81,472
    7,920 Technitrol, Inc.                        205,920
    3,540 Thomas Industries, Inc.                 104,430
    7,600 Varian Semiconductor
             Equipment Associates, Inc. +         319,200
    6,260 Watsco, Inc.                             88,266
                                            -------------
                                                3,830,532
                                            -------------

     ELECTRONICS -- 5.9%
    5,500 Actel Corporation +                     135,025
   13,950 Aeroflex, Inc. +                        146,475
   10,000 Alliance Semiconductor
             Corporation +                        120,200
   10,130 Alpha Industries, Inc. +                299,341
    3,040 Analogic Corporation                    138,472
    9,570 APW Ltd. +                               97,136
    8,910 Artesyn Technologies, Inc. +            114,939
    5,300 Audiovox Corporation +                   58,830
    5,200 AXT, Inc. +                             138,840
    6,400 BMC Industries, Inc.                     38,400
    7,520 C Cor Electronics, Inc. +                90,240
    7,120 Checkpoint Systems, Inc. +              126,736
    4,800 Cohu, Inc.                              108,000
    6,510 CTS Corporation                         133,455
    5,210 Dionex Corporation +                    173,232
    4,200 DuPont Photomasks, Inc. +               202,650
    6,300 Electro Scientific
             Industries, Inc. +                   240,030
    4,900 Electroglas, Inc. +                      86,730
   10,000 ESS Technology, Inc. +                  106,000
    8,880 General Semiconductor, Inc. +            92,885
   11,930 Input/Output, Inc. +                    151,511
    3,592 Intermagnetics General
             Corporation                          116,381
    3,610 Itron, Inc. +                            68,482
    3,700 Keithley Instruments, Inc.               78,810
   15,200 Kopin Corporation +                     184,528
   11,500 Kulicke & Soffa
             Industries, Inc. +                   197,340
    3,900 Meade Instruments
             Corporation +                         26,247
    8,330 Methode Electronics, Inc.,
             Class A                               71,638
    3,300 Microsemi Corporation +                 234,300
    5,160 Network Equipment
             Technologies +                        16,512
    5,900 Pericom Semiconductor
             Corporation +                         92,748
    3,000 Photon Dynamics, Inc. +                  94,200
    6,970 Photronic, Inc. +                       178,850
    6,490 Pioneer-Standard
             Electronics, Inc.                     83,072
    3,600 Rogers Corporation +                     95,400
    3,300 SBS Technologies, Inc. +                 62,436
    8,140 SLI, Inc.                                67,155
   15,038 Stratos Lightwave, Inc. +               195,494
    5,009 Three-Five Systems, Inc. +               90,062
    4,840 Titan International, Inc.                19,747
    5,720 Trimble Navigation Ltd. +               111,483
    9,620 Valence Technology, Inc. +               61,857
    9,870 Vicor Corporation +                     160,881
    7,360 Zebra Technologies
             Corporation +                        361,523
                                            -------------
                                                5,468,273
                                            -------------

     ENTERTAINMENT -- 0.5%
    2,800 4Kids Entertainment, Inc. +              53,620
    3,520 Anchor Gaming +                         227,462
    8,830 Midway Games, Inc. +                    163,355
    6,050 Pinnacle Entertainment, Inc. +           44,468
                                            -------------
                                                  488,905
                                            -------------

     FOOD AND BEVERAGES -- 2.5%
    4,100 American Italian Pasta
             Company +                            190,240
    2,060 Coca-Cola Bottling Company               81,061
    9,860 Constellation Brands, Inc.,
             Class A +                            404,260





                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------



SHARES                                              VALUE
-----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FOOD AND BEVERAGES -- (CONTINUED)
    8,300 Corn Products International, Inc.   $   265,600
    9,920 Earthgrains Company                     257,920
    7,900 Hain Celestial Group, Inc. +            173,800
    4,400 International Multifoods
             Corporation                           91,300
    4,050 Ionics, Inc. +                          127,575
    1,970 J&J Snack Foods Corporation +            43,636
    2,690 Nash Finch Company                       63,484
    7,030 Ralcorp Holdings, Inc. +                131,742
   12,390 Smithfield Foods, Inc. +                499,317
                                              -----------
                                                2,329,935
                                              -----------

     FOOD DISTRIBUTION -- 0.4%
    8,540 Performance Food Group
             Company +                            235,277
    4,340 United Natural Foods, Inc. +             90,923
                                              -----------
                                                  326,200
                                              -----------

     FOREST PRODUCTS -- 0.1%
    2,800 Deltic Timber Corporation                80,640
                                              -----------

     HEALTH MANAGEMENT SYSTEMS -- 0.5%
   11,200 Mid Atlantic Medical
             Services, Inc. +                     200,816
    7,860 National Data Corporation               254,664
                                              -----------
                                                  455,480
                                              -----------

     HOMEBUILDERS -- 1.1%
   11,150 Champion Enterprises, Inc. +            126,887
    4,400 Del Webb Corporation +                  170,236
    5,691 M.D.C. Holdings, Inc.                   201,461
    3,110 Ryland Group, Inc.                      157,366
    8,580 Toll Brothers, Inc. +                   337,280
                                              -----------
                                                  993,230
                                              -----------

     HOTELS AND RESTAURANTS -- 2.8%
    8,625 Applebee's International, Inc.          276,000
    8,800 Aztar Corporation +                     106,480
    6,490 CEC Entertainment, Inc. +               320,281
   11,145 Cheesecake Factory +                    315,403
    4,710 IHOP Corporation +                      126,464
    9,140 Jack in the Box, Inc. +                 238,554
    5,030 Landry's Seafood
             Restaurants, Inc.                     85,510
    5,210 Luby's Cafeterias, Inc.                  51,006
    6,800 Marcus Corporation                       94,860
    4,350 O 'Charley's Inc. +                      84,303
    2,800 P. F. Chang's China Bistro, Inc. +      106,120
    3,220 Panera Bread Company +                  101,655
    5,000 Rare Hospitality
             International, Inc. +                113,000
   14,980 Ruby Tuesday, Inc.                      256,158
    7,090 Ryans Family Steak
             Houses, Inc. +                        86,853
    6,190 Sonic Corporation +                     196,409
    6,737 The Steak n Shake Company +              62,317
                                              -----------
                                                2,621,373
                                              -----------

     HOUSEHOLD APPLIANCES AND
     HOME FURNISHINGS -- 1.6%
    5,400 Applica, Inc. +                          42,984
    2,730 Bassett Furniture Industries, Inc.       34,343
    9,250 Ethan Allen Interiors, Inc.             300,625
    7,350 Fedders USA, Inc.                        38,220
    7,540 Harman International
             Industries, Inc.                     287,199
   11,940 Interface, Inc.                          89,550
   14,100 La-Z-Boy, Inc.                          260,850
    3,560 Libbey, Inc.                            141,368
    1,640 National Presto Industries, Inc.         48,708
    3,240 Royal Appliance Manufacturing
             Company +                             19,699
    2,700 Salton, Inc. +                           48,060
    4,200 Springs Industries, Inc.                185,220
                                              -----------
                                                1,496,826
                                              -----------

     INDUSTRIAL MACHINERY -- 2.4%
    5,540 A.O. Smith Corporation                   99,166
    5,050 Briggs & Stratton Corporation           212,605
    4,100 Brooks Automation, Inc. +               189,010
   10,150 Cognex Corporation +                    343,577
    3,490 Flow International Corporation +         37,692
    3,610 Gardner Denver, Inc. +                   74,186
    7,230 Graco, Inc.                             238,590
    7,090 IDEX Corporation                        241,060
    5,650 Manitowoc, Inc.                         166,675
    7,800 Milacron, Inc.                          122,226
    3,900 Oshkosh Truck Corporation               172,575
    2,580 Robbins & Myers, Inc.                    72,756
    7,080 SpeedFam-IPEC, Inc. +                    22,585
    2,840 Standex International
             Corporation                           67,024
    6,170 Watts Industries, Inc.                  104,582
    4,960 X-Rite, Inc.                             43,846
                                              -----------
                                                2,208,155
                                              -----------





                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
-----------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     INSURANCE -- 2.3%
    4,738 Delphi Financial Group, Inc.      $     182,413
   18,280 Fidelity National Financial, Inc.       449,140
   15,230 First American Financial
             Corporation                          288,456
   16,520 Fremont General Corporation             107,380
    3,150 Hilb, Rogal and Hamilton
             Company                              137,812
    4,200 LandAmerica Financial
             Group, Inc.                          133,770
    9,750 Mutual Risk Management Ltd.              86,775
    3,200 Philadelphia Consolidated
             Holding Corporation +                111,296
    2,300 RLI Corporation                         103,316
    2,200 SCPIE Holdings, Inc.                     44,440
    5,920 Selective Insurance Group, Inc.         157,946
    8,600 Trenwick Group Ltd.                     197,112
    4,100 Zenith National Insurance
             Corporation                          110,700
                                              -----------
                                                2,110,556
                                              -----------

     INVESTMENT COMPANIES -- 0.5%
   11,210 Raymond James Financial, Inc.           343,026
    5,700 Tucker Anthony Sutro
             Corporation                          125,400
                                              -----------
                                                  468,426
                                              -----------

     LEISURE TIME -- 0.9%
    3,790 Action Performance
             Companies, Inc. +                     94,750
    4,170 K2, Inc. +                               47,663
    4,050 SCP Pool Corporation +                  139,482
    4,950 THQ, Inc. +                             295,169
    7,400 WMS Industries, Inc. +                  238,058
                                              -----------
                                                  815,122
                                              -----------

     MACHINERY -- 0.2%
    4,560 Applied Industrial
             Technologies, Inc.                    86,412
    4,570 Astec Industries, Inc. +                 78,832
                                              -----------
                                                  165,244
                                              -----------

     MACHINERY -- TOOLS -- 0.1%
    2,940 Toro Company                            132,153
                                              -----------

     MEDICAL INSTRUMENTS AND SUPPLIES -- 2.7%
    3,600 CONMED Corporation +                     93,780
    3,420 Datascope Corporation                   157,628
    6,540 Diagnostic Products Corporation         217,128
    3,620 Hologic, Inc. +                          24,616
    3,100 Polymedica Corporation +                125,550
   10,580 Priority Healthcare Corporation +       299,202
    7,300 ResMed, Inc. +                          369,015
    5,500 Sola International, Inc. +               77,605
    3,900 SurModics, Inc. +                       229,320
    9,700 Techne Corporation +                    315,250
    6,890 Theragenics Corporation +                76,961
    7,730 Varian Medical Systems, Inc. +          552,695
                                              -----------
                                                2,538,750
                                              -----------

     MEDICAL SERVICES -- 0.8%
   15,010 Advanced Tissue Sciences, Inc. +         75,050
    1,610 Curative Health Services, Inc. +         10,143
    9,260 Dendrite International, Inc. +          102,786
   15,220 Hooper Holmes, Inc.                     156,005
    4,000 RehabCare Group, Inc. +                 192,800
   22,140 US Oncology, Inc. +                     196,825
                                              -----------
                                                  733,609
                                              -----------

     MINING -- 0.8%
    3,860 Brush Wellman, Inc.                      61,760
    2,400 Cleveland-Cliffs, Inc.                   44,400
   17,300 Massey Energy Company                   341,848
    9,020 Stillwater Mining Company +             263,835
                                              -----------
                                                  711,843
                                              -----------

     MOBILE HOMES -- 0.5%
    3,680 Coachmen Industries, Inc.                48,760
    4,460 Monaco Coach Corporation +              148,072
    1,970 Skyline Corporation                      53,584
    2,820 Thor Industries, Inc.                    92,975
    4,800 Winnebago Industries, Inc.              147,600
                                              -----------
                                                  490,991
                                              -----------

     NON-FERROUS METALS -- 0.3%
    3,000 Commercial Metals Company                96,090
    3,770 Imco Recycling, Inc.                     26,767
    4,940 RTI International Metals, Inc. +         75,335
    2,860 Wolverine Tube, Inc. +                   47,390
                                              -----------
                                                  245,582
                                              -----------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.6%
    3,970 A.T. Cross Company +                     26,400
    2,890 New England Business
             Service, Inc.                         55,488
    7,800 United Stationers, Inc. +               246,168
    5,320 W.H. Brady Company                      192,212
                                              -----------
                                                  520,268
                                              -----------


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     OIL AND GAS -- 7.1%
    9,450 Atmos Energy Corporation            $   231,147
    7,810 Barrett Resources Corporation +         460,790
    6,900 Cabot Oil & Gas Corporation,
             Class A                              168,360
    2,550 Cascade Natural Gas Corporation          54,315
    7,200 Energen Corporation                     198,720
    4,260 HS Resources, Inc. +                    276,048
    3,300 Key Production Company, Inc. +           54,945
    4,400 Laclede Gas Company                     111,760
   10,300 Louis Dreyfus Natural Gas
             Corporation +                        358,955
    4,120 New Jersey Resources
             Corporation                          186,224
   10,470 Newfield Exploration
             Company +                            335,668
    5,910 Northwest Natural Gas Company           147,159
    3,900 Nuevo Energy Company +                   63,570
    3,200 NUI Corporation                          73,856
    5,510 Oceaneering International, Inc. +       114,333
    4,600 Patina Oil & Gas Corporation            121,900
   12,712 Philadelphia Suburban
             Corporation                          324,156
    7,550 Piedmont Natural Gas, Inc.              268,176
    4,090 Plains Resources, Inc. +                 98,160
   12,520 Pogo Producing Company                  300,480
   17,260 Pride International, Inc. +             327,940
    5,060 Remington Oil & Gas
             Corporation +                         96,140
    5,890 Seitel, Inc. +                           77,159
   11,985 Southern Union Company +                244,494
    7,440 Southwest Gas Corporation               176,179
    5,900 Southwestern Energy Company              72,275
    6,620 St. Mary Land & Exploration
             Company                              154,643
    6,140 Stone Energy Corporation +              272,002
    5,800 Swift Energy Company +                  174,754
    9,100 Tom Brown, Inc. +                       218,400
    6,300 UGI Corporation                         170,100
   14,710 Vintage Petroleum, Inc.                 275,077
   28,760 XTO Energy, Inc.                        412,706
                                              -----------
                                                6,620,591
                                              -----------

     OIL EQUIPMENT AND SERVICES -- 1.1%
    3,200 Atwood Oceanics, Inc. +                 112,320
    7,600 Cal Dive International, Inc. +          186,960
    4,000 Dril-Quip, Inc. +                        86,120
    5,800 Lone Star Technologies, Inc. +          209,960
    4,715 SEACOR SMIT, Inc. +                     220,379
    7,450 Veritas DGC, Inc. +                     206,738
                                              -----------
                                                1,022,477
                                              -----------


     PAPER -- 0.4%
    8,030 Buckeye Technologies, Inc. +            115,632
    6,510 Caraustar Industries, Inc.               59,892
    3,500 Chesapeake Corporation                   86,625
    3,740 Lydall, Inc. +                           44,880
    3,210 Pope & Talbot, Inc.                      41,441
                                              -----------
                                                  348,470
                                              -----------

     PHOTOGRAPHY -- 0.1%
    6,400 Concord Camera Corporation +             37,760
    1,810 CPI Corporation                          44,345
    3,500 Innovex, Inc.                            12,845
   10,900 Polaroid Corporation                     28,340
                                              -----------
                                                  123,290
                                              -----------

     PLASTICS -- 0.2%
    8,900 Tredegar Industries, Inc.               170,435
                                              -----------

     POLLUTION CONTROL -- 0.1%
    3,260 Tetra Technologies, Inc. +               79,707
                                              -----------

     PUBLISHING -- 0.1%
    3,040 Consolidated Graphics, Inc. +            51,680
    3,390 Nelson Thomas, Inc.                      23,832
                                              -----------
                                                   75,512
                                              -----------

     RAILROADS AND EQUIPMENT -- 0.2%
   13,700 Kansas City Southern
             Industries, Inc. +                   216,460
                                              -----------

     RECREATION -- 0.8%
    5,640 Arctic Cat, Inc.                         81,780
    6,800 Bally Total Fitness Holding
             Corporation +                        201,348
    2,420 Huffy Corporation                        23,329
    5,510 Polaris Industries, Inc.                252,358
    4,740 Russ Berrie & Company, Inc.             139,356
                                              -----------
                                                  698,171
                                              -----------

     RETAIL -- 4.9%
   12,049 99 Cents Only Stores +                  360,868
    6,760 AnnTaylor Stores Corporation +          242,008
    4,040 Brown Shoe Company, Inc.                 72,922
   10,400 Burlington Coat Factory
             Warehouse Corporation                208,000
    5,830 Cash America International, Inc.         49,555
    5,870 Cato Corporation                        114,582
    6,250 Chico's FAS, Inc. +                     185,937
    4,930 Cost Plus, Inc. +                       147,900
    3,000 Department 56, Inc. +                    22,950




                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RETAIL -- (CONTINUED)
    3,170 Enesco Group, Inc.                  $    19,179
    3,000 Factory 2-U Stores, Inc. +               88,050
    4,670 Footstar, Inc. +                        160,648
    6,990 Fossil, Inc. +                          145,042
    5,100 Genesco, Inc. +                         171,360
    7,540 Goody's Family Clothing, Inc. +          30,235
    2,930 Gottschalks, Inc. +                       9,669
    4,080 Hancock Fabrics, Inc.                    36,516
    4,800 Hot Topic, Inc. +                       149,280
    4,240 Jo-Ann Stores, Inc. +                    17,172
    9,490 Linens 'N Things, Inc. +                259,267
    4,490 Mayor's Jewelers, Inc. +                 18,634
    7,460 Michaels Stores, Inc. +                 305,860
    7,640 Pacific Sunwear of California +         171,365
   22,590 Pier 1 Imports, Inc.                    259,785
    9,660 Regis Corporation                       202,763
    4,100 School Specialty, Inc. +                105,985
    6,700 Shopko Stores, Inc. +                    48,776
    9,700 Stein Mart, Inc. +                      100,298
    4,310 The Dress Barn +                         98,053
    9,590 The Men's Wearhouse, Inc. +             264,684
    3,370 The Wet Seal, Inc.                      116,636
    2,600 Ultimate Electronics, Inc. +             84,292
    8,070 Zale Corporation +                      271,959
                                              -----------
                                                4,540,230
                                              -----------

     RETAIL GROCERY -- 1.1%
   11,620 Casey's General Stores, Inc.            151,060
   10,260 Fleming Companies, Inc.                 366,282
    9,000 Great Atlantic & Pacific Tea
             Company, Inc.                        133,200
   12,520 Whole Foods Market, Inc. +              339,292
                                              -----------
                                                  989,834
                                              -----------

     SAVINGS AND LOAN -- 0.6%
   12,040 Commercial Federal Corporation          278,124
    6,630 Downey Financial Corporation            313,334
                                              -----------
                                                  591,458
                                              -----------

     SCHOOLS -- 0.5%
    5,000 Corinthian Colleges, Inc. +             235,350
    5,500 ITT Educational Services, Inc. +        247,500
                                              -----------
                                                  482,850
                                              -----------

     STEEL -- 1.4%
    1,970 Amcast Industrial Corporation            16,844
    3,280 Castle A M Company                       44,214
    5,920 Intermet Corporation                     33,448
    7,840 Mueller Industries, Inc. +              258,014
    3,190 Quanex Corporation                       82,621
    7,170 Reliance Steel & Aluminum
             Company                              181,042
    9,600 Shaw Group, Inc. +                      384,960
   10,700 Steel Dynamics, Inc. +                  133,750
    2,360 Steel Technologies, Inc.                 16,827
    4,850 Texas Industries, Inc.                  166,792
                                              -----------
                                                1,318,512
                                              -----------

     TELECOMMUNICATIONS -- 0.4%
    6,610 Allen Group, Inc. +                      99,150
    3,700 Metro One Telecommunications,
             Inc. +                               240,019
                                              -----------
                                                  339,169
                                              -----------

     TIRE AND RUBBER -- 0.1%
    5,025 Myers Industries, Inc.                   75,877
                                              -----------

     TOBACCO -- 0.2%
   10,390 Dimon, Inc.                             103,900
    3,440 Schweitzer-Mauduit
             International, Inc.                   81,184
                                              -----------
                                                  185,084
                                              -----------

     TOYS -- 0.1%
    4,200 JAKKS Pacific, Inc. +                    78,540
                                              -----------

     TRUCKING AND FREIGHT FORWARDING -- 1.7%
    4,800 Arkansas Best Corporation +             110,640
    5,800 Arnold Industries, Inc.                 112,288
    5,000 Forward Air Corporation +               149,750
    7,413 Heartland Express, Inc. +               169,005
    5,590 Kirby Corporation +                     137,794
    2,010 Landstar Systems, Inc. +                136,720
    4,960 Offshore Logistics, Inc. +               94,240
    4,500 Roadway Express, Inc.                   106,965
    6,170 US Freightways Corporation              182,015
   11,010 Werner Enterprises, Inc.                266,992
    5,700 Yellow Corporation +                    108,186
                                              -----------
                                                1,574,595
                                              -----------
     UTILITIES -- WATER -- 0.1%
    2,370 American States Water Company            80,580
                                              -----------

TOTAL COMMON STOCKS
   (Cost $82,083,964)                          89,324,745
                                              -----------


                        See Note to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

PRINCIPAL
AMOUNT                                              VALUE
-------------------------------------------------------------
U.S. TREASURY BILL -- 0.2%
   (Cost $195,268)
 $200,000 3.43% ++, 02/28/2002**            $     195,268
                                            -------------

REPURCHASE AGREEMENT -- 3.3%
   (Cost $3,035,000)
3,035,000    Agreement with State Street
             Bank and Trust Company,
             3.880% dated 06/29/2001,
             to be repurchased at $3,035,981
             on 07/02/2001, collateralized
             by $3,155,000 U.S. Treasury
             Note, 3.530% maturing
             12/27/2001
             (value $3,099,787)                 3,035,000
                                            -------------
OTHER INVESTMENTS***
   (Cost $19,681,955)               21.2%      19,681,955
                                 --------   -------------



TOTAL INVESTMENTS
   (Cost $104,996,187*)            120.8%     112,236,968
OTHER ASSETS AND
LIABILITIES (NET)                  (20.8)     (19,347,869)
                                 -------    -------------

NET ASSETS                         100.0%   $  92,889,099
                                 =======    =============


-----------------------------------------------------------------------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
 *** As of June 30, 2001, the market value of the securities on loan is $19,514,725. Collateral received for securities loaned includes $40,648 invested in U.S. government securities and the remaining $19,641,307 invested in State Street Navigator Securities Lending Trust-Prime Portfolio.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.

NUMBER OF                                   UNREALIZED
CONTRACTS                                   APPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
14       Russell 2000 Index Futures
           September 2001                   $     95,872
                                            ============



                       See Notes to Financial Statements

               Munder Institutional Short Term Treasury Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.1%
     U.S. TREASURY NOTES -- 98.1%
$        850,000     6.625% due 07/31/2001                                                             $        852,200
       2,000,000     6.250% due 10/31/2001                                                                    2,016,484
       2,000,000     6.125% due 12/31/2001                                                                    2,023,310
       1,200,000     6.250% due 02/28/2002                                                                    1,219,415
       2,500,000     6.625% due 03/31/2002                                                                    2,551,140
       1,200,000     6.500% due 05/31/2002                                                                    1,228,105
       1,500,000     6.250% due 06/30/2002                                                                    1,534,095
       1,200,000     6.250% due 08/31/2002                                                                    1,230,197
       1,300,000     5.750% due 11/30/2002                                                                    1,328,678
       1,400,000     5.625% due 12/31/2002                                                                    1,430,106
       1,250,000     5.500% due 01/31/2003                                                                    1,275,016
       1,450,000     6.250% due 02/15/2003                                                                    1,496,226
       1,400,000     5.500% due 02/28/2003                                                                    1,428,928
       1,650,000     5.750% due 04/30/2003                                                                    1,692,910
         900,000     5.375% due 06/30/2003                                                                      918,482
       1,650,000     5.750% due 08/15/2003                                                                    1,696,066
       1,300,000     5.875% due 02/15/2004                                                                    1,343,262
       1,300,000     5.250% due 05/15/2004                                                                    1,322,852
                                                                                                       ----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $26,159,322)                                                                                        26,587,472
                                                                                                       ----------------


REPURCHASE AGREEMENT -- 0.2%
   (Cost $45,850)
          45,850     Agreement with Lehman Brothers Holdings Inc.,
                     3.940% dated 06/29/2001, to be repurchased at
                     $45,865 on 07/02/2001, collateralized by $50,000
                     U.S. Treasury Note, 5.000% maturing 02/15/2011
                     (value $49,691)                                                                             45,850
                                                                                                       ----------------

TOTAL INVESTMENTS (Cost $26,205,172*)                                                      98.3%             26,633,322
OTHER ASSETS AND LIABILITIES (NET)                                                          1.7                 451,316
                                                                                      ---------        ----------------

NET ASSETS                                                                                100.0%       $     27,084,638
                                                                                      =========        ================




--------------------
   * Aggregate cost for Federal tax purposes.




                       See Notes to Financial Statements

               Munder Institutional Money Market Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)

               -----------------------------------------------------------------

                                                                              RATING
     PRINCIPAL                                                        -------------------------
      AMOUNT                                                          S&P               MOODY'S           VALUE
-------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 14.7%
      $5,000,000     Bayerische Landesbank
                        5.250% due 01/22/2002                          A1/A+            P1/Aa3         $      5,000,000
       5,000,000     Canadian Imperial Commerce Bank
                        3.840% due 06/21/2002                          A1+/AA-          P1/Aa3                4,999,525
       5,000,000     Deutsche Bank Fina
                        4.630% due 11/27/2001                          A1+/AA           P1/Aa3                4,904,185
      10,000,000     International Nederlanden U.S. Funding
                        3.960% due 11/13/2001                          A1+/AA-          P1/Aa2                9,851,500
       5,000,000     National Westminster Bank PLC
                        5.210% due 02/20/2002                          A-1+             PRIM1                 5,000,000
       5,000,000     UBS AG
                        6.890% due 08/20/2001+                         A-1+/AA+         P1/Aa1                4,999,806
      10,000,000     UBS Finance, Inc.
                        4.140% due 07/02/2001                          A-1+             PRIM1                 9,998,850
                                                                                                       ----------------
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $44,753,866)                                                                                        44,753,866
                                                                                                       ----------------

COMMERCIAL PAPER -- 50.9%
                     CXC, Inc.:
       5,000,000        3.810% due 09/06/2001                          A-1+/NR          P1/NR                 4,964,546
       5,000,000        3.930% due 08/01/2001                          A-1+/NR          P1/NR                 4,983,079
       5,000,000     Dresdner U.S. Finance, Inc.
                        4.190% due 07/23/2001                          A-1+/NR          P1/NR                 4,987,197
       5,000,000     Ford Motor Credit Company
                        4.600% due 07/05/2001                          A-1              PRIM1                 4,997,444
       5,000,000     Golden Funding Corporation
                        3.980% due 07/17/2001**                        A1/NR            P1/NR                 4,991,156
      10,000,000     International Lease Finance Corporation
                        3.770% due 08/10/2001+                         A1+/A+           P1/A1                 9,958,111
      10,000,000     Koch Industries, Inc.
                        4.120% due 07/02/2001**                        A1+/AA+          P1/NR                 9,998,856
      10,000,000     Marsh & McLennan Companies, Inc.
                        3.770% due 09/04/2001                          A-1+/AA-         P1/NR                 9,931,931
      10,000,000     Merrill Lynch & Company, Inc.
                        4.120% due 07/02/2001                          A-1+             PRIM1                 9,998,856
      10,000,000     Moat Funding LLC
                        3.760% due 09/17/2001                          A-1+/NR          P1/NR                 9,918,533
      10,000,000     National Rural Utilities Cooperative
                     Finance Corporation
                        3.950% due 07/13/2001                          A-1+/AA-         P1/A1                 9,986,833
      10,000,000     New Center Asset Trust
                        4.130% due 07/02/2001**                        A1+/NR           NR/NR                 9,998,853
                     Philip Morris Companies, Inc.:
      10,000,000        3.600% due 08/17/2001                          A1/A             P1/A2                 9,953,000
       5,000,000        4.240% due 12/04/2001                          A1/A             P1/A2                 5,000,000



                       See Notes to Financial Statements

               Munder Institutional Money Market Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

                                                                              RATING
     PRINCIPAL                                                        -------------------------
      AMOUNT                                                          S&P               MOODY'S           VALUE
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
$      5,000,000     Receivables Capital Corporation
                        3.960% due 07/05/2001                          A-1+/AAA         P1/Aaa         $      4,997,800
                     Sigma Finance, Inc.:
       5,000,000        4.380% due 10/01/2001                          A-1+/AAA         P1/Aaa                4,944,033
       5,000,000        5.210% due 07/19/2001                          A-1+/AAA         P1/Aaa                4,986,975
      10,000,000     Societe Generale North America, Inc.
                        3.950% due 08/14/2001                          A-1+             PRIM1                 9,951,722
                     Sony Capital Corporation:
       5,000,000        3.700% due 08/16/2001                          A1/A+            P1/Aa3                4,976,361
       5,000,000        3.930% due 07/27/2001                          A1/A+            P1/Aa3                4,985,808
      10,000,000     Textron Financial Corporation
                        3.750% due 08/24/2001                          A1/A             P1/A2                 9,943,750
                                                                                                       ----------------

TOTAL COMMERCIAL PAPER
   (Cost $154,454,844)                                                                                      154,454,844
                                                                                                       ----------------

CORPORATE NOTES -- 18.1%
       5,000,000     American Express Centurion Bank
                        3.970% due 11/13/2001++                        A1/A+            P1/Aa3                5,000,000
                     AT&T Corporation:
       5,000,000        4.130% due 08/06/2001                          A1/AA            P1/A1                 4,979,350
      10,000,000        4.180% due 09/04/2001                          A1/AA            P1/A1                 9,924,528
       5,000,000     Beta Finance, Inc.
                        3.960% due 03/08/2002                          A1+/AAA          P1/NR                 5,000,000
       5,000,000     First Union National Bank
                        3.980% due 09/19/2001++                        A1/A             P1/A1                 5,000,000
      10,000,000     J.P. Morgan & Company, Inc.
                        4.140% due 07/02/2001                          A1/A             P1/A1                 9,998,850
       5,000,000     LaSalle Bank NA
                        4.220% due 05/22/2002                          A-1+             Aa3                   4,999,567
      10,000,000     Toronto-Dominion Bank
                        4.730% due 04/22/2002                          A-1+             PRIM1                 9,999,218
                                                                                                       ----------------

TOTAL CORPORATE NOTES
   (Cost $54,901,513)                                                                                        54,901,513
                                                                                                       ----------------

REPURCHASE AGREEMENTS -- 15.5%
       7,086,678     Agreement with Lehman Brothers Holdings Inc.,
                     3.940% dated 06/29/2001, to be repurchased at
                     $7,089,005 on 07/02/2001, collateralized by
                     $6,960,000 U.S. Treasury Note, 5.500% maturing
                     02/15/2008 (value $7,227,884)                                                            7,086,678
       40,000,000    Interest in $156,417,971 joint repurchase agreement
                     with Salomon Brothers, 4.100% dated 06/29/2001,
                     to be repurchased at $40,013,667 on 07/02/2001,
                     collateralized by various U.S. Treasury Obligations
                     (value $40,800,000)                                                                     40,000,000
                                                                                                       ----------------



                       See Notes to Financial Statements

               Munder Institutional Money Market Fund
                      Portfolio of Investments, June 30, 2001 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

                                                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $47,086,678)                                                                                  $     47,086,678
                                                                                                       ----------------

TOTAL INVESTMENTS (Cost $301,196,901*)                                                     99.2%            301,196,901
OTHER ASSETS AND LIABILITIES (NET)                                                          0.8               2,470,738
                                                                                      ---------        ----------------
NET ASSETS                                                                                100.0%       $    303,667,639
                                                                                      =========        ================


--------------------
   * Aggregate cost for Federal tax purposes.
   + Rate represents annualized yield at date of purchase.
  ++ This security has a F1 rating by Fitch Investor Services and thus is defined as an eligible security under Rule 2a-7.





                       See Notes to Financial Statements

             Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2001 (Unaudited)

             -------------------------------------------------------------------

                                                  ------------------------------------------------------------------------
                                                  MUNDER        MUNDER         MUNDER        MUNDER         MUNDER
                                                  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                  S&P 500       S&P MIDCAP     S&P SMALLCAP  SHORT TERM     MONEY
                                                  INDEX EQUITY  INDEX EQUITY   INDEX EQUITY  TREASURY       MARKET
                                                  FUND          FUND           FUND          FUND           FUND
                                                  ------------------------------------------------------------------------
ASSETS:
Investments, at value
    See accompanying schedule:
       Securities..............................   $192,300,014  $  13,756,612  $109,201,968  $ 26,587,472   $254,110,223
       Repurchase Agreements...................     11,007,000      1,314,000     3,035,000        45,850     47,086,678
                                                  ------------  -------------  ------------  ------------   ------------
Total Investments..............................    203,307,014     15,070,612   112,236,968    26,633,322    301,196,901
Cash...........................................            769            786           835             -              -
Interest receivable............................          2,373            283           654       499,385        694,332
Dividends receivable...........................        143,335          6,372        41,053             -              -
Receivable from investment advisor.............          9,057          7,910         7,294             -         37,795
Receivable for investment securities sold......         88,347          3,908        80,458             -              -
Receivable for Fund shares sold................         10,000              -       454,633             -      2,901,789
Variation Margin...............................         43,475         18,750        67,568             -              -
Unamortized organization costs.................          9,466          1,803             -             -              -
Prepaid expenses and other assets..............          2,051            747         1,378           924          2,365
                                                  ------------  -------------  ------------  ------------   ------------
    Total Assets...............................    203,615,887     15,111,171   112,890,841    27,133,631    304,833,182
                                                  ------------  -------------  ------------  ------------   ------------

LIABILITIES:
Payable for Fund shares redeemed...............        606,672              -        84,316             -              -
Payable for investment securities purchased....        215,622         15,595       144,571             -              -
Payable upon return of securities loaned.......              -      2,727,584    19,681,955             -              -
Dividends payable..............................              -              -             -             -      1,071,866
Investment advisory fee payable................              -              -             -         2,289         30,888
Administration fee payable.....................          2,828            173         1,243           378          4,373
Shareholder servicing fees payable.............          4,702            869        23,938             -              -
Transfer agent fee payable.....................         17,375          2,521        15,354        15,538          4,417
Custodian fees payable.........................         40,831         17,476        42,496        10,254         32,143
Accrued Director's fees and expenses...........              -              -             -           422              -
Accrued expenses and other payables............         21,914          4,277         7,869        20,112         21,856
                                                  ------------  -------------  ------------  ------------   ------------
    Total Liabilities..........................        909,944      2,768,495    20,001,742        48,993      1,165,543
                                                  ------------  -------------  ------------  ------------   ------------
NET ASSETS.....................................   $202,705,943  $  12,342,676  $ 92,889,099  $ 27,084,638   $303,667,639
                                                  ============  =============  ============  ============   ============
Investments, at cost...........................   $215,630,136  $  14,928,905  $104,996,187  $ 26,205,172   $301,196,901
                                                  ============  =============  ============  ============   ============


                       See Notes to Financial Statements

          Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2001 (Unaudited)
                                    (Continued)
          ----------------------------------------------------------------------

                                                  ------------------------------------------------------------------------
                                                  MUNDER        MUNDER         MUNDER        MUNDER         MUNDER
                                                  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                  S&P 500       S&P MIDCAP     S&P SMALLCAP  SHORT TERM     MONEYs
                                                  INDEX EQUITY  INDEX EQUITY   INDEX EQUITY  TREASURY       MARKET
                                                  FUND          FUND           FUND          FUND           FUND
                                                  -----------------------------------------------------------------------
NET ASSETS consist of:
Undistributed net investment income............   $     25,116  $       1,556  $     10,379  $     24,484   $          -
Accumulated net realized gain/(loss) on
    investments sold and futures contracts ....     (1,357,981)      (406,512)       85,454       610,452          7,300
Net unrealized appreciation/(depreciation) of
    investments and future contracts...........    (12,686,338)      (136,118)    7,336,653       428,150              -
Par value......................................         20,636          1,328         8,004         2,675        303,660
Paid-in capital in excess of par value.........    216,704,510     12,610,186    85,448,609    26,018,877    303,356,679
                                                  ------------  -------------  ------------  ------------   ------------
Total Net Assets...............................   $202,705,943  $  12,342,676  $ 92,889,099  $ 27,084,638   $303,667,639
                                                  ============  =============  ============  ============   ============

NET ASSETS:
Class K Shares.................................   $ 22,466,180  $   4,224,955  $ 83,640,973  $          -   $          -
                                                  ============  =============  ============  ============   ============
Class Y Shares.................................   $180,239,763  $   8,117,721  $  9,248,126  $ 27,084,638   $303,667,639
                                                  ============  =============  ============  ============   ============

SHARES OUTSTANDING:
Class K Shares.................................      3,024,047        496,219     7,205,534             -              -
                                                  ============  =============  ============  ============   ============
Class Y Shares.................................     17,612,418        831,449       798,192     2,674,602    303,660,339
                                                  ============  =============  ============  ============   ============

CLASS K SHARES:
Net asset value, offering price and redemption
    price per share............................   $       7.43  $        8.51  $      11.61  $        N/A   $        N/A
                                                  ============  =============  ============  ============   ============

CLASS Y SHARES:
Net asset value, offering price and redemption
    price per share............................   $      10.23  $        9.76  $      11.59  $      10.13   $       1.00
                                                  ============  =============  ============  ============   ============




                       See Notes to Financial Statements

            Munder Institutional Funds
                Statements of Operations, Period Ended June 30, 2001 (Unaudited)

            --------------------------------------------------------------------


                                                  ---------------------------------------------------------------------
                                                  MUNDER        MUNDER         MUNDER        MUNDER         MUNDER
                                                  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                  S&P 500       S&P MIDCAP     S&P SMALLCAP  SHORT TERM     MONEY
                                                  INDEX EQUITY  INDEX EQUITY   INDEX EQUITY  TREASURY       MARKET
                                                  FUND          FUND           FUND          FUND           FUND
                                                  ---------------------------------------------------------------------

INVESTMENT INCOME:
Interest.......................................   $    122,017  $      34,614  $     23,627  $    957,326   $  5,994,455
Dividends (a)..................................        918,944         52,872       304,605             -              -
Securities lending.............................              -          4,237        45,243             -              -
Other..........................................              -            323         3,305             -              -
                                                  ------------  -------------  ------------  ------------   ------------
    Total investment income....................      1,040,961         92,046       376,780       957,326      5,994,455
                                                  ------------  -------------  ------------  ------------   ------------

EXPENSES:
Custodian fees.................................         99,628         42,095       111,899        13,093         32,613
Investment advisory fee........................         54,636          8,766        61,490        33,101        224,413
Transfer agent fee.............................         32,619          2,609        17,387        16,457         19,653
Shareholder servicing fees:
    Class K Shares.............................         25,614          4,701        90,998             -              -
Administration fee.............................         13,473          1,040         7,679         6,652         20,503
Legal and audit fees...........................          9,364            742         5,100         4,955         14,730
Registration and filing fees...................         10,259            889         6,369           671         11,019
Amortization of organization costs.............          3,410            520             -             -              -
Directors' fees and expenses...................          2,118            225         1,569           904          3,276
Other..........................................         10,107          2,609         5,863         3,894         11,672
                                                  ------------  -------------  ------------  ------------   ------------
       Total Expenses..........................        261,228         64,196       308,354        79,727        337,879
Fees waived and/or expenses reimbursed by
         investment advisor ...................       (163,810)       (48,980)     (145,372)      (43,352)      (198,615)
                                                  ------------  -------------  ------------  ------------   ------------
       Net Expenses............................         97,418         15,216       162,982        36,375        139,264
                                                  ------------  -------------  ------------  ------------   ------------
NET INVESTMENT INCOME..........................        943,543         76,830       213,798       920,951      5,855,191
                                                  ------------  -------------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions......................     (1,027,371)      (214,412)   (1,069,363)      458,889          7,300
    Future contracts...........................       (196,722)       (34,313)      (34,376)            -              -
Net change in unrealized appreciation/
    (depreciation) of:
    Securities.................................     (2,997,212)       277,290     6,031,400      (148,725)             -
    Futures contracts..........................       (314,994)         9,831        95,872             -              -
                                                  ------------  -------------  ------------  ------------   ------------
Net realized and unrealized gain/(loss)
    on investments.............................     (4,142,855)        38,396     5,023,533       310,164          7,300
                                                  ------------  -------------  ------------  ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS......................   $ (3,199,312) $     115,226  $  5,237,331  $  1,231,115   $  5,862,491
                                                  ============  =============  ============  ============   ============





--------------------
(a) Net of foreign withholding tax of $6,318 and $163 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.




                       See Notes to Financial Statements

 Munder Institutional Funds
     Statements of Changes in Net Assets, Period Ended June 30, 2001 (Unaudited)

 -------------------------------------------------------------------------------


                                                       ----------------------------------------------------------------------------
                                                       MUNDER          MUNDER           MUNDER          MUNDER         MUNDER
                                                       INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL  INSTITUTIONAL
                                                       S&P 500         S&P MIDCAP       S&P SMALLCAP    SHORT TERM     MONEY
                                                       INDEX EQUITY    INDEX EQUITY     INDEX EQUITY    TREASURY       MARKET
                                                       FUND            FUND             FUND            FUND           FUND
                                                      -----------------------------------------------------------------------------
Net investment income................................  $    943,543    $      76,830    $    213,798    $    920,951   $  5,855,191
Net realized gain/(loss) on investments sold.........      (830,649)        (248,725)     (1,103,739)        458,889          7,300
Net change in unrealized appreciation/(depreciation)
    of investments...................................    (3,312,206)         287,121       6,127,272        (148,725)             -
                                                       ------------    -------------    ------------    -------------  ------------
Net increase/(decrease) in net assets resulting from
    operations.......................................    (3,199,312)         115,226       5,237,331       1,231,115      5,862,491

Dividends to shareholders from net investment
income:
       Class K Shares................................      (137,335)         (24,179)       (175,775)              -              -
       Class Y Shares................................      (781,092)         (51,095)        (31,292)       (896,467)    (5,855,191)
Net increase/(decrease) in net assets from Fund
 share transactions:
       Class K Shares................................     7,720,571        1,185,877      10,950,835               -              -
       Class Y Shares................................    92,226,505          (38,801)       (535,976)    (19,218,268)   148,469,071
                                                       ------------    -------------    ------------    -------------  ------------
Net increase/(decrease) in net assets................    95,829,337        1,187,028      15,445,123     (18,883,620)   148,476,371

NET ASSETS:
Beginning of period..................................   106,876,606       11,155,648      77,443,976      45,968,258    155,191,268
                                                       ------------   --------------    ------------    ------------   ------------

End of period........................................  $202,705,943   $   12,342,676    $ 92,889,099    $ 27,084,638   $303,667,639
                                                       ============   ==============    ============    ============   ============

Undistributed net investment income .................  $     25,116   $        1,556    $     10,379    $     24,484   $          -
                                                       ============   ==============    ============    ============   ============







                       See Notes to Financial Statements

    Munder Institutional Funds
        Statements of Changes in Net Assets, Year Ended December 31, 2000

    ----------------------------------------------------------------------------


                                                          ------------------------------------------------------------------------
                                                          MUNDER          MUNDER         MUNDER        MUNDER         MUNDER
                                                          INSTITUTIONAL   INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                          S&P 500         S&P MIDCAP     S&P SMALLCAP  SHORT TERM     MONEY
                                                          INDEX EQUITY    INDEX EQUITY   INDEX EQUITY  TREASURY       MARKET
                                                          FUND            FUND           FUND          FUND(A)        FUND
                                                          ------------------------------------------------------------------------

Net investment income................................      $  1,436,433   $   171,928  $    257,943   $  5,527,449    $ 8,362,604
Net realized gain on investments sold................        20,913,332     2,396,448     9,248,360        376,137              -
Net change in unrealized appreciation/(depreciation)
    of investments...................................       (36,137,580)     (569,863)   (2,591,070)       576,875              -
                                                           ------------   -----------  ------------   ------------    -----------
Net increase/(decrease) in net assets resulting from
    operations.......................................       (13,787,815)    1,998,513     6,915,233      6,480,461      8,362,604

Dividends to shareholders from net investment
income:
       Class K Shares................................          (140,146)      (41,673)     (193,057)             -              -
       Class Y Shares................................        (1,035,229)     (122,625)      (39,063)    (5,578,464)    (8,362,604)
Distributions to shareholders from net realized
gains:
       Class K Shares................................        (2,999,116)     (651,333)   (6,061,579)             -              -
       Class Y Shares................................       (13,640,892)   (1,466,065)     (782,260)      (173,559)             -
Net increase/(decrease) in net assets from
Fund share transactions:
       Class K Shares................................        17,089,207     2,014,497    38,684,325              -              -
       Class Y Shares................................       (1,582,384)    (1,071,490)  (14,734,298)    45,239,820     52,655,775
                                                          ------------  -------------  ------------   ------------   ------------
Net increase/(decrease) in net assets................      (16,096,375)       659,824    23,789,301     45,968,258     52,655,775

NET ASSETS:
Beginning of period..................................      122,972,981     10,495,824    53,654,675              -    102,535,493
                                                          ------------  -------------  ------------   ------------   ------------

End of period........................................     $106,876,606  $  11,155,648  $ 77,443,976   $ 45,968,258   $155,191,268
                                                          ============  =============  ============   ============   ============

Undistributed net investment income .................     $          -  $           -  $      3,648   $          -   $          -
                                                          ============  =============  ============   ============   ============






--------------------
(a) The Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.






                       See Notes to Financial Statements

        Munder Institutional S&P 500 Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

        ------------------------------------------------------------------------

                                                                                              Y SHARES
                                                               -----------------------------------------------------------------
                                                               PERIOD
                                                               ENDED        YEAR         YEAR         YEAR         PERIOD
                                                               6/30/01      ENDED        ENDED        ENDED        ENDED
                                                               (UNAUDITED)  12/31/00     12/31/99(D)  12/31/98     12/31/97
                                                               -----------------------------------------------------------------

Net asset value, beginning of period........................   $  11.03     $  14.51     $  12.49     $  10.00     $   10.00
                                                               --------     --------     --------     --------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.06         0.16         0.17         0.17          0.04
Net realized and unrealized gain/(loss) on investments......      (0.80)       (1.52)        2.36         2.63          0.00(e)
                                                               --------     --------     --------     --------     ---------
Total from investment operations............................      (0.74)       (1.36)        2.53         2.80          0.04
                                                               --------     --------     --------     --------     ---------
LESS DISTRIBUTIONS:
Distributions from net investment income....................      (0.06)       (0.13)       (0.17)       (0.17)        (0.04)
Distributions from net realized gains.......................          -        (1.99)       (0.32)       (0.14)            -
Distributions from capital..................................          -            -        (0.02)           -             -
                                                               --------     --------     --------     --------     ---------
Total distributions.........................................      (0.06)       (2.12)       (0.51)       (0.31)        (0.04)
                                                               --------     --------     --------     --------     ---------
Net asset value, end of period..............................   $  10.23     $  11.03     $  14.51     $  12.49     $   10.00
                                                               ========     ========     ========     ========     =========
TOTAL RETURN (B)............................................      (6.71)%      (9.32)%      20.56%       28.22%         0.39%
                                                               ========     ========     ========     ========     =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................   $180,240     $ 90,395     $118,761     $ 69,032     $  63,999
Ratio of operating expenses to average net assets...........       0.09%(c)     0.09%        0.09%        0.09%         0.09%(c)
Ratio of net investment income to average net assets........       1.24%(c)     1.15%        1.26%        1.44%         1.76%(c)
Portfolio turnover..........................................          1%          65%          10%           6%            0%
Ratio of operating expenses to average net assets
    without expenses reimbursed.............................       0.30%(c)     0.27%        0.32%        0.32%         0.61%(c)



----------------
(a) The Munder Institutional S&P 500 Index Equity Fund Class Y Shares commenced operations on October 14, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.
(e) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.







                       See Notes to Financial Statements

         Munder Institutional S&P MidCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

         -----------------------------------------------------------------------


                                                                                     Y SHARES
                                                                ---------------------------------------------------
                                                                PERIOD
                                                                ENDED         YEAR          YEAR          PERIOD
                                                                6/30/01       ENDED         ENDED         ENDED
                                                                (UNAUDITED)   12/31/00      12/31/99(D)   12/31/98
                                                                ---------------------------------------------------

Net asset value, beginning of period......................      $   9.74      $  10.29      $  11.08      $  10.00
                                                                --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................          0.07          0.15          0.16          0.11
Net realized and unrealized gain on investments...........          0.01          1.56          1.48          1.34
                                                                --------      --------      --------      --------
Total from investment operations..........................          0.08          1.71          1.64          1.45
                                                                --------      --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from net investment income..................         (0.06)        (0.14)        (0.17)        (0.11)
Distributions in excess of net investment income..........             -             -         (0.05)            -
Distributions from net realized gains.....................             -         (2.12)        (2.21)        (0.26)
                                                                --------      --------      --------      --------
Total distributions.......................................         (0.06)        (2.26)        (2.43)        (0.37)
                                                                --------      --------      --------      --------
Net asset value, end of period............................      $   9.76      $   9.74      $  10.29      $  11.08
                                                                ========      ========      ========      ========
TOTAL RETURN (B)..........................................          0.87%        17.74%        14.69%        15.04%
                                                                ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......................      $  8,118      $  8,141      $  9,264      $ 10,853
Ratio of operating expenses to average net assets.........          0.18%(c)      0.18%         0.18%         0.18%(c)
Ratio of net investment income to average net assets......          1.40%(c)      1.36%         1.46%         1.20%(c)
Portfolio turnover........................................            14%           86%           36%           37%
Ratio of operating expenses to average net assets
    without expenses reimbursed...........................          1.02%(c)      0.83%         1.04%         0.88%(c)



----------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class Y Shares commenced operations on February 13, 1998.
(b)   Total return represents aggregate total return for the period indicated.
(c)   Annualized.
(d)   Per share numbers have been calculated using the average shares method.




                       See Notes to Financial Statements

        Munder Institutional S&P SmallCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

        ------------------------------------------------------------------------


                                                                                       Y SHARES
                                                             -------------------------------------------------------------
                                                             PERIOD
                                                             ENDED
                                                             PERIOD       YEAR        PERIOD        PERIOD
                                                             6/30/01      ENDED       ENDED         ENDED        ENDED
                                                             (UNAUDITED)  12/31/00    12/31/99(D,E) 12/31/98(E)  12/31/97
                                                             -------------------------------------------------------------

Net asset value, beginning of period....................     $  10.94     $  10.91     $  10.00     $  10.23     $   10.00
                                                             --------     --------     --------     --------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.04         0.09         0.02         0.02          0.04
Net realized and unrealized gain on investments.........         0.65         1.00         1.02         0.84          0.26
                                                             --------     --------     --------     --------     ---------
Total from investment operations........................         0.69         1.09         1.04         0.86          0.30
                                                             --------     --------     --------     --------     ---------
LESS DISTRIBUTIONS:
Distributions from net investment income................        (0.04)       (0.07)       (0.01)           -         (0.04)
Distributions from net realized gains...................            -        (0.99)           -            -            -
Distributions from capital..............................            -            -        (0.12)       (0.04)        (0.03)
                                                             --------     --------     --------     --------     ---------
Total distributions.....................................        (0.04)       (1.06)       (0.13)       (0.04)        (0.07)
                                                             ---------    --------     --------     --------     ---------
Net asset value, end of period..........................     $  11.59     $  10.94     $  10.91     $  11.05(f)  $   10.23
                                                             ========     ========     ========     ========     =========
TOTAL RETURN (B)........................................         6.32%       10.58%       10.50%        8.41%         3.00%
                                                             ========     ========     ========     ========     =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................     $  9,248     $  9,181     $ 22,834            -     $  2,559
Ratio of operating expenses to average net assets.......         0.18%(c)    0.18%         0.18%(c)     0.18%(g)     0.18%(c)
Ratio of net investment income to average net assets....         0.74%(c)    0.62%         1.14%(c)     0.52%(g)     0.80%(c)
Portfolio turnover......................................            9%        101%            3%          17%           8%
Ratio of operating expenses to average net assets
    without expenses reimbursed.........................         0.53%(c)    0.57%         0.52%(c)     4.53%(g)     3.88%(c)




----------------
(a) The Munder Institutional S&P 500 SmallCap Index Equity Fund Class Y Shares commenced operations on August 7, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.
(e) The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.
(f)  Reflects the net asset value on May 18, 1998.
(g)  Annualized based on the activity of the Fund through May 18, 1998.






                       See Notes to Financial Statements


                  Munder Institutional Short Term Treasury Fund (a)
                      Financial Highlights, For a Share Outstanding Throughout Each Period

                  -------------------------------------------------------------------------------------------------


                                                                                                 Y SHARES
                                                                                        ---------------------------
                                                                                        PERIOD
                                                                                        ENDED             PERIOD
                                                                                        6/30/01           ENDED
                                                                                        (UNAUDITED)       12/31/00
                                                                                        ---------------------------

Net asset value, beginning of period...............................................     $   10.06         $   10.00
                                                                                        ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................................          0.30              0.58
Net realized and unrealized gain on investments....................................          0.06              0.11
                                                                                        ---------         ---------
Total from investment operations...................................................          0.36              0.69
                                                                                        ---------         ---------
LESS DISTRIBUTIONS:
Distributions from net investment income...........................................         (0.29)            (0.59)
Distributions from net realized gains..............................................             -             (0.04)
                                                                                        ---------         ---------
Total distributions................................................................         (0.29)            (0.63)
                                                                                        ---------         ---------
Net asset value, end of period.....................................................     $   10.13         $   10.06
                                                                                        =========         =========
TOTAL RETURN (B)...................................................................          3.61%             7.13%
                                                                                        =========         =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................................     $  27,085         $  45,968
Ratio of operating expenses to average net assets..................................          0.23%(c)          0.23%(c)
Ratio of net investment income to average net assets...............................          5.74%(c)          6.13%(c)
Portfolio turnover.................................................................            21%              133%
Ratio of operating expenses to average net assets
    without expenses reimbursed....................................................          0.50%(c)          0.31%(c)




----------------
(a) Then Munder Institutional Short Term Treasury Fund Class Y Shares commenced operations on February 2, 2000.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.









                       See Notes to Financial Statements



                   Munder Institutional Money Market Fund (a)
                      Financial Highlights, For a Share Outstanding Throughout Each Period

                   ------------------------------------------------------------------------------------------------


                                                                                        Y SHARES
                                                                        -------------------------------------------
                                                                        PERIOD
                                                                        ENDED           YEAR            PERIOD
                                                                        6/30/01         ENDED           ENDED
                                                                        (UNAUDITED)     12/31/00        12/31/99
                                                                        -------------------------------------------

Net asset value, beginning of period...............................     $    1.00       $    1.00       $   1.00
                                                                        ---------       ---------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................         0.030           0.062          0.050
                                                                        ---------       ---------       --------
Total from investment operations...................................         0.030           0.062          0.050
                                                                        ---------       ---------       --------
LESS DISTRIBUTIONS:
Distributions from net investment income...........................        (0.030)         (0.062)        (0.050)
                                                                        ---------       ---------       --------
Total distributions................................................        (0.030)         (0.062)        (0.050)
                                                                        ---------       ---------       --------
Net asset value, end of period.....................................     $    1.00       $    1.00       $   1.00
                                                                        =========       =========       ========
TOTAL RETURN (B)...................................................          2.58%           6.44%          5.09%
                                                                        =========       =========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................     $ 303,668       $ 155,191       $102,535
Ratio of operating expenses to average net assets..................          0.12%(c)        0.18%          0.20%(c)
Ratio of net investment income to average net assets...............          5.03%(c)        6.26%          4.99%(c)
Ratio of operating expenses to average net assets
    without expenses reimbursed....................................          0.29%(c)        0.31%          0.37%(c)




----------------
(a) The Munder Institutional Money Market Fund Class Y Shares commenced operations on January 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.











                       See Notes to Financial Statements

             The Munder Institutional Funds
                  Notes To Financial Statements, June 30, 2001 (Unaudited)


             -------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. At June 30, 2001 the Class K Shares of the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund had not yet commenced operations. The Financial Highlights of Class K Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized securities exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Debt securities held by the Munder Institutional Money Market Fund are also valued on an amortized cost basis, which approximates current market value. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Munder Institutional Money Market Fund is performed pursuant to procedures established by the Board of Directors. The Munder Institutional Money Market Fund seeks to maintain a net asset value per share of $1.00.

     Futures Contracts: Each of the Funds (except Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund) may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the

                  The Munder Institutional Funds
                       Notes to Financial Statements, June 30, 2001 (Unaudited)
                             (Continued)
                  --------------------------------------------------------------

seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a fund in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a fund seeks to assert its rights. Munder Capital Management (the "Advisor") or World Asset Management ("World"), a wholly owned subsidiary of the Advisor, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned at the close of business on the preceding business day. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund. Operating expenses of each Fund are prorated between the share classes where applicable, based on the relative average net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 2000, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income Recognition: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Funds currently do not amortize premiums on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Funds have not completed their analysis, if any, of the impact of this accounting change.

            The Munder Institutional Funds
                     Notes to Financial Statements, June 30, 2001 (Unaudited)
                           (Continued)
            --------------------------------------------------------------------

2.   INVESTMENT ADVISORS AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, World is entitled to receive fees the Funds computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:


                                                                                                FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                               ----------------
     Munder Institutional S&P 500 Index Equity Fund....................................              0.07%
     Munder Institutional S&P MidCap Index Equity Fund.................................              0.15%
     Munder Institutional S&P SmallCap Index Equity Fund...............................              0.15%

     For its advisory services, the Advisor is entitled to receive fees from the Funds computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:


                                                                                                FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                               ----------------
     Munder Institutional Short Term Treasury Fund.....................................              0.20%
     Munder Institutional Money Market Fund............................................              0.20%

     The Advisor or World voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 2001, as follows:


                                                                              FEES WAIVED         EXPENSES REIMBURSED
                                                                              -----------         -------------------
     Munder Institutional S&P 500 Index Equity Fund..................             $54,636                   $ 109,174
     Munder Institutional S&P MidCap Index Equity Fund...............               8,766                      40,214
     Munder Institutional S&P SmallCap Index Equity Fund.............              61,519                      83,853
     Munder Institutional Short Term Treasury Fund...................                   -                      43,352
     Munder Institutional Money Market Fund..........................              93,172                     105,443

     Effective May 15, 2001, the Advisor contractually agreed to reduce the management fee for the Money Market Fund to 0.12% through April 30, 2002, or the effective date of the Fund's next annual registration statement update, whichever is sooner.

     Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 94% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $25,753 for its shareholder services to the Funds for the period ended June 30, 2001.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($55,000 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive an annual retainer of $4,000 per committee ($6,000 for the Committee Chairman) plus a fee of $1,500 for each meeting of the committee attended or $750 for each telephone meeting, if any. No officer, director or employee of the Advisor, World or Comerica received any compensation from the Company.

3.   DISTRIBUTION AND SERVICE PLAN

     The Funds have adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, for the Class K Shares of each Fund. Under the Plan, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended June 30, 2001, the contractual rate under the Plan was 0.25% based on the average daily net assets of the respective Funds.

            The Munder Institutional Funds
                     Notes to Financial Statements, June 30, 2001 (Unaudited)
                           (Continued)
            --------------------------------------------------------------------


     Comerica Securities, a wholly owned subsidiary of Comerica, may receive trail commissions for providing shareholder services. For the period ended June 30, 2001, the Distributor did not pay any fees to Comerica Securities.

     Comerica is among the Service Organizations who receive shareholder service fees from the Funds under the Plan. For the period ended June 30, 2001, the Distributor paid $121,123 to Comerica for shareholder services provided to the funds.


4.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2001, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:


                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional S&P 500 Index Equity Fund..................               $ 94,039,535          $ 1,745,045
     Munder Institutional S&P MidCap Index Equity Fund...............                  1,474,891            1,256,906
     Munder Institutional S&P SmallCap Index Equity Fund.............                 14,589,591            7,346,308

     For the period ended June 30, 2001, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, were as follows:


                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional S&P 500 Index Equity Fund..................                 $  486,020          $   350,000
     Munder Institutional S&P MidCap Index Equity Fund...............                    194,661              200,000
     Munder Institutional Short Term Treasury Fund...................                  6,867,498           25,476,564

At June 30, 2001, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:


                                                                                       TAX BASIS            TAX BASIS
                                                                                      UNREALIZED           UNREALIZED
                                                                                    APPRECIATION         DEPRECIATION
                                                                                    ------------         ------------
     Munder Institutional S&P 500 Index Equity Fund..................               $ 12,152,962         $ 24,476,085
     Munder Institutional S&P MidCap Index Equity Fund...............                  1,716,766            1,575,059
     Munder Institutional S&P SmallCap Index Equity Fund.............                 17,117,734            9,876,953
     Munder Institutional Short Term Treasury Fund...................                    428,150                    -

5.   ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

            The Munder Institutional Funds
                     Notes to Financial Statements, June 30, 2001 (Unaudited)
                           (Continued)
            --------------------------------------------------------------------

6.   COMMON STOCK

     At June 30, 2001, twenty-five million shares (five billion shares for the Munder Institutional Money Market Fund) of $0.001 par value common stock were authorized for each share class of the Funds. Changes in common stock were as follows:


                                                          CLASS K SHARES                       CLASS K SHARES
                                                           PERIOD ENDED                          YEAR ENDED
                                                              6/30/01                             12/31/00
                                                   ----------------------------        ----------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:
                                                         SHARES          AMOUNT              SHARES          AMOUNT
                                                         ------          ------              ------          ------
Sold ...........................................      1,218,839    $  9,608,804           2,314,089    $ 23,084,551
Issued as reinvestment of dividends ............             --              --               1,403          11,030
Redeemed .......................................       (248,603)     (1,888,233)           (661,148)     (6,006,374)
                                                   ------------    ------------        ------------    ------------
Net increase ...................................        970,236    $  7,720,571           1,654,344    $ 17,089,207
                                                   ============    ============        ============    ============


                                                         CLASS Y SHARES                        CLASS Y SHARES
                                                          PERIOD ENDED                           YEAR ENDED
                                                             6/30/01                              12/31/00
                                                   ----------------------------        ----------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:

                                                         SHARES          AMOUNT              SHARES          AMOUNT
                                                         ------          ------              ------          ------
Sold ...........................................     10,264,337    $101,250,757           6,503,748    $ 88,529,484
Issued as reinvestment of dividends ............             --              --                 412           6,137
Redeemed .......................................       (846,687)     (9,024,252)         (6,495,709)    (90,118,005)
                                                   ------------    ------------        ------------    ------------
Net increase/(decrease) ........................      9,417,650    $ 92,226,505               8,451    $ (1,582,384)
                                                   ============    ============        ============    ============


                                                          CLASS K SHARES                       CLASS K SHARES
                                                           PERIOD ENDED                          YEAR ENDED
                                                              6/30/01                             12/31/00
                                                   ----------------------------        ----------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY
FUND:

                                                         SHARES          AMOUNT              SHARES          AMOUNT
                                                         ------          ------              ------          ------
Sold ...........................................        206,559    $  1,730,835             417,084    $  3,973,913
Issued as reinvestment of dividends ............             --              --                  --              --
Redeemed .......................................        (64,835)       (544,958)           (199,512)     (1,959,416)
                                                   ------------    ------------        ------------    ------------
Net increase ...................................        141,724    $  1,185,877             217,572    $  2,014,497
                                                   ============    ============        ============    ============


                                                          CLASS Y SHARES                       CLASS K SHARES
                                                           PERIOD ENDED                          YEAR ENDED
                                                              6/30/01                             12/31/00
                                                   ----------------------------        ----------------------------

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY
FUND:

                                                         SHARES          AMOUNT              SHARES          AMOUNT
                                                         ------          ------              ------          ------
Sold ...........................................         32,651    $    320,215             216,898    $  2,151,950
Issued as reinvestment of dividends ............             --              --                  --              --
Redeemed .......................................        (36,780)       (359,016)           (281,490)     (3,223,440)
                                                   ------------    ------------        ------------    ------------
Net decrease ...................................         (4,129)   $    (38,801)            (64,592)   $ (1,071,490)
                                                   ============    ============        ============    ============

            The Munder Institutional Funds
                     Notes to Financial Statements, June 30, 2001 (Unaudited)
                           (Continued)
            --------------------------------------------------------------------


                                                          CLASS K SHARES                      CLASS K SHARES
                                                           PERIOD ENDED                         YEAR ENDED
                                                              6/30/01                            12/31/00
                                                   ----------------------------        ----------------------------

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY
FUND:

                                                         SHARES          AMOUNT              SHARES          AMOUNT
                                                         ------          ------              ------          ------
Sold ...........................................      1,448,767    $ 16,070,547           4,021,640    $ 45,788,598
Issued as reinvestment of dividends ............             21             215               1,706          11,146
Redeemed .......................................       (469,091)     (5,119,927)           (623,945)     (7,115,419)
                                                   ------------    ------------        ------------    ------------
Net increase ...................................        979,697    $ 10,950,835           3,398,771    $ 38,684,325
                                                   ============    ============        ============    ============


                                                         CLASS Y SHARES                        CLASS Y SHARES
                                                          PERIOD ENDED                           YEAR ENDED
                                                             6/30/01                              12/31/00
                                                   ----------------------------        ----------------------------

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:

                                                         SHARES          AMOUNT              SHARES          AMOUNT
                                                         ------          ------              ------          ------
Sold ...........................................        193,349    $  2,139,913             877,095    $  9,883,438
Issued as reinvestment of dividends ............             --              --                  --              --
Redeemed .......................................       (234,176)     (2,675,889)         (2,131,223)    (24,617,736)
                                                   ------------    ------------        ------------    ------------
Net decrease ...................................        (40,827)   $   (535,976)         (1,254,128)   $(14,734,298)
                                                   ============    ============        ============    ============


                                                         CLASS Y SHARES                        CLASS Y SHARES
                                                          PERIOD ENDED                          PERIOD ENDED
                                                             6/30/01                            12/31/00 (A)
                                                   ----------------------------        ----------------------------

MUNDER INSTITUTIONAL SHORT TERM TREASURY
FUND:

                                                         SHARES          AMOUNT              SHARES          AMOUNT
                                                         ------          ------              ------          ------
Sold ...........................................             50   $         500          11,858,227   $ 118,625,023
Issued as reinvestment of dividends ............         88,515         896,467             562,146       5,632,764
Redeemed .......................................     (1,984,763)    (20,115,235)         (7,849,573)    (79,017,967)
                                                  -------------   -------------       -------------   -------------
Net increase/(decrease) ........................     (1,896,198)  $ (19,218,268)          4,570,800   $  45,239,820
                                                  =============   =============       =============   =============

---------------

(a) The Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.

            The Munder Institutional Funds
                     Notes to Financial Statements, June 30, 2001 (Unaudited)
                           (Continued)
            --------------------------------------------------------------------

MUNDER INSTITUTIONAL MONEY MARKET FUND

     Since the Fund has sold, issued as reinvestment of dividend, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.


                                                         CLASS Y SHARES                 CLASS Y SHARES
                                                          PERIOD ENDED                   PERIOD ENDED
                                                            6/30/01                        12/31/00
                                                         --------------                 --------------

                                                                 AMOUNT                        AMOUNT
                                                                 ------                        ------
Sold ...........................................          $ 440,543,613                 $ 259,944,660
Issued as reinvestment of dividends ............                 33,601                            --
Redeemed .......................................           (292,108,143)                 (207,288,885)
                                                          -------------                 -------------
Net increase ...................................          $ 148,469,071                 $  52,655,775
                                                          =============                 =============

7.   REVOLVING LINE OF CREDIT

     Effective December 20, 2000, the Funds established a revolving line of credit with State Street Bank and Trust Company in which each of the Funds, and other funds managed by the Advisor, except the Institutional Short Term Treasury Fund and the Institutional Money Market Fund, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.09% per annum on the daily amount of the unused commitment. During the period ended June 30, 2001, the Funds did not utilize the revolving line of credit and total commitment fees were $573.

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

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

                      [This Page Intentionally Left Blank]

SANNINSTIY0601

INVESTMENT ADVISOR:Munder Capital Management and
                   World Asset Management

DISTRIBUTED BY: Funds Distributor, Inc.                             [UNION LOGO]